UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund: BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks.
While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.
Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(19.96)% (10.62)%
U.S. small cap equities
(Russell 2000
®
Index)
(23.43) (25.20)
International equities (MSCI
Europe, Australasia, Far
East Index)
(19.57) (17.77)
Emerging market equities
(MSCI Emerging Markets
Index)
(17.63) (25.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.15 0.18
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(11.34) (10.94)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(10.35) (10.29)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(8.98) (8.57)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(14.19) (12.82)
This Page is not Part of Your Fund Report

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ended June 30, 2022, the Fund outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield bonds experienced sharply negative returns in the period, as persistent inflation, aggressive rate hiking by the Fed and rising fears of recession weighed on credit-
sentiment.
During the period, security selection within the independent energy and retail sectors and an underweight allocation to finance companies contributed positively to performance relative to the benchmark. By credit rating, the Fund’s allocation to B-rated names was additive. Tactical out-of-benchmark exposure to U.S. Treasuries also contributed to performance.
From a sector perspective, an overweight to the technology sector and selection within the wireline and consumer cyclical services sectors detracted from relative performance.
By credit rating, the Fund’s overweight allocation to the CCC-rated bucket and to BBB-rated credit weighed on return.
Describe recent portfolio activity.
While key positioning themes remained broadly consistent, the Fund tactically navigated sector- and issuer-level positioning to take advantage of market opportunities.
During the period, the Fund increased its exposure to the technology, independent energy and media & entertainment sectors, while reducing risk within the pharmaceuticals, gaming and health care sectors. The Fund increased exposure to investment grade corporate bonds, ending the period at 3.98%. The Fund also increased its tactical allocation to bank loans, while reducing the allocation to liquid, indexed high yield products and equities.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund was underweight BB rated debt and overweight in select CCCs. With that said, the portfolio remained underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. The leading sector overweights were in technology, wirelines and consumer cyclical services, while leading underweights were to finance companies, media & entertainment and automotive. The Fund also continued to hold tactical out-of-benchmark exposure to bank loans of approximately 13%, along with a tactical allocation to investment grade corporate bonds of approximately 4% and a small exposure to equities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
( c ) (d)
....................................... 6.78% 6.69% (13.6 0)% (12.35)% 2.35% 4.51%
Class III
(c)(d)
...................................... 6.53 6.43 (13.71) (12.56) 2.14 4.27
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(e )
— — (14.19) (12.82) 2.09 4.47
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/ payable date.
Insurance-related fees and expenses are not reflected in these returns.
(d)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization.
(e)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 864.00 $ 2.59 $ 1,000.00 $ 1,022.02 $ 2.81 0.56%
Class III .................................. 1,000.00 862.90 3.70 1,000.00 1,020.83 4.01 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ 0.2%
BBB/Baa ....................................... 6.3
BB/Ba ......................................... 38.4
B ............................................ 38.8
CCC/Caa ....................................... 13.6
CC/Ca ........................................ 0.1
NR ........................................... 2.6
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 346 $ 5,792
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 71,632 472,771
Element Solutions, Inc. ............... 35,892 638,878
1,111,649
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 13,579 83,103
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $552,653)
(a)(b)
......... 56,202 342,832
Electrical Equipment — 0.0%
Sensata Technologies Holding plc ........ 6,628 273,803
Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc. ...... 2,828 129,692
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 2,003 123,104
Twilio, Inc., Class A ................. 997 83,559
206,663
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 17,033 529,726
Syneos Health, Inc. ................. 10,472 750,633
1,280,359
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 106,359 113,804
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 773,987
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc. ................ 4,297 571,630
Chesapeake Energy Corp. ............ 12,575 1,019,833
Energy Transfer LP ................. 131,561 1,312,979
Targa Resources Corp. ............... 6,750 402,772
3,307,214
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 16,948 346,756
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 31,923 663,041
Total Common Stocks — 1.3%
(Cost: $9,572,068) .............................. 8,638,695
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.3%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 50 45,187
7.13%, 06/15/26 ................. 1,645 1,356,269
7.88%, 04/15/27 ................. 1,248 1,038,848
6.00%, 02/15/28 ................. 1,039 778,627
7.45%, 05/01/34 ................. 201 150,740
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 457 406,730
4.13%, 04/15/29 ................. 458 401,895
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
741 590,192
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 12 11,895
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
USD 186 $ 184,237
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 2,365 2,131,575
Spirit AeroSystems, Inc.
(c)
5.50%, 01/15/25 ................. 251 232,175
7.50%, 04/15/25 ................. 72 66,870
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 1,137 1,149,780
6.25%, 03/15/26
(c)
................ 9,257 8,921,434
6.38%, 06/15/26 ................. 70 65,450
7.50%, 03/15/27 ................. 215 202,833
4.63%, 01/15/29 ................. 904 727,738
4.88%, 05/01/29 ................. 1,779 1,448,177
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 1,604 1,615,821
21,526,473
Airlines — 2.1%
Air Canada, 3.88%, 08/15/26
(c)
......... 978 827,280
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 3,229 3,341,692
5.50%, 04/20/26 ................. 659 605,866
5.75%, 04/20/29 ................. 2,027 1,730,655
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 170 172,072
4.75%, 10/20/28 ................. 274 258,635
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 489 438,242
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
1,805 1,773,463
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
69 70,401
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 83 78,817
Series 2020-1, Class A, 5.88%, 10/15/27 1,290 1,267,156
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 1,651 1,454,812
4.63%, 04/15/29 ................. 2,068 1,754,222
13,773,313
Auto Components — 2.0%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 305 317,200
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
415 385,950
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 911 902,300
6.25%, 05/15/26 ................. 3,076 2,960,650
8.50%, 05/15/27 ................. 5,752 5,559,164
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 579 500,198
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 248 183,148
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 157,194
5.00%, 07/15/29 ................. 263 217,805
5.63%, 04/30/33 ................. 535 428,471
Icahn Enterprises LP
5.25%, 05/15/27 ................. 864 765,366
4.38%, 02/01/29 ................. 973 786,340
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
.. 126 93,773
13,257,559
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. 82 76,000
3.25%, 02/12/32 ................. 1,426 1,066,505
4.75%, 01/15/43 ................. 167 118,960
5.29%, 12/08/46 ................. 160 122,705
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 378 299,376
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
175 160,255
1,843,801

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks — 0.3%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 ................. EUR 100 $ 15,195
4.75%, 01/15/18 ................. 100 15,195
4.00%, 01/21/23 ................. 100 15,196
Barclays plc
5.20%, 05/12/26 ................. USD 200 199,146
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(f)(g)
.................... 940 720,852
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(c)(f)(g)
.............. 460 357,497
HSBC Holdings plc
(f)(g)
(USD Swap Rate 5 Year + 3.75%), 6.00% 465 416,756
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ...................... 200 153,731
Intesa Sanpaolo SpA
(c)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32 ............... 320 234,386
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42 ............... 235 158,775
2,286,729
Building Products — 0.8%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 420 387,248
6.38%, 06/15/30 ................. 843 823,249
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 407 261,474
CP Atlas Buyer, Inc., 7.00%, 12/01/28 .... 151 109,049
James Hardie International Finance DAC,
5.00%, 01/15/28 ................ 200 178,000
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 245 235,200
4.63%, 12/15/25 ................. 31 26,350
Masonite International Corp.
5.38%, 02/01/28 ................. 74 66,970
3.50%, 02/15/30 ................. 454 361,371
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 181 148,788
9.75%, 07/15/28 ................. 215 183,825
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. 1,457 1,231,500
Standard Industries, Inc.
5.00%, 02/15/27 ................. 221 197,255
4.38%, 07/15/30 ................. 438 345,473
3.38%, 01/15/31 ................. 283 208,746
Summit Materials LLC, 5.25%, 01/15/29 ... 278 242,555
5,007,053
Capital Markets — 0.4%
(c)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 208 177,258
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 403 332,475
Credit Suisse Group AG
(f)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38% ...................... 300 247,874
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ...................... 405 312,857
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26 ................ 250 229,206
MSCI, Inc.
3.63%, 09/01/30 ................. 96 80,033
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.88%, 02/15/31 ................. USD 125 $ 106,875
3.63%, 11/01/31 ................. 253 208,257
3.25%, 08/15/33 ................. 762 607,382
OWL Rock Core Income Corp., 5.50%,
03/21/25 ..................... 386 370,572
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(f)(g)
.................... 320 234,112
2,906,901
Chemicals — 2.5%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 583 474,197
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 828 744,041
3.38%, 02/15/29 ................. 787 642,483
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 186 158,515
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 1,217 973,235
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 3,698 3,051,331
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 1,242 1,045,410
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 719,740
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 534 531,330
HB Fuller Co., 4.25%, 10/15/28 ........ 185 155,226
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,488 1,236,230
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 811 640,690
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 110,550
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(c)(g)
. 525 480,186
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 253 213,153
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 337,676
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 76,990
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 429,600
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 402 300,495
4.38%, 02/01/32 ................. 55 41,813
SPCM SA, 3.13%, 03/15/27
(c)
......... 210 176,891
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
4,863 3,580,384
16,120,166
Commercial Services & Supplies — 3.1%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 47,071
4.88%, 07/15/32 ................. 81 64,477
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,500 2,294,075
9.75%, 07/15/27 ................. 1,252 1,059,618
4.63%, 06/01/28 ................. 3,485 2,855,546
6.00%, 06/01/29 ................. 3,530 2,563,385
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 225 181,688
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 453 359,773
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 421,968
5.75%, 07/15/29 ................. 954 738,578
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 246 235,704
5.00%, 02/01/28 ................. 1,542 1,397,376
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 114 109,693
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 213,195
5.13%, 07/15/29 ................. 199 180,592
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 564 458,938
5.00%, 09/01/30 ................. 171 139,587
Garda World Security Corp., 4.63%, 02/15/27
(c)
319 274,340
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 140 132,121
3.75%, 08/01/25 ................. 85 78,837

BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.13%, 12/15/26 ................. USD 814 $ 778,428
4.00%, 08/01/28 ................. 450 371,250
3.50%, 09/01/28 ................. 474 406,455
4.75%, 06/15/29 ................. 527 436,093
4.38%, 08/15/29 ................. 729 586,845
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 274 255,215
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 142,460
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 639 489,678
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 470 436,489
5.88%, 10/01/30 ................. 317 291,057
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 55 51,287
6.25%, 01/15/28 ................. 989 827,393
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 229 187,208
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 1,204 1,069,513
20,135,933
Communications Equipment — 0.7%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 1,371 894,577
Ciena Corp., 4.00%, 01/31/30
(c)
........ 242 208,877
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 1,363 1,178,995
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 151 139,076
8.25%, 03/01/27 ................. 68 53,754
7.13%, 07/01/28 ................. 241 183,179
4.75%, 09/01/29 ................. 655 528,385
Nokia OYJ
4.38%, 06/12/27 ................. 187 176,659
6.63%, 05/15/39 ................. 107 105,796
ViaSat, Inc.
(c)
5.63%, 09/15/25 ................. 442 357,505
5.63%, 04/15/27 ................. 147 127,104
6.50%, 07/15/28 ................. 198 136,387
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 670 561,136
4,651,430
Construction & Engineering — 0.1%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 573,623
Dycom Industries, Inc., 4.50%, 04/15/29 ... 190 165,891
MasTec, Inc., 4.50%, 08/15/28 ......... 269 242,015
981,529
Consumer Finance — 1.9%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
.............. 1,505 1,224,483
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 167 138,635
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. 200 194,039
4.69%, 06/09/25 ................. 200 189,002
5.13%, 06/16/25 ................. 548 523,296
4.13%, 08/04/25 ................. 1,397 1,323,218
3.38%, 11/13/25 ................. 200 180,094
4.39%, 01/08/26 ................. 475 437,504
2.70%, 08/10/26 ................. 607 517,255
4.95%, 05/28/27 ................. 559 519,171
4.13%, 08/17/27 ................. 400 352,200
3.82%, 11/02/27 ................. 400 340,000
2.90%, 02/16/28 ................. 585 471,370
5.11%, 05/03/29 ................. 503 450,926
4.00%, 11/13/30 ................. 466 377,579
3.63%, 06/17/31 ................. 761 589,775
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... USD 273 $ 206,696
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(g)
............... 389 294,668
Navient Corp.
6.13%, 03/25/24 ................. 150 142,221
5.88%, 10/25/24 ................. 49 45,041
5.50%, 03/15/29 ................. 617 475,652
OneMain Finance Corp.
6.88%, 03/15/25 ................. 227 215,142
7.13%, 03/15/26 ................. 819 756,944
3.50%, 01/15/27 ................. 646 516,800
6.63%, 01/15/28 ................. 155 138,533
5.38%, 11/15/29 ................. 140 113,450
4.00%, 09/15/30 ................. 1,001 741,991
SLM Corp., 3.13%, 11/02/26 .......... 393 317,332
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
381 304,800
12,097,817
Containers & Packaging — 2.3%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 1,935 1,434,992
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 1,297 1,283,680
3.25%, 09/01/28
(c)
................ 200 170,713
3.00%, 09/01/29
(e)
................ EUR 200 155,915
4.00%, 09/01/29
(c)
................ USD 3,218 2,582,445
Ardagh Packaging Finance plc
(c)
4.13%, 08/15/26 ................. 801 678,615
4.75%, 07/15/27 ................. GBP 100 87,320
5.25%, 08/15/27 ................. USD 612 436,393
Ball Corp.
2.88%, 08/15/30 ................. 71 57,149
3.13%, 09/15/31 ................. 841 678,384
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 188,449
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 1,123 1,055,205
8.75%, 04/15/30 ................. 1,232 1,062,686
Crown Americas LLC, 4.25%, 09/30/26 ... 275 253,687
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 79,678
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 120,856
3.50%, 03/15/28
(c)
................ 15 12,900
2.63%, 02/01/29
(e)
................ EUR 200 170,061
3.50%, 03/01/29
(c)
................ USD 59 49,542
LABL, Inc., 5.88%, 11/01/28
(c)
......... 587 473,960
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 389 371,495
Sealed Air Corp.
(c)
5.13%, 12/01/24 ................. 20 19,850
4.00%, 12/01/27 ................. 143 128,916
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 59 52,907
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. 942 889,917
8.50%, 08/15/27 ................. 2,722 2,552,157
15,047,872
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 374 320,335
3.88%, 11/15/29 ................. 123 98,337
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 216 175,843
594,515

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.8%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. USD 105 $ 103,950
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 427 339,314
Service Corp. International
5.13%, 06/01/29 ................. 89 83,855
3.38%, 08/15/30 ................. 279 228,431
4.00%, 05/15/31 ................. 990 845,213
Sotheby's
(c)
7.38%, 10/15/27 ................. 2,484 2,302,105
5.88%, 06/01/29 ................. 1,375 1,180,188
5,083,056
Diversified Financial Services — 0.7%
(c)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 665 546,962
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 433 385,370
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 241 232,216
7.38%, 09/01/25 ................. 395 366,362
Shift4 Payments LLC, 4.63%, 11/01/26 .... 793 701,797
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,238 2,176,455
4,409,162
Diversified Telecommunication Services — 6.6%
Altice France Holding SA, 10.50%, 05/15/27
(c)
3,666 3,076,287
Altice France SA
(c)
8.13%, 02/01/27 ................. 1,636 1,505,758
5.50%, 01/15/28 ................. 503 405,348
5.13%, 07/15/29 ................. 2,023 1,527,365
5.50%, 10/15/29 ................. 1,042 795,994
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 561 517,635
5.38%, 06/01/29
(c)
................ 162 144,802
4.75%, 03/01/30
(c)
................ 823 703,871
4.50%, 08/15/30
(c)
................ 834 692,452
4.25%, 02/01/31
(c)
................ 1,230 1,002,450
4.75%, 02/01/32
(c)
................ 1,343 1,099,648
4.50%, 05/01/32 ................. 1,119 906,054
4.50%, 06/01/33
(c)
................ 648 510,637
4.25%, 01/15/34
(c)
................ 2,259 1,745,078
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 800 680,464
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 983 883,818
5.00%, 05/01/28 ................. 780 663,000
6.75%, 05/01/29 ................. 799 657,177
6.00%, 01/15/30 ................. 942 724,822
8.75%, 05/15/30 ................. 640 647,034
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 1,571 1,413,853
7.00%, 10/15/28 ................. 865 752,494
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 196 168,821
4.25%, 07/01/28 ................. 1,508 1,208,285
3.63%, 01/15/29 ................. 331 255,218
3.75%, 07/15/29 ................. 343 265,209
Lumen Technologies, Inc.
5.13%, 12/15/26
(c)
................ 674 567,386
4.00%, 02/15/27
(c)
................ 1,096 926,942
4.50%, 01/15/29
(c)
................ 1,607 1,196,243
5.38%, 06/15/29
(c)
................ 1,320 1,045,143
Series U, 7.65%, 03/15/42 .......... 412 316,210
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 183,320
Sprint Capital Corp.
6.88%, 11/15/28 ................. 2,020 2,124,071
8.75%, 03/15/32 ................. 3,109 3,741,619
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Switch Ltd.
(c)
3.75%, 09/15/28 ................. USD 554 $ 547,989
4.13%, 06/15/29 ................. 1,694 1,676,790
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 408 315,058
6.00%, 09/30/34 ................. 739 557,405
7.20%, 07/18/36 ................. 201 152,608
7.72%, 06/04/38 ................. 544 419,696
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 3,542 2,938,408
6.13%, 03/01/28 ................. 5,207 3,760,026
43,422,488
Electric Utilities — 0.7%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(f)(g)
........... 385 306,318
FirstEnergy Corp.
2.65%, 03/01/30 ................. 512 422,400
Series B, 2.25%, 09/01/30 .......... 38 30,115
Series C, 3.40%, 03/01/50 .......... 1,427 967,363
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 834 779,549
4.55%, 04/01/49 ................. 652 524,615
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 13 12,382
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,271
3.63%, 02/15/31
(c)
................ 501 392,779
3.88%, 02/15/32
(c)
................ 479 380,462
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 710 617,700
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
455 380,667
4,821,621
Electrical Equipment — 0.3%
(c)
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 184,599
4.00%, 04/15/29 ................. 29 24,594
Vertiv Group Corp., 4.13%, 11/15/28 ..... 2,074 1,683,922
1,893,115
Electronic Equipment, Instruments & Components — 0.4%
(c)
II-VI, Inc., 5.00%, 12/15/29 ........... 1,353 1,180,492
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,525 1,298,046
3.75%, 02/15/31 ................. 408 326,996
2,805,534
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 259 236,174
6.25%, 04/01/28 ................. 1,589 1,406,742
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 176 156,086
7.50%, 01/15/28 ................. 314 270,040
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.. 749 711,550
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 135,937
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 241 226,210
USA Compression Partners LP
6.88%, 04/01/26 ................. 744 676,817
6.88%, 09/01/27 ................. 738 654,975
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 30 26,925
8.63%, 04/30/30 ................. 474 393,319
4,894,775

BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Entertainment — 1.3%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... USD 265 $ 223,925
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 1,702 1,327,560
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 56,345
6.50%, 05/15/27 ................. 1,144 1,125,032
4.75%, 10/15/27 ................. 290 257,091
3.75%, 01/15/28 ................. 721 621,863
Magallanes, Inc.
5.14%, 03/15/52 ................. 2,879 2,416,489
5.39%, 03/15/62 ................. 1,507 1,260,603
Playtika Holding Corp., 4.25%, 03/15/29 ... 929 766,425
WMG Acquisition Corp., 3.88%, 07/15/30 .. 191 158,826
8,214,159
Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 397 329,206
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 338 288,652
Diversified Healthcare Trust, 9.75%, 06/15/25 132 130,185
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 260 217,280
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 384 330,240
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 693 559,329
Iron Mountain, Inc., 5.63%, 07/15/32
(c)
.... 264 223,232
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 1,353 1,187,258
3.50%, 03/15/31 ................. 2,056 1,620,457
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 874 775,334
4.50%, 02/15/29
(c)
................ 404 342,551
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 258 223,575
4.00%, 09/15/29 ................. 217 178,246
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,362 1,243,220
3.13%, 02/01/29 ................. 54 44,199
Service Properties Trust
4.35%, 10/01/24 ................. 41 33,316
7.50%, 09/15/25 ................. 247 226,314
Uniti Group LP
(c)
7.88%, 02/15/25 ................. 188 181,401
4.75%, 04/15/28 ................. 484 398,037
6.50%, 02/15/29 ................. 1,105 809,413
6.00%, 01/15/30 ................. 335 231,753
VICI Properties LP, 5.63%, 05/15/52 ..... 425 386,822
9,960,020
Food & Staples Retailing — 0.4%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 707 615,762
4.63%, 01/15/27 ................. 378 337,675
5.88%, 02/15/28 ................. 345 322,448
4.88%, 02/15/30 ................. 287 246,200
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 759 633,765
United Natural Foods, Inc., 6.75%, 10/15/28 84 78,501
US Foods, Inc.
6.25%, 04/15/25 ................. 231 230,422
4.75%, 02/15/29 ................. 482 421,360
2,886,133
Food Products — 1.5%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 1,284 1,179,186
4.63%, 11/15/28 ................. 975 823,875
Security
Par (000)
Par (000) Value
Food Products (continued)
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. USD 668 $ 665,762
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 1,015 832,694
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 280 302,564
4.88%, 10/01/49 ................. 1,808 1,596,918
5.50%, 06/01/50 ................. 2,027 1,945,746
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 20 18,822
4.13%, 01/31/30 ................. 640 553,959
4.38%, 01/31/32 ................. 1,052 915,240
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 365 285,156
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,937
5.63%, 01/15/28 ................. 165 156,618
5.50%, 12/15/29 ................. 51 45,593
4.63%, 04/15/30 ................. 54 45,564
4.50%, 09/15/31 ................. 75 61,339
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 543 459,052
9,890,025
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 183 155,619
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 1,618 1,483,221
3.88%, 11/01/29 ................. 576 503,798
Embecta Corp., 6.75%, 02/15/30
(c)
...... 347 312,414
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 100 85,470
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 546 465,034
5.25%, 10/01/29 ................. 3,186 2,616,662
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 41,512
4.25%, 06/01/28
(c)
................ 297 268,350
5,776,461
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 189 176,582
5.00%, 04/15/29 ................. 80 71,819
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 205 181,327
5.13%, 03/01/30 ................. 55 46,360
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
680 499,596
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 279 228,165
Centene Corp.
2.45%, 07/15/28 ................. 1,370 1,142,635
4.63%, 12/15/29 ................. 9 8,392
3.00%, 10/15/30 ................. 2,292 1,899,495
2.50%, 03/01/31 ................. 2,533 2,010,594
2.63%, 08/01/31 ................. 676 537,758
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 1,779 1,620,118
5.63%, 03/15/27 ................. 1,363 1,153,602
6.00%, 01/15/29 ................. 727 602,261
6.88%, 04/15/29 ................. 222 143,190
6.13%, 04/01/30 ................. 615 375,150
Encompass Health Corp.
4.50%, 02/01/28 ................. 117 100,164
4.75%, 02/01/30 ................. 807 676,298
4.63%, 04/01/31 ................. 369 298,788
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 630 504,039
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 1,240 1,085,000
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 289 279,350

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.38%, 02/15/27 ................. USD 127 $ 108,816
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 641 471,135
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 313 287,960
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 233 208,132
3.88%, 11/15/30 ................. 372 317,978
3.88%, 05/15/32 ................. 537 450,321
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 454 389,305
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 322 294,137
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 765 652,928
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 173 168,243
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 1,130 1,035,690
10.00%, 04/15/27 ................ 975 944,429
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 406 389,760
4.88%, 01/01/26 ................. 566 520,720
6.25%, 02/01/27 ................. 202 185,924
5.13%, 11/01/27 ................. 864 777,600
4.63%, 06/15/28 ................. 96 83,595
6.13%, 10/01/28 ................. 405 346,591
4.25%, 06/01/29 ................. 80 67,377
6.13%, 06/15/30 ................. 619 571,077
21,912,401
Health Care Technology — 0.1%
IQVIA, Inc.
(c)
5.00%, 10/15/26 ................. 298 283,794
5.00%, 05/15/27 ................. 226 213,819
497,613
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 595 516,412
4.38%, 01/15/28 ................. 536 468,625
4.00%, 10/15/30 ................. 317 254,393
Affinity Gaming, 6.88%, 12/15/27
(c)
...... 38 31,922
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
.................... EUR 506 473,450
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 454 410,870
4.75%, 06/15/31
(c)
................ 715 604,189
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 599 518,698
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 2,249 2,167,429
8.13%, 07/01/27 ................. 2,677 2,586,651
4.63%, 10/15/29 ................. 2,201 1,711,278
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 417 398,781
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 1,290 1,284,156
7.63%, 03/01/26 ................. 298 230,813
5.75%, 03/01/27 ................. 2,117 1,529,067
9.88%, 08/01/27 ................. 792 772,200
4.00%, 08/01/28 ................. 2,215 1,816,300
6.00%, 05/01/29 ................. 1,322 928,850
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 291 264,934
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 1,579 1,436,890
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 872,030
6.50%, 10/01/28 ................. 87 82,574
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 297 282,150
4.75%, 01/15/28 ................. 593 527,770
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 103 $ 87,807
6.75%, 01/15/30 ................. 632 485,060
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 321 305,216
3.75%, 05/01/29
(c)
................ 230 195,074
4.88%, 01/15/30 ................. 525 474,469
4.00%, 05/01/31
(c)
................ 818 679,758
3.63%, 02/15/32
(c)
................ 239 189,856
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 227,093
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 567 508,298
8.00%, 04/15/26
(j)
................ 470 455,900
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
593 508,497
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 282,220
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 182,501
MGM Resorts International
6.00%, 03/15/23 ................. 308 307,285
5.75%, 06/15/25 ................. 41 39,053
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 440 358,600
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 785 616,139
7.75%, 02/15/29 ................. 241 184,365
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 327 237,892
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 438 459,725
Powdr Corp., 6.00%, 08/01/25
(c)
........ 676 670,930
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 152,360
5.88%, 09/01/31 ................. 239 165,869
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 371 324,625
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 150 150,501
9.13%, 06/15/23 ................. 275 271,964
11.50%, 06/01/25 ................ 216 221,940
5.50%, 08/31/26 ................. 192 142,560
5.38%, 07/15/27 ................. 682 495,725
5.50%, 04/01/28 ................. 727 505,265
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 332 340,333
7.00%, 05/15/28 ................. 256 240,238
7.25%, 11/15/29 ................. 193 180,998
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
818 828,086
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 331,087
4.63%, 12/01/31 ................. 633 493,740
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 248,694
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 379 298,843
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 198,548
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 413,685
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 320 311,443
5.13%, 10/01/29 ................. 1,224 964,023
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 10 9,075
5.35%, 11/01/43 ................. 10 8,288
34,924,060
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 98,600
4.63%, 08/01/29 ................. 208 156,000
4.63%, 04/01/30 ................. 325 238,664

BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Household Durables (continued)
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. USD 418 $ 316,037
4.88%, 02/15/30 ................. 307 223,036
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 543,710
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 182,130
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 371 363,580
KB Home, 7.25%, 07/15/30 ........... 145 137,393
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 246 200,889
4.63%, 03/01/30 ................. 262 191,473
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 219,681
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
421 410,475
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
745 501,012
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 161 148,395
5.13%, 08/01/30 ................. 49 40,694
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 436 351,215
3.88%, 10/15/31 ................. 411 308,250
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 119,690
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 336,545
5.70%, 06/15/28 ................. 91 78,532
5,166,001
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 358 293,743
4.13%, 04/30/31
(c)
................ 345 276,954
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 269 235,711
4.75%, 06/15/28 ................. 23 18,255
4.38%, 03/31/29 ................. 31 23,800
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 228,291
1,076,754
Independent Power and Renewable Electricity Producers
— 0.3%
(c)
Calpine Corp.
5.25%, 06/01/26 ................. 44 41,800
5.13%, 03/15/28 ................. 1,249 1,099,495
4.63%, 02/01/29 ................. 184 153,138
5.00%, 02/01/31 ................. 86 69,525
3.75%, 03/01/31 ................. 4 3,253
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 308 277,102
3.75%, 01/15/32 ................. 588 465,990
2,110,303
Insurance — 2.6%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 447 349,907
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 3,326 2,878,887
6.75%, 10/15/27 ................. 4,314 3,828,158
5.88%, 11/01/29 ................. 2,664 2,210,614
AmWINS Group, Inc., 4.88%, 06/30/29 .... 541 443,037
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(h)
......... 241 236,608
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 508 475,564
HUB International Ltd.
7.00%, 05/01/26 ................. 1,633 1,535,673
5.63%, 12/01/29 ................. 118 97,475
NFP Corp.
4.88%, 08/15/28 ................. 1,319 1,129,684
6.88%, 08/15/28 ................. 4,453 3,673,903
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30 USD 314 $ 273,180
17,132,690
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 668 629,761
5.00%, 03/01/30 ................. 399 378,551
1,008,312
Internet & Direct Marketing Retail — 0.2%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 312,935
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 75,030
3.50%, 03/01/29 ................. 336 283,278
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 82 74,341
5.63%, 02/15/29 ................. 164 153,340
4.13%, 08/01/30 ................. 368 307,319
3.63%, 10/01/31 ................. 418 329,175
1,535,418
IT Services — 1.8%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 1,010 838,118
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 245,385
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 153,071
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
602 520,730
Block, Inc., 3.50%, 06/01/31
(c)
......... 3,055 2,434,407
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 313 277,005
4.00%, 07/01/29 ................. 1,131 986,152
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,089,035
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 276 228,390
5.63%, 09/15/28 ................. 855 668,832
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... 217 156,590
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 352 323,208
3.75%, 10/01/30 ................. 487 414,559
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 467,877
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 1,482 1,220,504
6.00%, 02/15/28 ................. 844 606,508
10.75%, 06/01/28 ................ 149 132,579
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 314 295,391
Twilio, Inc., 3.88%, 03/15/31 .......... 740 608,850
11,667,191
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 202 181,516
6.20%, 10/01/40 ................. 464 443,120
5.45%, 11/01/41 ................. 721 632,860
1,257,496
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 336 301,832
3.75%, 03/15/29 ................. 66 57,278
4.00%, 03/15/31 ................. 196 167,080
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 727,130
Syneos Health, Inc., 3.63%, 01/15/29 .... 1,355 1,147,453
2,400,773
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 216,200
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 188 156,980

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
EnPro Industries, Inc., 5.75%, 10/15/26 ... USD 568 $ 548,120
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 241 195,088
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 463,660
Meritor, Inc., 4.50%, 12/15/28
(c)
........ 122 117,464
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
210 183,191
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 148,182
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 231,449
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
457 439,863
Terex Corp., 5.00%, 05/15/29
(c)
........ 625 531,250
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,183 1,087,414
Titan International, Inc., 7.00%, 04/30/28 .. 115 108,031
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
720 646,200
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
3,110 2,772,767
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 338,130
8,183,989
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 672 540,669
Media — 5.9%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 3,062 2,457,255
AMC Networks, Inc.
5.00%, 04/01/24 ................. 27 26,154
4.75%, 08/01/25 ................. 71 66,139
4.25%, 02/15/29 ................. 242 196,066
Block Communications, Inc., 4.88%, 03/01/28
(c)
231 195,195
Cable One, Inc.
1.13%, 03/15/28
(k)
................ 419 351,122
4.00%, 11/15/30
(c)
................ 541 444,421
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 816 689,531
5.50%, 04/01/63 ................. 541 459,524
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 1,185 1,102,050
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 2,728 2,303,332
7.75%, 04/15/28 ................. 2,235 1,626,119
7.50%, 06/01/29 ................. 2,923 2,101,812
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 1,183 934,582
CSC Holdings LLC
(c)
5.75%, 01/15/30 ................. 895 651,139
4.13%, 12/01/30 ................. 1,799 1,403,220
4.63%, 12/01/30 ................. 821 549,036
4.50%, 11/15/31 ................. 809 623,860
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 954 813,829
DISH DBS Corp.
5.88%, 07/15/22 ................. 131 130,257
5.25%, 12/01/26
(c)
................ 2,517 1,972,925
5.75%, 12/01/28
(c)
................ 2,167 1,604,469
5.13%, 06/01/29 ................. 1,071 650,782
DISH Network Corp., 3.38%, 08/15/26
(k)
... 220 148,610
GCI LLC, 4.75%, 10/15/28
(c)
.......... 408 353,511
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 ................. 1,006 938,427
5.13%, 07/15/29 ................. 987 824,145
Liberty Broadband Corp.
(c)(k)
1.25%, 09/30/50 ................. 814 760,276
2.75%, 09/30/50 ................. 1,415 1,345,922
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 282,440
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 531 463,961
4.25%, 01/15/29 ................. 262 208,714
4.63%, 03/15/30 ................. 32 25,212
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. USD 2,282 $ 1,967,723
6.50%, 09/15/28 ................. 3,050 2,357,269
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 29 24,303
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 1,356 1,075,532
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 634 565,674
5.00%, 08/01/27 ................. 362 335,762
4.00%, 07/15/28 ................. 363 313,995
4.13%, 07/01/30 ................. 203 169,544
3.88%, 09/01/31 ................. 996 793,065
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 167,938
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 352,960
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 150 141,150
6.63%, 06/01/27 ................. 413 393,221
7.38%, 06/30/30 ................. 286 279,565
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
882 718,830
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 540 438,351
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 738,930
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 261,960
5.13%, 02/28/30 ................. 275 215,713
Ziggo BV, 4.88%, 01/15/30
(c)
.......... 565 479,087
38,494,609
Metals & Mining — 2.5%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 225 179,435
5.13%, 10/01/31 ................. 573 438,942
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 371 361,838
6.13%, 02/15/28 ................. 578 539,725
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 3,833 3,556,814
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 94 83,905
7.63%, 03/15/30 ................. 445 408,642
Commercial Metals Co.
4.13%, 01/15/30 ................. 164 138,088
4.38%, 03/15/32 ................. 175 143,338
Constellium SE
(c)
5.63%, 06/15/28 ................. 913 816,900
3.75%, 04/15/29 ................. 2,322 1,841,515
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 348 279,270
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(c)
.................... 925 832,500
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 40 41,304
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 763 635,213
4.50%, 06/01/31 ................. 985 745,526
Mineral Resources Ltd.
(c)
8.00%, 11/01/27 ................. 274 267,150
8.50%, 05/01/30 ................. 279 274,815
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,093 950,910
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 666 562,953
4.75%, 01/30/30 ................. 1,473 1,224,328
3.88%, 08/15/31 ................. 1,856 1,429,473
United States Steel Corp., 6.88%, 03/01/29 . 655 571,547

BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 220 $ 173,800
16,497,931
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 ................. 50 49,437
4.38%, 01/15/27 ................. 180 156,251
205,688
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 757 697,636
Oil, Gas & Consumable Fuels — 10.9%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,394 1,354,620
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 252 234,360
5.38%, 06/15/29 ................. 422 377,926
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 217 220,748
Apache Corp.
4.25%, 01/15/30 ................. 519 459,964
5.10%, 09/01/40 ................. 841 710,123
5.25%, 02/01/42 ................. 143 119,617
5.35%, 07/01/49 ................. 251 198,325
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,533 1,924,196
5.88%, 06/30/29 ................. 189 166,320
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 25,923
5.85%, 11/15/43 ................. 237 168,270
5.60%, 10/15/44 ................. 158 110,027
Callon Petroleum Co.
6.13%, 10/01/24 ................. 226 229,480
9.00%, 04/01/25
(c)
................ 1,723 1,826,380
6.38%, 07/01/26 ................. 251 231,548
8.00%, 08/01/28
(c)
................ 1,884 1,809,771
7.50%, 06/15/30
(c)
................ 1,217 1,119,810
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 263 249,754
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 715 638,280
4.00%, 03/01/31 ................. 971 825,641
3.25%, 01/31/32
(c)
................ 1,881 1,481,288
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 4,392 3,955,303
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 30,176
6.75%, 04/15/29 ................. 953 921,580
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 438,277
6.38%, 06/15/26 ................. 463 427,428
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 199 178,603
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
207 173,880
CNX Resources Corp., 6.00%, 01/15/29
(c)
.. 167 156,011
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 239 227,202
5.88%, 07/01/29 ................. 751 658,064
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 1,160 1,038,699
5.88%, 01/15/30 ................. 1,188 1,021,680
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 2,334 1,987,494
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 1,294 1,177,540
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 122 108,580
6.00%, 02/01/29 ................. 104 90,749
8.00%, 04/01/29 ................. 195 181,108
CrownRock LP, 5.63%, 10/15/25
(c)
....... 1,574 1,479,560
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
6.45%, 11/03/36
(c)
................ USD 193 $ 189,140
6.75%, 09/15/37
(c)
................ 540 513,675
5.60%, 04/01/44 ................. 31 25,052
Diamondback Energy, Inc., 4.25%, 03/15/52 372 308,520
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 837 709,358
4.38%, 06/15/31 ................. 1,717 1,437,987
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 664 628,310
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
........... 1,342 1,186,217
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 534 489,821
5.38%, 06/01/29 ................. 707 618,772
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 293 286,011
4.15%, 06/01/25 ................. 27 25,133
4.85%, 07/15/26 ................. 28 25,830
5.60%, 04/01/44 ................. 376 266,288
5.05%, 04/01/45 ................. 45 30,431
5.45%, 06/01/47 ................. 139 98,376
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 154 147,637
4.13%, 12/01/26 ................. 53 45,779
6.50%, 07/01/27
(c)
................ 788 732,683
4.50%, 01/15/29
(c)
................ 40 32,475
7.50%, 06/01/30
(c)
................ 181 173,877
4.75%, 01/15/31
(c)
................ 715 570,212
Genesis Energy LP
6.50%, 10/01/25 ................. 63 58,118
7.75%, 02/01/28 ................. 167 144,463
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 82,633
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 179,750
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 92,045
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 411,195
Hilcorp Energy I LP, 6.25%, 11/01/28
(c)
.... 76 71,631
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 719 575,200
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 1,193 1,136,470
Matador Resources Co., 5.88%, 09/15/26 .. 1,711 1,644,750
MPLX LP, 4.95%, 03/14/52 ........... 977 844,282
Murphy Oil Corp.
5.75%, 08/15/25 ................. 74 73,224
5.88%, 12/01/27 ................. 124 115,723
6.13%, 12/01/42
(i)
................ 46 34,385
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 2,395 2,263,275
6.50%, 09/30/26 ................. 2,363 2,140,314
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
336 302,400
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 307 334,089
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
2,185 2,059,362
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 216,920
6.00%, 06/01/26 ................. 311 290,785
6.38%, 10/01/30 ................. 35 30,409
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 121 124,630
8.00%, 07/15/25 ................. 77 81,042
5.88%, 09/01/25 ................. 248 246,921
5.50%, 12/01/25 ................. 269 264,965
8.88%, 07/15/30 ................. 245 281,279
6.63%, 09/01/30 ................. 1,750 1,802,500
6.13%, 01/01/31 ................. 166 168,229

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.50%, 05/01/31 ................. USD 298 $ 320,350
6.45%, 09/15/36 ................. 206 211,150
6.20%, 03/15/40 ................. 1,551 1,527,735
6.60%, 03/15/46 ................. 129 136,998
Parkland Corp., 5.88%, 07/15/27
(c)
...... 418 379,335
PDC Energy, Inc., 6.13%, 09/15/24 ...... 58 57,605
Range Resources Corp., 4.88%, 05/15/25 .. 163 158,990
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 818 744,355
SM Energy Co.
5.63%, 06/01/25 ................. 144 136,080
6.75%, 09/15/26 ................. 315 297,159
6.63%, 01/15/27 ................. 234 218,790
6.50%, 07/15/28 ................. 324 297,985
Southwestern Energy Co.
5.38%, 02/01/29 ................. 542 502,759
4.75%, 02/01/32 ................. 347 296,520
Sunoco LP
6.00%, 04/15/27 ................. 42 40,042
5.88%, 03/15/28 ................. 185 168,675
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 96 85,680
6.00%, 12/31/30 ................. 66 54,780
6.00%, 09/01/31 ................. 288 237,600
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
2,104 1,986,635
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 14 12,680
4.75%, 01/15/30 ................. 254 217,549
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 1,302 1,138,892
4.13%, 08/15/31 ................. 1,908 1,630,424
3.88%, 11/01/33 ................. 4,229 3,488,925
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 308,775
Western Midstream Operating LP
4.75%, 08/15/28 ................. 59 53,904
5.45%, 04/01/44 ................. 660 548,552
5.30%, 03/01/48 ................. 609 490,945
5.50%, 08/15/48 ................. 184 149,960
5.75%, 02/01/50
(i)
................ 2,183 1,753,077
70,999,784
Personal Products — 0.0%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 297 246,272
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.
(c)
9.00%, 12/15/25 ................. 73 53,936
6.13%, 02/01/27 ................. 140 119,000
7.00%, 01/15/28 ................. 346 198,085
5.00%, 02/15/29 ................. 181 94,120
7.25%, 05/30/29 ................. 155 84,087
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 5 4,707
3.13%, 02/15/29 ................. 317 260,077
3.50%, 04/01/30 ................. 1,187 968,508
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 480 401,037
Elanco Animal Health, Inc., 6.40%, 08/28/28
(i)
14 13,327
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 577 513,251
Organon & Co.
(c)
4.13%, 04/30/28 ................. 814 720,390
5.13%, 04/30/31 ................. 906 781,724
P&L Development LLC, 7.75%, 11/15/25
(c)
.. 505 353,525
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. 287 278,623
4,844,397
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... USD 153 $ 129,285
CoreLogic, Inc., 4.50%, 05/01/28 ....... 1,470 1,131,900
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,364 1,178,155
KBR, Inc., 4.75%, 09/30/28 ........... 335 295,248
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 292,805
3,027,393
Real Estate Management & Development — 0.3%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 473 439,299
Five Point Operating Co. LP, 7.88%, 11/15/25 64 53,680
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 469 361,734
4.38%, 02/01/31 ................. 348 257,548
Realogy Group LLC
5.75%, 01/15/29 ................. 520 394,326
5.25%, 04/15/30 ................. 315 233,100
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 466 300,966
2,040,653
Road & Rail — 1.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 332,917
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
71 59,059
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 287 239,955
5.00%, 12/01/29 ................. 199 153,230
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 369,337
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
............... 26 20,605
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 492 487,311
0.00%, 12/15/25
(k)(l)
............... 621 495,383
8.00%, 11/01/26
(c)
................ 580 577,390
7.50%, 09/15/27
(c)
................ 2,432 2,356,073
6.25%, 01/15/28
(c)
................ 1,317 1,218,014
4.50%, 08/15/29
(c)
................ 2,013 1,655,693
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 513 437,332
8,402,299
Semiconductors & Semiconductor Equipment — 0.5%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 2,807 2,613,957
Entegris, Inc.
4.38%, 04/15/28 ................. 357 315,052
3.63%, 05/01/29 ................. 85 71,080
Synaptics, Inc., 4.00%, 06/15/29 ........ 378 306,929
3,307,018
Software — 2.7%
(c)
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 864 827,332
9.13%, 03/01/26 ................. 1,656 1,547,054
Camelot Finance SA, 4.50%, 11/01/26 .... 221 201,574
Central Parent, Inc., 7.25%, 06/15/29 ..... 1,237 1,190,613
Change Healthcare Holdings LLC, 5.75%,
03/01/25 ..................... 1,531 1,490,719
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 974 813,785
4.88%, 07/01/29 ................. 1,455 1,194,555
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 1,643 1,335,381
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 159 136,788
6.50%, 10/15/28 ................. 146 120,479
Elastic NV, 4.13%, 07/15/29 .......... 794 662,815
Fair Isaac Corp., 4.00%, 06/15/28 ....... 552 488,984
Helios Software Holdings, Inc., 4.63%, 05/01/28 673 534,120
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 946 753,328

BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Minerva Merger Sub, Inc., 6.50%, 02/15/30 . USD 1,291 $ 1,073,583
NCR Corp.
5.75%, 09/01/27 ................. 250 221,883
5.00%, 10/01/28 ................. 172 145,838
5.13%, 04/15/29 ................. 294 248,648
6.13%, 09/01/29 ................. 39 33,729
Open Text Corp., 3.88%, 12/01/29 ...... 442 372,009
Open Text Holdings, Inc., 4.13%, 02/15/30 . 160 138,408
PTC, Inc.
3.63%, 02/15/25 ................. 16 15,132
4.00%, 02/15/28 ................. 290 262,064
SS&C Technologies, Inc., 5.50%, 09/30/27 . 2,324 2,167,270
Veritas US, Inc., 7.50%, 09/01/25 ....... 685 514,055
ZoomInfo Technologies LLC, 3.88%, 02/01/29 1,280 1,072,182
17,562,328
Specialty Retail — 2.2%
Arko Corp., 5.13%, 11/15/29
(c)
......... 406 307,556
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 208 180,440
4.75%, 03/01/30 ................. 186 152,938
5.00%, 02/15/32
(c)
................ 357 291,848
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. 531 431,438
6.75%, 07/01/36 ................. 119 95,188
7.60%, 07/15/37 ................. 140 112,864
Carvana Co.
(c)
5.50%, 04/15/27 ................. 505 325,895
4.88%, 09/01/29 ................. 462 262,696
10.25%, 05/01/30 ................ 360 295,200
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. 867 817,482
8.50%, 10/30/25 ................. 399 386,531
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
65 54,326
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 463 361,015
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 179,365
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 453 291,648
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 571 434,588
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 267 226,784
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 396,026
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 286 268,125
3.75%, 06/15/29
(c)
................ 140 116,572
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 337,444
7.75%, 02/15/29 ................. 1,518 1,366,974
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 129 99,950
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 553 449,597
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 1,845 1,614,375
6.13%, 07/01/29 ................. 1,517 1,196,876
6.00%, 12/01/29 ................. 974 764,814
Staples, Inc., 7.50%, 04/15/26
(c)
........ 546 452,563
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 1,981 1,584,800
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 413 343,823
14,199,741
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 89 68,294
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 35 25,889
4.13%, 08/15/31 ................. 705 498,968
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc., 4.13%, 11/15/29 .... USD 224 $ 177,883
Levi Strauss & Co., 3.50%, 03/01/31 ..... 365 298,387
1,001,127
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 781 736,577
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 357 246,330
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 369 297,902
4.75%, 06/15/29 ................. 139 106,950
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 215,803
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 231 200,379
5.13%, 12/15/30 ................. 158 118,110
5.75%, 11/15/31 ................. 222 169,985
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 639 528,076
2,620,112
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
199 161,831
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 130 122,656
9.75%, 08/01/27 ................. 79 77,215
5.50%, 05/01/28 ................. 584 482,042
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 323 236,597
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 75 60,656
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 236 215,445
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 1,171 979,729
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 30 27,825
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 205 204,555
7.25%, 06/15/28 ................. 832 822,848
3,391,399
Wireless Telecommunication Services — 1.0%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 3,319 2,982,553
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(g)(h)
....... 594 306,901
Sprint Corp., 7.63%, 03/01/26 ......... 276 290,801
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 408 343,449
3.38%, 04/15/29 ................. 217 189,875
3.38%, 04/15/29
(c)
................ 115 100,625
2.88%, 02/15/31 ................. 700 581,161
3.50%, 04/15/31
(c)
................ 432 373,002
3.50%, 04/15/31 ................. 333 287,522
Vmed O2 UK Financing I plc
(c)
4.25%, 01/31/31 ................. 413 331,949
4.75%, 07/15/31 ................. 817 660,013
6,447,851
Total Corporate Bonds — 82.3%
(Cost: $628,335,089) ............................. 537,911,461
Floating Rate Loan Interests
Aerospace & Defense — 0.6%
(g)
Brown Group Holdings LLC, Term Loan B2,
07/02/29
(m)
..................... 567 543,373
Cobham Ultra US Co., Term Loan, 11/17/28
(m)
178 168,952
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 02/01/28 2,606 2,441,439
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.00%
,
 02/01/29 562 521,346

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. USD 105 $ 103,668
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 01/15/25 344 334,699
4,113,477
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(g)
................ 222 200,828
Airlines — 0.6%
(g)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.81%
,
 04/20/28 1,267 1,206,351
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(j)
......... 719 659,682
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 7.31%
,
 06/21/27 388 382,391
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 538 534,132
United Airlines, Inc., Term Loan B, (LIBOR USD
1 Month + 3.75%), 5.39%
,
 04/21/28 .... 1,266 1,173,407
3,955,963
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 04/30/26
(g)
370 344,716
Beverages — 0.1%
(g)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 4.88% - 5.40%
,
 01/24/29 518 480,836
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 8.15%
,
 01/24/30
(j)
... 69 62,100
542,936
Capital Markets — 0.0%
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(g)(m)
.................... 132 124,904
Chemicals — 0.4%
(g)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17%
,
 03/18/28 .......... 918 874,900
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
..................... 54 49,321
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 09/30/28 ..... 365 336,161
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... 592 576,077
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 4.92%
,
 05/15/24 ........... 124 119,127
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28 649 614,032
2,569,618
Commercial Services & Supplies — 0.2%
(g)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 4.78% - 5.60%
,
 02/15/29 ...... 305 289,561
Propulsion (BC) Finco, Term Loan, 02/10/29
(j)(m)
450 425,250
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
10.75%
,
 11/02/28
(j)
................ 275 262,625
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 ................. USD 313 $ 296,179
1,273,615
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.14%
,
 03/02/29
(g)
.......... 843 783,194
Construction & Engineering — 0.5%
(g)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.75%), 5.42%
,
 01/29/27 ........... 112 106,065
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 6.50%
,
 06/21/24 ........... 3,578 3,082,718
3,188,783
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, Term
Loan, (SOFR 1 Month + 4.25%),
5.88%
,
 04/02/29
(g)(j)
............... 221 203,873
Containers & Packaging — 0.1%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 12/01/27 ................. 125 117,657
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 04/03/24 ................. 651 610,713
728,370
Diversified Consumer Services — 0.1%
(g)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 12/10/29
(j)
................ 284 259,860
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.54%
,
 01/15/27 ........... 247 235,978
495,838
Diversified Financial Services — 1.1%
(g)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 6.20%
,
 02/16/28 ..... 194 182,027
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
5.88%
,
 04/13/29 ................. 371 346,132
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.28%
,
 04/09/27 ................. 340 317,099
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
8.42%
,
 04/07/28 ................. 426 413,220
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 5.75%
,
 11/06/28 . 342 324,755
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 4.00%), 5.01% -
6.25%
,
 10/01/27 ................. 1,900 1,793,409
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 229 208,447
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.81%
,
 08/02/28
(j)
................ 332 308,916
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
7.50%
,
 08/02/29
(j)
................ 378 351,455

BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
5.92%
,
 12/15/28 ................. USD 1,666 $ 1,499,486
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 7.82%
,
 08/31/29 715 682,825
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92%
,
 09/25/26 .... 97 89,518
White Cap Supply Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 5.28%
,
 10/19/27 880 808,163
7,325,452
Diversified Telecommunication Services — 0.3%
(g)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.79%
,
 07/15/25 ..... 62 55,510
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 5.41%
,
 08/14/26 .... 238 216,998
Cincinnati Bell, Inc., Term Loan B2, (SOFR 1
Month + 3.25%), 4.88%
,
 11/22/28 ...... 197 187,317
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/11/26 .... 270 248,143
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 05/01/28 ................. 520 485,805
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 03/09/27 1,007 925,987
2,119,760
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 07/02/29
(g)(m)
...... 238 227,829
Entertainment — 0.0%
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/30/25
(g)
................ 9 8,124
Food Products — 0.0%
Chobani LLC, Term Loan, 10/25/27
(g)(m)
.... 64 57,468
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 4.00% -
5.17%
,
 11/03/28
(g)
................ 829 746,639
Health Care Providers & Services — 0.1%
(g)
Envision Healthcare Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%), 4.81% -
5.42%
,
 10/10/25 ................. 831 273,549
LifePoint Health, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%), 4.81% -
5.42%
,
 11/16/25 ................. 177 164,926
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.75%), 8.75%
,
 04/29/25 .... 491 327,110
765,585
Health Care Technology — 1.1%
(g)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(m)
................. 671 615,815
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 5.01%
,
 02/15/29 ..... 3,957 3,633,311
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
5.67%
,
 06/02/28 ................. 780 718,715
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 5.67%
,
 08/27/25 2,428 2,319,043
7,286,884
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(g)
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(m)
..................... USD 1,160 $ 1,066,432
IRB Holding Corp., Term Loan B, (SOFR 1
Month + 3.00%), 4.24%
,
 12/15/27 ..... 514 481,796
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
6.10%
,
 11/01/26 ................. 116 108,866
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
4.36%
,
 04/14/29 ................. 319 302,252
1,959,346
Household Durables — 0.2%
(g)
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 477 409,328
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.60%
,
 10/06/28 ................. 951 778,318
1,187,646
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 3.67%
,
 08/12/26
(g)
.... 25 24,112
Insurance — 0.3%
(g)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
5.01%
,
 11/05/27 ................. 317 293,821
AssuredPartners, Inc., Term Loan, (SOFR 1
Month + 3.50%), 5.03%
,
 02/12/27 ..... 475 441,573
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 12/23/26 ..... 115 104,127
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 4.63%
,
 09/01/27
(j)
... 311 298,994
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
4.92%, 12/31/25 ............... 194 181,972
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/03/26 ............... 361 342,347
(LIBOR USD 1 Month + 4.25%),
5.92%, 09/03/26 ............... 135 129,654
1,792,488
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.67%
,
 10/30/26
(g)
................ 211 198,318
Internet & Direct Marketing Retail — 0.1%
(g)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.69%
,
 11/08/27 ................. 249 235,657
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 02/12/27
(j)
........... 288 258,940
494,597
IT Services — 0.1%
(g)
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 07/30/27 213 200,741
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 05/05/26
(j)
190 176,729
377,470

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27
(g)
.... USD 221 $ 210,089
Machinery — 0.5%
(g)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 10/21/28 .... 508 473,859
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 1,907 1,744,271
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.13%
,
 04/05/29 ........... 852 791,634
3,009,764
Media — 0.6%
(g)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.58%
,
 09/01/25 ................. 504 399,210
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.74%
,
 08/21/26 ................. 1,918 1,642,449
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 6.67%
,
 08/02/27 1,446 1,327,388
Intelsat Jackson Holdings SA, Term Loan B,
(SOFR 6 Month + 4.25%), 4.92%
,
 02/01/29 805 736,345
4,105,392
Metals & Mining — 0.0%
Grinding Media, Inc., 1st LienTerm Loan,
(LIBOR USD 3 Month + 4.00%),
4.80%
,
 10/12/28
(g)(j)
............... 210 191,473
Oil, Gas & Consumable Fuels — 0.9%
(g)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(m)
.......... 4,988 5,229,470
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 12/21/28 ................. 588 506,443
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 06/28/24 25 14,719
5,750,632
Pharmaceuticals — 0.0%
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(g)
................ 260 239,200
Professional Services — 0.3%
(g)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.87%
,
 02/06/26 ................. 587 552,668
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 4.75%
,
 01/18/29 422 392,934
Element Materials Technology Group US
Holdings, Inc., Term Loan, 04/12/29
(m)
... 132 126,386
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(m)
. 286 273,836
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 6.28%
,
 04/29/29 572 535,535
1,881,359
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan B, 04/11/29
(g)
(m)
........................... 463 441,881
Security
Par (000)
Par (000) Value
Software — 2.6%
(g)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
7.17%
,
 02/27/26 ................. USD 925 $ 866,614
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.99%
,
 10/30/28 ................. 246 245,833
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/02/25 432 401,168
CDK Global, Inc., Term Loan B, 07/06/29
(m)
. 385 362,913
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/08/28 1,173 1,076,294
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 7.67%
,
 10/08/29
(j)
551 479,370
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 708 639,297
Epicor Software Corp. 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
9.42%
,
 07/31/28 ................. 156 151,008
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 12/01/27 ................. 760 724,457
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 5.95%
,
 03/11/28 239 219,582
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.98%
,
 07/27/28 ................. 1,837 1,645,741
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.48%
,
 07/27/29 ................. 830 755,300
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 4.00%), 5.15%
,
 03/01/29 .......... 2,411 2,187,983
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.92%
,
 02/23/29 103 96,648
MH Sub I, LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%), 4.56% -
5.42%, 09/13/24 ............... 306 287,785
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/13/24 ............... 676 635,489
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
8.92%
,
 12/18/28
(j)
................ 288 273,600
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.82%
,
 08/31/28 399 369,996
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 04/24/28 635 585,705
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 227 212,114
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 362 338,121
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 5.50%
,
 10/07/27 .... 1,456 1,354,746
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
6.17%
,
 08/11/28 ................. 306 287,425
Sovos Compliance LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.50%),
6.15%
,
 08/11/28 ................. 53 49,885
TIBCO Software, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 7.25%), 8.31% -
8.92%
,
 03/03/28 ................. 471 460,873
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ............... 570 532,837

BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 1 Month + 3.75%),
5.42%, 05/04/26 ............... USD 166 $ 156,027
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 909 835,884
Veritas US Inc., Term Loan B, 09/01/25
(m)
... 518 422,296
16,654,991
Specialty Retail — 0.0%
(g)(m)
PetSmart LLC, Term Loan, 02/11/28 ...... 38 35,324
Staples, Inc., Term Loan B1, 04/16/26 ..... 219 189,770
225,094
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(g)
..... 1,972 1,790,832
Trading Companies & Distributors — 0.1%
(g)
BCPE Empire Holdings, Inc., 1st Lien
Term Loan, (SOFR 1 Month + 4.63%),
6.25%
,
 06/11/26 ................. 85 79,347
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.49%
,
 01/31/28
(j)
................ 201 174,724
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 4.00%
,
 06/02/28 ..... 579 531,666
785,737
Transportation Infrastructure — 0.2%
(g)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
4.42%
,
 09/22/28 ................. 353 332,663
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 09/21/29 ................. 56 53,410
MHI Holdings LLC, Term Loan, (LIBOR USD 3
Month + 5.00%), 7.25%
,
 09/21/26
(j)
..... 600 571,155
957,228
Wireless Telecommunication Services — 0.2%
(g)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/27/24
(j)
................ 1,214 1,047,066
MetroNet Systems Holdings LLC, 1st Lien Term
Loan, (SOFR 1 Month + 3.75%), 4.66% -
5.05%
,
 06/02/28 ................. 45 41,342
1,088,408
Total Floating Rate Loan Interests — 12.3%
(Cost: $86,913,937) .............................. 80,429,913
Shares
Shares
Investment Companies
Western Midstream Partners LP ......... 2,542 61,796
Total Investment Companies — 0.0%
(Cost: $42,502) ................................ 61,796
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts
Banks — 0.4%
(f)
Citigroup, Inc.
(g)
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... USD 295 $ 255,175
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 5 4,013
JPMorgan Chase & Co.
Series Q, 5.15% ................. 190 179,787
Series FF, (SOFR + 3.38%), 5.00%
(g)
... 1,199 1,058,118
Series HH, (SOFR + 3.13%), 4.60%
(g)
... 426 359,766
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90%
(g)
............ 710 611,488
2,468,347
Capital Markets — 0.3%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,590 1,223,902
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 921 829,204
2,053,106
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... 210 182,700
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(f)(g)
............ 900 731,250
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(f)(g)
..................... 516 468,270
Total Capital Trusts — 0.9%
(Cost: $6,992,866) .............................. 5,903,673
Total Long-Term Investments — 96.8%
(Cost: $731,856,462) ............................. 632,945,538
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(n)(o)
................. 6,458,229 6,458,229
Total Short-Term Securities — 1.0%
(Cost: $6,458,229) .............................. 6,458,229
Total Investments — 97.8%
(Cost: $738,314,691 ) ............................. 639,403,767
Other Assets Less Liabilities — 2.2% ................... 14,237,863
Net Assets — 100.0% .............................. $ 653,641,630

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
20
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $342,832, representing 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 37,402,891 $ — $ (30,944,662) $ — $ — $ 6,458,229 6,458,229 $ 28,198 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund
Schedule of Investments
21
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 27 09/21/22 $ 3,195 $ 31,728
U.S. Treasury Long Bond .................................................... 1 09/21/22 138 1,136
U.S. Treasury Ultra Bond .................................................... 29 09/21/22 4,442 109,971
$ 142,835
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 244,811 CAD 315,000 State Street Bank and Trust Co. 09/21/22 $ 59
USD 88,738 EUR 84,000 Bank of America NA 09/21/22 204
USD 88,880 EUR 84,000 Natwest Markets plc 09/21/22 347
USD 481,365 EUR 449,000 Toronto Dominion Bank 09/21/22 8,131
USD 97,820 GBP 78,000 Natwest Markets plc 09/21/22 2,724
11,465
USD 80,055 EUR 76,000 Natwest Markets plc 09/21/22 (47)
$ 11,418
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (8,970) $ (7,053) $ (1,917)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (50,860) (44,768) (6,092)
$ (59,830) $ (51,821) $ (8,009)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ (51,821) $ — $ (8,009)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
22
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 142,835 $ — $ 142,835
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 11,465 — — 11,465
$ — $ — $ — $ 11,465 $ 142,835 $ — $ 154,300
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 47 — — 47
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 59,830 — — — — 59,830
$ — $ 59,830 $ — $ 47 $ — $ — $ 59,877
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 135,177 $ — $ 1,264,925 $ — $ 1,400,102
Forward foreign currency exchange contracts .... — — — 71,764 — — 71,764
Swaps .............................. — (660,641) — — — — (660,641)
$ — $ (660,641) $ 135,177 $ 71,764 $ 1,264,925 $ — $ 811,225
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 144,623 $ — $ 144,623
Forward foreign currency exchange contracts .... — — — 22,932 — — 22,932
Swaps .............................. — (55,221) — — — — (55,221)
$ — $ (55,221) $ — $ 22,932 $ 144,623 $ — $ 112,334
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 9,301,829
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,205,462
Credit default swaps
Average notional value — sell protection ................................................................................... $ 879,000

BlackRock High Yield V.I. Fund
Schedule of Investments
23
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 56,627
Forward foreign currency exchange contracts ................................................................. 11,465 47
Swaps — OTC
(a)
.................................................................................... — 59,830
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 11,465 $ 116,504
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (56,627)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 11,465 $ 59,877
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 204 $ — $ — $ — $ 204
Natwest Markets plc .............................. 3,071 (47) — — 3,024
State Street Bank and Trust Co. ...................... 59 — — — 59
Toronto Dominion Bank ............................ 8,131 — — — 8,131
$ 11,465 $ (47) $ — $ — $ 11,418
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 59,830 $ — $ — $ (59,830) $ —
Natwest Markets plc .............................. 47 (47) — — —
$ 59,877 $ (47) $ — $ (59,830) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
24
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 5,792 $ — $ — $ 5,792
Chemicals ............................................ 1,111,649 — — 1,111,649
Communications Equipment ................................ 83,103 — — 83,103
Containers & Packaging .................................. — 342,832 — 342,832
Electrical Equipment ..................................... 273,803 — — 273,803
Equity Real Estate Investment Trusts (REITs) .................... 129,692 — — 129,692
IT Services ........................................... 206,663 — — 206,663
Life Sciences Tools & Services .............................. 1,280,359 — — 1,280,359
Media ............................................... 113,804 — — 113,804
Metals & Mining ........................................ 773,987 — — 773,987
Oil, Gas & Consumable Fuels ............................... 3,307,214 — — 3,307,214
Road & Rail ........................................... 346,756 — — 346,756
Software ............................................. 663,041 — — 663,041
Corporate Bonds
Aerospace & Defense .................................... — 21,526,473 — 21,526,473
Airlines .............................................. — 13,773,313 — 13,773,313
Auto Components ...................................... — 13,257,559 — 13,257,559
Automobiles .......................................... — 1,843,801 — 1,843,801
Banks ............................................... — 2,286,729 — 2,286,729
Building Products ....................................... — 5,007,053 — 5,007,053
Capital Markets ........................................ — 2,906,901 — 2,906,901
Chemicals ............................................ — 16,120,166 — 16,120,166
Commercial Services & Supplies ............................. — 20,135,933 — 20,135,933
Communications Equipment ................................ — 4,651,430 — 4,651,430
Construction & Engineering ................................ — 981,529 — 981,529
Consumer Finance ...................................... — 12,097,817 — 12,097,817
Containers & Packaging .................................. — 15,047,872 — 15,047,872
Distributors ........................................... — 594,515 — 594,515
Diversified Consumer Services .............................. — 5,083,056 — 5,083,056
Diversified Financial Services ............................... — 4,409,162 — 4,409,162
Diversified Telecommunication Services ........................ — 43,422,488 — 43,422,488
Electric Utilities ........................................ — 4,821,621 — 4,821,621
Electrical Equipment ..................................... — 1,893,115 — 1,893,115
Electronic Equipment, Instruments & Components ................. — 2,805,534 — 2,805,534
Energy Equipment & Services .............................. — 4,894,775 — 4,894,775
Entertainment ......................................... — 8,214,159 — 8,214,159
Equity Real Estate Investment Trusts (REITs) .................... — 9,960,020 — 9,960,020
Food & Staples Retailing .................................. — 2,886,133 — 2,886,133
Food Products ......................................... — 9,890,025 — 9,890,025
Gas Utilities ........................................... — 155,619 — 155,619
Health Care Equipment & Supplies ........................... — 5,776,461 — 5,776,461
Health Care Providers & Services ............................ — 21,912,401 — 21,912,401
Health Care Technology .................................. — 497,613 — 497,613
Hotels, Restaurants & Leisure .............................. — 34,468,160 455,900 34,924,060
Household Durables ..................................... — 5,166,001 — 5,166,001
Household Products ..................................... — 1,076,754 — 1,076,754
Independent Power and Renewable Electricity Producers ............ — 2,110,303 — 2,110,303
Insurance ............................................ — 17,132,690 — 17,132,690
Interactive Media & Services ............................... — 1,008,312 — 1,008,312
Internet & Direct Marketing Retail ............................ — 1,535,418 — 1,535,418
IT Services ........................................... — 11,667,191 — 11,667,191
Leisure Products ....................................... — 1,257,496 — 1,257,496
Life Sciences Tools & Services .............................. — 2,400,773 — 2,400,773
Machinery ............................................ — 8,183,989 — 8,183,989

BlackRock High Yield V.I. Fund
Schedule of Investments
25
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Marine .............................................. $ — $ 540,669 $ — $ 540,669
Media ............................................... — 38,494,609 — 38,494,609
Metals & Mining ........................................ — 16,497,931 — 16,497,931
Mortgage Real Estate Investment Trusts (REITs) .................. — 205,688 — 205,688
Multiline Retail ......................................... — 697,636 — 697,636
Oil, Gas & Consumable Fuels ............................... — 70,999,784 — 70,999,784
Personal Products ...................................... — 246,272 — 246,272
Pharmaceuticals ....................................... — 4,844,397 — 4,844,397
Professional Services .................................... — 3,027,393 — 3,027,393
Real Estate Management & Development ....................... — 2,040,653 — 2,040,653
Road & Rail ........................................... — 8,402,299 — 8,402,299
Semiconductors & Semiconductor Equipment .................... — 3,307,018 — 3,307,018
Software ............................................. — 17,562,328 — 17,562,328
Specialty Retail ........................................ — 14,199,741 — 14,199,741
Technology Hardware, Storage & Peripherals .................... — 68,294 — 68,294
Textiles, Apparel & Luxury Goods ............................ — 1,001,127 — 1,001,127
Thrifts & Mortgage Finance ................................ — 2,620,112 — 2,620,112
Trading Companies & Distributors ............................ — 3,391,399 — 3,391,399
Wireless Telecommunication Services ......................... — 6,447,851 — 6,447,851
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,113,477 — 4,113,477
Air Freight & Logistics .................................... — 200,828 — 200,828
Airlines .............................................. — 3,296,281 659,682 3,955,963
Auto Components ...................................... — 344,716 — 344,716
Beverages ........................................... — 480,836 62,100 542,936
Capital Markets ........................................ — 124,904 — 124,904
Chemicals ............................................ — 2,569,618 — 2,569,618
Commercial Services & Supplies ............................. — 585,740 687,875 1,273,615
Communications Equipment ................................ — 783,194 — 783,194
Construction & Engineering ................................ — 3,188,783 — 3,188,783
Construction Materials .................................... — — 203,873 203,873
Containers & Packaging .................................. — 728,370 — 728,370
Diversified Consumer Services .............................. — 235,978 259,860 495,838
Diversified Financial Services ............................... — 6,665,081 660,371 7,325,452
Diversified Telecommunication Services ........................ — 2,119,760 — 2,119,760
Electronic Equipment, Instruments & Components ................. — 227,829 — 227,829
Entertainment ......................................... — 8,124 — 8,124
Food Products ......................................... — 57,468 — 57,468
Health Care Equipment & Supplies ........................... — 746,639 — 746,639
Health Care Providers & Services ............................ — 765,585 — 765,585
Health Care Technology .................................. — 7,286,884 — 7,286,884
Hotels, Restaurants & Leisure .............................. — 1,959,346 — 1,959,346
Household Durables ..................................... — 1,187,646 — 1,187,646
Independent Power and Renewable Electricity Producers ............ — 24,112 — 24,112
Insurance ............................................ — 1,493,494 298,994 1,792,488
Interactive Media & Services ............................... — 198,318 — 198,318
Internet & Direct Marketing Retail ............................ — 235,657 258,940 494,597
IT Services ........................................... — 200,741 176,729 377,470
Leisure Products ....................................... — 210,089 — 210,089
Life Sciences Tools & Services .............................. — — — —
Machinery ............................................ — 3,009,764 — 3,009,764
Media ............................................... — 4,105,392 — 4,105,392
Metals & Mining ........................................ — — 191,473 191,473
Oil, Gas & Consumable Fuels ............................... — 5,750,632 — 5,750,632
Pharmaceuticals ....................................... — 239,200 — 239,200
Professional Services .................................... — 1,881,359 — 1,881,359
Semiconductors & Semiconductor Equipment .................... — 441,881 — 441,881
Software ............................................. — 15,902,021 752,970 16,654,991
Specialty Retail ........................................ — 225,094 — 225,094
Textiles, Apparel & Luxury Goods ............................ — 1,790,832 — 1,790,832
Trading Companies & Distributors ............................ — 611,013 174,724 785,737
Transportation Infrastructure ............................... — 386,073 571,155 957,228
Wireless Telecommunication Services ......................... — 41,342 1,047,066 1,088,408
Investment Companies .................................... 61,796 — — 61,796
Capital Trusts ........................................... — 5,903,673 — 5,903,673
Short-Term Securities

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield V.I. Fund
26
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Money Market Funds ...................................... $ 6,458,229 $ — $ — $ 6,458,229
$ 14,815,888 $ 618,126,167 $ 6,461,712 $ 639,403,767
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 11,465 $ — $ 11,465
Interest rate contracts ....................................... 142,835 — — 142,835
Liabilities
Credit contracts ........................................... — (8,009) — (8,009)
Foreign currency exchange contracts ............................ — (47) — (47)
$ 142,835 $ 3,409 $ — $ 146,244
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
27
Financial Statements
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 632,945,538
Investments, at value — affiliated
(b)
......................................................................................... 6,458,229
Cash ............................................................................................................. 1,307,819
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 410,000
Futures contracts .................................................................................................... 241,000
Foreign currency, at value
(c)
.............................................................................................. 1,778
Receivables: –
Investments sold .................................................................................................... 6,557,318
Capital shares sold ................................................................................................... 9,048,480
Dividends — affiliated ................................................................................................. 12,365
Dividends — unaffiliated ............................................................................................... 2,352
Interest — unaffiliated ................................................................................................. 9,859,472
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 11,465
Prepaid expenses ..................................................................................................... 8,510
Total assets .........................................................................................................
666,864,326
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 8,058,271
Capital shares redeemed ............................................................................................... 1,273,478
Distribution fees ..................................................................................................... 98,202
Income dividend distributions ............................................................................................ 2,828,256
Investment advisory fees .............................................................................................. 254,930
Variation margin on futures contracts ....................................................................................... 56,627
Other accrued expenses ............................................................................................... 593,055
Swap premiums received ................................................................................................ 51,821
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 47
OTC swaps ........................................................................................................ 8,009
Total liabilities ........................................................................................................
13,222,696
NET ASSETS ........................................................................................................
$ 653,641,630
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 763,883,826
Accumulated loss ..................................................................................................... (110,242,196)
NET ASSETS ........................................................................................................
$ 653,641,630
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 731,856,462
(b)
  Investments, at cost — affiliated .......................................................................................... $ 6,458,229
(c)
  Foreign currency, at cost ............................................................................................... $ 1,776
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 182,588,799
Shares outstanding ..................................................................................................
28,523,656
Net asset value .....................................................................................................
$ 6.40
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 471,052,831
Shares outstanding ..................................................................................................
73,626,427
Net asset value .....................................................................................................
$ 6.40
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
29
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 28,198
Dividends — unaffiliated ............................................................................................... 318,878
Interest — unaffiliated ................................................................................................ 19,155,970
Total investment income .................................................................................................
19,503,046
EXPENSES
Investment advisory .................................................................................................. 1,666,218
Distribution — class specific ............................................................................................ 674,325
Transfer agent — class specific .......................................................................................... 561,718
Accounting services .................................................................................................. 98,040
Custodian ......................................................................................................... 12,043
Directors and Officer ................................................................................................. 4,353
Transfer agent ...................................................................................................... 2,832
Miscellaneous ...................................................................................................... 78,982
Total expenses .......................................................................................................
3,098,511
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (4,843)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (365,796)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,727,872
Net investment income ..................................................................................................
16,775,174
REALIZED AND UNREALIZED GAIN (LOSS) $ (126,347,233)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (11,134,100)
Forward foreign currency exchange contracts ............................................................................... 71,764
Foreign currency transactions ......................................................................................... (11,680)
Futures contracts .................................................................................................. 1,400,102
Swaps ......................................................................................................... (660,641)
A
(10,334,555)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (116,121,190)
Forward foreign currency exchange contracts ............................................................................... 22,932
Foreign currency translations .......................................................................................... (739)
Futures contracts .................................................................................................. 144,623
Swaps ......................................................................................................... (55,221)
Unfunded floating rate loan interests ..................................................................................... (3,083)
A
(116,012,678)
Net realized and unrealized loss ............................................................................................
(126,347,233)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (109,572,059)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
30
See notes to financial statements.
BlackRock High Yield V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 16,775,174 $ 30,871,584
Net realized gain (loss) .............................................................................. (10,334,555) 17,600,654
Net change in unrealized appreciation (depreciation) .......................................................... (116,012,678) (12,647,962)
Net increase (decrease) in net assets resulting from operations ..................................................... (109,572,059) 35,824,276
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (4,955,445) (9,719,239)
  Class III ....................................................................................... (12,436,241) (24,580,908)
Decrease in net assets resulting from distributions to shareholders ................................................... (17,391,686) (34,300,147)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (57,023,826) 166,151,879
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (183,987,571) 167,676,008
Beginning of period .................................................................................. 837,629,201 669,953,193
End of period ......................................................................................
$ 653,641,630 $ 837,629,201
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock High Yield V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 7.59  $ 7.56  $ 7.43  $ 6.80  $ 7.39  $ 7.24
Net investment income
(a)
.........
0.16 0.33 0.37 0.38 0.38 0.38
Net realized and unrealized gain (loss)
(1.18) 0.06 0.14 0.64 (0.57) 0.15
Net increase (decrease) from investment
operations ................ (1.02) 0.39  0.51  1.02  (0.19) 0.53
Distributions
(b)
– – – – – –
From net investment income ......
(0.17) (0.34) (0.38) (0.39) (0.40) (0.38)
From net realized gain ...........
—  (0.02) —  —  —  —
Total distributions ............... (0.17) (0.36) (0.38) (0.39) (0.40) (0.38)
Net asset value, end of period ...... $ 6.40  $ 7.59  $ 7.56  $ 7.43  $ 6.80  $ 7.39
Total Return
(c)
(13.60)% — — — — —
Based on net asset value .......... (13.60)%
(d)
5.34% 7.27% 15.29% (2.79)% 7.48%
Ratios to Average Net Assets
(e)
Total expenses .................
0.65%
(f)
0.67% 0.69% 0.70% 0.77% 0.78%
Total expenses after fees waived and/or
reimbursed ..................
0.56%
(f)
0.57% 0.58% 0.59% 0.63% 0.67%
Net investment income ...........
4.69%
(f)
4.38% 5.13% 5.28% 5.30% 5.13%
Supplemental Data
Net assets, end of period (000) ...... $ 182,589  $ 224,592  $ 182,845  $ 178,147  $ 185,736  $ 201,945
Portfolio turnover rate ............ 24% 57% 103% 83% 79% 75%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
32
BlackRock High Yield V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 7.59  $ 7.55  $ 7.42  $ 6.80  $ 7.38  $ 7.24
Net investment income
(a)
.........
0.16 0.31 0.35 0.37 0.36 0.36
Net realized and unrealized gain (loss)
(1.19) 0.08 0.14 0.62 (0.56) 0.14
Net increase (decrease) from investment
operations ................ (1.03) 0.39  0.49  0.99  (0.20) 0.50
Distributions
(b)
– – – – – –
From net investment income ......
(0.16) (0.33) (0.36) (0.37) (0.38) (0.36)
From net realized gain ...........
—  (0.02) —  —  —  —
Total distributions ............... (0.16) (0.35) (0.36) (0.37) (0.38) (0.36)
Net asset value, end of period ...... $ 6.40  $ 7.59  $ 7.55  $ 7.42  $ 6.80  $ 7.38
Total Return
(c)
(13.71)% — — — — —
Based on net asset value .......... (13.71)%
(d)
5.23% 7.01% 14.86% (2.89)% 7.08%
Ratios to Average Net Assets
(e)
Total expenses .................
0.90%
(f)
0.91% 0.92% 0.94% 1.02% 1.03%
Total expenses after fees waived and/or
reimbursed ..................
0.80%
(f)
0.81% 0.82% 0.83% 0.87% 0.92%
Net investment income ...........
4.44%
(f)
4.13% 4.86% 5.06% 5.05% 4.87%
Supplemental Data
Net assets, end of period (000) ...... $ 471,053  $ 613,037  $ 487,109  $ 397,249  $ 243,871  $ 243,479
Portfolio turnover rate ............ 24% 57% 103% 83% 79% 75%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 3 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
34
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities,
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
36
generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since th e rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may invo lve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
38
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2022, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,561,744,503.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $674,325.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these servi ces.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations . For the six months ended
June 30, 2022, the amount waived was $4,843.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million - $500 million ................................................................................................. 0.50
$500 million - $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 152,520 $ 409,198 $ 561,718
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under th e Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, comm on officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns and excluding short-term investments, were $177,486,533 and
$210,945,426, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock High Yield V.I. Fund
Class I ....................................................................................................... $ 91,322
Class III ...................................................................................................... 274,474
$ 365,796
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 6,714,999
Net Realized Loss .......................................................................................................... (945,818)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
40
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 740,500,299 $ 1,762,553 $ (102,712,841) $ (100,950,288)

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
4,369,199 $ 30,065,628 9,267,956 $ 70,397,265
Shares issued in reinvestment of distributions ........................
692,820 4,981,929 1,263,395 9,600,228
Shares redeemed .........................................
(6,115,018) (42,378,507) (5,151,386) (39,130,621)
(1,052,999) $ (7,330,950) 5,379,965 $ 40,866,872
Class III
Shares sold .............................................
12,387,782 $ 88,157,128 37,911,395 $ 288,483,820
Shares issued in reinvestment of distributions ........................
1,723,711 12,387,972 3,207,429 24,360,313
Shares redeemed .........................................
(21,263,456) (150,237,976) (24,842,344) (187,559,126)
(7,151,963) $ (49,692,876) 16,276,480 $ 125,285,007
(8,204,962) $ (57,023,826) 21,656,445 $ 166,151,879

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
42
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
All major segments of the bond market lost ground in the semiannual period, reflecting the Fed’s shift toward more restrictive monetary policy. Inflation climbed to its highest level in nearly 40 years, prompting the Fed to wind down its stimulative quantitative easing program and begin raising interest rates. In addition, the Fed indicated that several more rate increases were on the way before the end of 2022. Yields rose sharply for all categories of the market in response. (Prices and yields move in opposite directions.)
In addition, yield spreads surged across the market’s credit sectors late in the period in response to concerns about slowing growth, leading to underperformance relative to
U.S. Treasuries.
In this environment, the Fund’s positions in U.S. high yield bonds, securitized assets, investment-grade corporate bonds, emerging market debt, and Asian bonds all detracted from performance. On the other hand, macro strategies, which are used to manage headline risk and express macroeconomic views, contributed to performance.
The Fund’s underweight to duration was also a positive (Duration is a measure of interest rate sensitivity).
The Fund held futures, options, interest-rate swaps and currency forward contracts to manage duration and portfolio risk. The use of derivatives in place of physical securities detracted marginally.
Describe recent portfolio activity.
Given the negative trends affecting the market in the first quarter, the Fund maintained a defensive positioning and kept a healthy weighting in cash. The Fund’s cash position had no material impact.
The investment adviser favored higher-quality bonds, leading it to increase the portfolio’s weightings in U.S. investment-grade issues, agency mortgage-backed securities
(“MBS”) and short-dated securitized assets. In addition, it kept the allocations to riskier market segments—namely, high yield bonds and emerging market debt—on the lower end of the historical range.
In the second quarter, the investment adviser reduced duration in the United States in response to continued market volatility and the steepening of the yield curve. The investment adviser favored the front end of the yield curve based on the view that intermediate- and long-term yields had not yet seen their highs. In addition, it tactically added to Treasury Inflation Protected Securities in order to capture their compelling valuations and ability to offset the risk of rising inflation. The investment adviser selectively started to deploy some of Fund's cash as both absolute yields and yield spreads began to look increasingly attractive. Most notably, it started adding back to U.S. high yield due to the strong supply-and-demand trends in the market. It also added to investment-grade corporates, but it remained selective due to the potential for continued inflation and increasing credit issues. Specifically, it preferred non-cyclical issuers over those with a higher degree of economic sensitivity. On the other hand, the Fund continued to have a low allocation to the emerging markets. It reduced its position in MBS in light of the category’s weakness relative to the market’s other spread sectors.
Describe portfolio positioning at period end.
The investment adviser maintained an underweight to duration, and continued to favor the shorter end of the yield curve. In addition, the investment adviser tactically rotated across select spread sectors to capture opportunities in areas such as non-U.S. corporate bonds, U.S. investment-grade corporate bonds and high yield bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Total Return V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)(d)
....................................... 3.00% 2.81% (11.33)% (11.37)% 0.95% 1.98%
Class III
(c)(d)
...................................... 2.68 2.60 (11.46) (11.63) 0.64 1.68
(e)
Bloo mberg U.S. Aggregate Bond Index
(f)
................. — — (10.35) (10.29) 0.88 1.54
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns.
(d)
Under normal circumstances, the Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the "Predecessor Fund"), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
"Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(e)
The returns for Class III Shares prior to August 14, 2012, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(f)
Bloomberg U.S. Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/22)
Ending
Account
Value
(06/30/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(01/01/22)
Ending
Account
Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Class I ....... $ 1,000.00 $ 886.70 $ 2.11 $ 2.11 $ 1,000.00 $ 1,022.56 $ 2.26 $ 1,022.56 $ 2.26 0.45% 0.45%
Class III ...... 1,000.00 885.40 3.55 3.55 1,000.00 1,021.03 3.81 1,021.03 3.81 0.76 0.76
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Total Return V.I. Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 33.9%
Corporate Bonds ................................... 28.2
Investment Companies ............................... 16.2
U.S. Treasury Obligations ............................. 16.0
Asset-Backed Securities .............................. 2.1
Non-Agency Mortgage-Backed Securities .................. 1.2
Foreign Government Obligations ........................ 0.7
Floating Rate Loan Interests ........................... 0.6
Municipal Bonds ................................... 0.5
Foreign Agency Obligations ............................ 0.3
Capital Trusts ..................................... 0.3
Other Interests .................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 51.9%
AA/Aa ......................................... 1.2
A ............................................ 28.2
BBB/Baa ....................................... 15.6
BB/Ba ......................................... 1.3
B ............................................ 0.6
CCC/ Caa ....................................... 0.2
CC/Ca ........................................ 0.2
C ............................................ 0.1
NR ........................................... 0.7
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Semi-Annual Report to Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 2.34%, 12/25/33 ... USD 122 $ 109,873
Series 2007-HE4, Class A2A, (LIBOR USD
1 Month + 0.26%), 1.88%, 05/25/37 .. 89 18,566
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 3 2,469
Series 2018-B, Class B, 0.00%, 02/26/57 6 4,154
Series 2018-D, Class B, 0.00%, 08/25/58
(a)
1 617
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
—
(c)
307
Series 2018-F, Class C, 0.00%, 11/25/58 . 12 8,169
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 2.18%,
10/21/28
(a)(b)
.................... 413 406,964
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 172 170,133
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 2.29%, 01/28/31 ... 250 246,183
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31 ... 250 237,537
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 2.49%, 01/15/30 ... 500 485,896
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.89%, 01/15/30 ... 250 241,759
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 2.27%, 10/13/30 ... 250 247,018
Series 2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 2.01%, 04/13/31 ... 310 303,306
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 2.12%,
04/15/31
(a)(b)
.................... 500 490,444
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 2.07%,
04/20/31
(a)(b)
.................... 500 489,745
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
2.21%, 10/15/30
(a)(b)
............... 250 246,516
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
2.10%, 05/25/35
(a)
................ 37 32,113
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.37%,
12/10/25
(a)
..................... 300 87,211
Barings CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 2.25%,
10/20/30
(a)(b)
.................... 260 256,727
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 2.63%, 05/28/39
(d)
.. 77 61,244
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 2.63%, 02/28/40 ... 102 97,176
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 2.63%, 12/28/40 ... 32 31,945
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 6,256
Series 2000-A, Class A3, 7.83%, 06/15/30 37 6,004
Series 2000-A, Class A4, 8.29%, 06/15/30 27 4,600
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.34%), 1.96%, 05/25/35 ... 12 11,545
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 23 22,186
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 1A4, (LIBOR USD
1 Month + 0.35%), 1.97%, 04/25/37 .. USD 195 $ 187,986
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
2.32%, 10/22/30
(a)(b)
............... 490 484,319
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 1.78%, 10/25/36
(a)
.......... 36 34,596
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 2.31%, 07/20/30
(a)(b)
250 247,045
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.32%), 1.94%,
10/25/36
(a)
..................... 39 27,169
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 1.82%, 05/25/37 .. 171 125,146
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 1.89%, 05/25/37 .. 77 57,071
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 26 24,599
Series 1997-6, Class M1, 7.21%, 01/15/29 16 15,461
Series 1998-8, Class M1, 6.98%, 09/01/30 92 87,622
Series 1999-5, Class A5, 7.86%, 03/01/30 25 11,948
Series 1999-5, Class A6, 7.50%, 03/01/30 27 12,181
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 3.82%, 11/15/32 ... 18 18,283
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 14,199
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 36,147
Series 2000-5, Class A7, 8.20%, 05/01/31 135 48,705
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 1.84%, 12/25/25
(a)
......... —
(c)
286
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(e)
................... 11 9,660
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
.................. 95 91,571
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
.................. 77 3,820
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 1.96%, 07/25/37
(a)(b)
. 38 26,876
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.50%, 04/25/36 88 77,967
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 1.78%, 09/25/46 ... 1 1,238
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 1.59%, 03/15/34
(a)
.... 8 8,075
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 2.52%, 10/25/34
(a)
.... 78 74,097
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 2 2,589
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR
USD 1 Month + 0.30%), 1.62%, 12/15/33 8 7,482
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 1.51%, 05/15/35 .. 3 2,658
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 1.50%, 05/15/35 ... 5 4,892

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 1.50%, 05/15/36 ... USD 39 $ 36,719
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 1.47%, 11/15/36 ... 21 19,636
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
2.74%, 10/15/30
(a)(b)
............... 250 238,764
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 2.16%,
01/15/31
(a)(b)
.................... 800 785,580
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 2.67%, 10/25/34 .. 33 30,306
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.28%), 1.90%, 12/25/36 .. 569 272,469
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 1.77%, 12/25/36 ... 352 330,953
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 2.22%, 01/25/36 .. 95 80,381
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
1.90%, 02/25/37
(a)
................ 76 59,854
Generate CLO 2 Ltd., Series 2015-1A, Class
AR, (LIBOR USD 3 Month + 1.15%), 2.29%,
01/22/31
(a)(b)
.................... 250 245,782
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 25 5,822
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 1.82%, 01/25/47 ... 22 12,231
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 5.00%, 02/25/47 ... 40 37,273
Home Equity Asset Trust, Series 2007-1,
Class 2A3, (LIBOR USD 1 Month + 0.30%),
1.92%, 05/25/37
(a)
................ 73 55,595
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 3.65%, 07/25/34 ... 16 15,179
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 1.81%, 04/25/37 ... 54 37,267
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
........ 52 6,915
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
2.04%, 04/15/36
(a)
................ 13 12,227
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
2.36%, 02/05/31
(a)(b)
............... 248 243,468
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 2.18%,
10/19/28
(a)(b)
.................... 194 191,828
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.03%, 09/25/37
(b)(e)
....... 14 12,750
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 2.03%, 05/25/36
(a)
......... 82 79,525
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 2.13%, 01/20/31
(a)(b)
280 274,785
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 2.10%, 10/20/27
(a)(b)
99 98,133
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 42 42,738
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 4.87%,
03/25/32
(a)
..................... USD 12 $ 12,178
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.99%, 04/19/30
(a)(b)
......... 566 558,736
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 2.44%, 07/29/30
(a)(b)
......... 270 268,091
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
2.22%, 12/18/30
(a)(b)
............... 250 245,131
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
1.88%, 06/25/46
(a)(b)
............... 10 9,387
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 1.88%, 08/25/37 .. 35 33,127
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 1.80%, 06/25/37 .. 25 5,741
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (LIBOR
USD 1 Month + 0.60%), 2.22%, 12/25/34 155 133,021
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 2.49%, 09/25/35 ... 92 75,994
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 2.31%,
10/20/30
(a)(b)
.................... 250 246,285
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 2.57%, 02/15/29
(a)(b)
........ 47 46,763
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/15/31 16 8,801
Series 2001-D, Class A4, 6.93%, 09/15/31 9 5,859
Series 2002-B, Class M1, 7.62%, 06/15/32 80 65,455
OCP CLO Ltd., Series 2017-14A, Class B,
(LIBOR USD 3 Month + 1.95%), 3.43%,
11/20/30
(a)(b)
.................... 250 237,666
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 2.06%, 07/17/30
(a)(b)
........ 250 244,225
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 2.18%, 01/25/31
(a)(b)
........ 250 245,738
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 2.54%,
05/23/31
(a)(b)
.................... 225 220,468
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD
1 Month + 0.21%), 1.83%, 03/25/37
(a)
. 90 70,121
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
................... 73 62,392
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
................... 178 155,437
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
................... 91 79,682
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 2.52%, 10/15/37
(a)(b)
... 32 31,484
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
........ 65 57,188
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
2.39%, 10/22/30
(a)(b)
............... 383 377,711

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 2.17%, 01/17/31 ... USD 250 $ 245,937
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 2.07%, 04/18/31 ... 250 244,809
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 2.14%, 07/16/31 ... 420 410,438
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
2.28%, 07/25/31
(a)(b)
............... 246 240,996
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
2.25%, 10/20/30
(a)(b)
............... 250 245,302
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 2.09%,
04/20/31
(a)(b)
.................... 247 242,697
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 2.13%,
01/15/30
(a)(b)
.................... 1,250 1,228,541
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 1.83%, 10/25/36
(a)
.......... 100 76,403
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 2.29%,
04/25/31
(a)(b)
.................... 250 245,227
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 2.30%,
07/20/30
(a)(b)
.................... 222 219,662
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 2.16%, 03/15/24
(a)
.......... 44 43,855
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 100 96,441
Sound Point Euro CLO II Funding DAC,
Series 2A, Class ER, (EURIBOR 3 Month +
6.34%), 6.34%, 01/26/36
(a)(b)
......... EUR 250 212,338
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 2.42%, 01/25/35
(a)
.......... USD 1 1,150
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 98,450
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (LIBOR USD 3 Month + 1.22%),
2.26%, 10/15/29
(a)(b)
............... 310 306,383
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 2.17%,
10/15/30
(a)(b)
.................... 250 246,257
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (LIBOR USD
1 Month + 0.36%), 1.98%, 09/25/36 .. 132 46,899
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 1.78%, 10/25/36 ... 112 89,666
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (LIBOR USD 1 Month + 0.40%),
2.02%, 06/25/37
(a)(b)
............... 80 29,350
Total Asset-Backed Securities — 2.2%
(Cost: $18,270,130) .............................. 17,364,013
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.2%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
USD 165 $ 162,027
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 737 672,772
Embraer Netherlands Finance BV, 5.05%,
06/15/25 ..................... 68 65,675
General Dynamics Corp., 3.63%, 04/01/30 . 191 185,156
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 ................. 79 77,784
3.48%, 12/01/27 ................. 40 37,401
2.04%, 08/16/28 ................. 218 185,933
4.20%, 05/01/30 ................. 339 319,427
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 680 667,835
2.90%, 12/15/29 ................. 300 265,887
1.80%, 01/15/31 ................. 701 559,418
Leidos, Inc.
4.38%, 05/15/30 ................. 607 561,457
2.30%, 02/15/31 ................. 466 371,240
Lockheed Martin Corp.
3.90%, 06/15/32 ................. 95 93,746
3.60%, 03/01/35 ................. 451 417,216
4.07%, 12/15/42 ................. 34 31,567
3.80%, 03/01/45 ................. 112 98,923
2.80%, 06/15/50 ................. 132 98,228
Northrop Grumman Corp.
3.25%, 01/15/28 ................. 836 794,636
4.03%, 10/15/47 ................. 431 382,711
5.25%, 05/01/50 ................. 137 145,037
Raytheon Technologies Corp.
3.15%, 12/15/24 ................. 155 153,079
7.20%, 08/15/27 ................. 45 50,375
7.00%, 11/01/28 ................. 360 406,616
4.13%, 11/16/28 ................. 1,381 1,362,869
2.38%, 03/15/32 ................. 167 141,323
4.50%, 06/01/42 ................. 16 15,258
3.75%, 11/01/46 ................. 130 110,102
4.63%, 11/16/48 ................. 53 51,733
2.82%, 09/01/51 ................. 514 367,835
3.03%, 03/15/52 ................. 354 263,606
Textron, Inc.
3.90%, 09/17/29 ................. 336 315,922
2.45%, 03/15/31 ................. 110 90,369
9,523,163
Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 1 615
Series 2017-1, Class AA, 3.30%, 01/15/30 79 71,618
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23 29 27,997
Series 2015-2, Class B, 4.40%, 09/22/23 206 196,709
Series 2016-1, Class B, 5.25%, 01/15/24 145 138,563
Series 2017-1, Class B, 4.95%, 02/15/25 41 37,890
Series 2015-2, Class AA, 3.60%, 09/22/27 37 33,801
Series 2016-1, Class AA, 3.58%, 01/15/28 96 89,065
Series 2019-1, Class B, 3.85%, 02/15/28 190 160,638
Series 2016-2, Class AA, 3.20%, 06/15/28 65 59,682
Series 2016-3, Class AA, 3.00%, 10/15/28 314 284,939
Series 2017-1, Class AA, 3.65%, 02/15/29 52 48,710
Series 2019-1, Class AA, 3.15%, 02/15/32 192 169,438
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 116 100,602
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 405,974
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 107 66,494

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
.... USD 25 $ 20,366
United Airlines Pass-Through Trust
Series 2014-2, Class B, 4.63%, 09/03/22 14 13,992
Series 2016-2, Class B, 3.65%, 10/07/25 9 8,398
Series 2020-1, Class B, 4.88%, 01/15/26 112 106,404
Series 2014-1, Class A, 4.00%, 04/11/26 123 115,858
Series 2020-1, Class A, 5.88%, 10/15/27 673 661,450
Series 2015-1, Class AA, 3.45%, 12/01/27 33 30,396
Series 2019-2, Class B, 3.50%, 05/01/28 123 105,875
Series 2016-1, Class AA, 3.10%, 07/07/28 11 9,748
Series 2016-2, Class AA, 2.88%, 10/07/28 68 61,852
Series 2018-1, Class AA, 3.50%, 03/01/30 33 30,456
Series 2019-2, Class AA, 2.70%, 05/01/32 118 100,872
3,158,402
Auto Components — 0.0%
(f)
Metalsa S A P I de CV, 3.75%, 05/04/31 ... 150 105,563
Nemak SAB de CV, 3.63%, 06/28/31 ..... 200 138,850
244,413
Automobiles — 0.1%
Ford Motor Co., 3.25%, 02/12/32 ....... 44 32,908
General Motors Co., 4.88%, 10/02/23 .... 77 77,738
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 1,159 1,029,576
1,140,222
Banks — 5.3%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(g)
......... 200 166,787
Banco Santander SA, 1.85%, 03/25/26 .... 400 359,490
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(f)
......... 200 174,725
Bank of America Corp.
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
................... 83 82,974
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
................... 355 353,836
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24
(a)
................... 234 233,248
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 116 115,491
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 1,943 1,850,715
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 236 228,564
(LIBOR USD 3 Month + 0.64%), 2.02%,
02/13/26
(a)
................... 206 193,069
1.32%, 06/19/26 ................. 62 56,360
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 851 761,482
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 1,751 1,569,297
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
... 1,714 1,523,568
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
... 401 364,697
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 875 834,094
(SOFR + 1.58%), 4.38%, 04/27/28
(a)
... 845 831,878
4.27%, 07/23/29 ................. 760 730,218
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 758 715,994
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 422 378,304
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
... 981 792,743
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
... 486 400,859
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 1,880 1,601,616
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... USD 1,285 $ 1,250,576
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.88%
(a)(f)(g)
.......... 250 246,063
BNP Paribas SA, (SOFR + 1.23%), 2.59%,
01/20/28
(a)(b)
................... 344 309,423
Citigroup, Inc.
(a)
(SOFR + 0.69%), 0.78%, 10/30/24 ..... 300 285,989
(SOFR + 0.69%), 2.01%, 01/25/26 ..... 788 738,204
(SOFR + 1.53%), 3.29%, 03/17/26 ..... 1,481 1,431,815
(SOFR + 1.28%), 3.07%, 02/24/28 ..... 1,366 1,267,226
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 .................... 716 675,945
(SOFR + 1.42%), 2.98%, 11/05/30 ..... 1,654 1,443,628
(SOFR + 1.35%), 3.06%, 01/25/33 ..... 150 127,148
(SOFR + 2.09%), 4.91%, 05/24/33 ..... 125 123,341
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 126,893
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ 316 316,253
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 263 259,491
5.38%, 01/12/24
(f)
................ 200 201,770
5.38%, 01/12/24
(b)
................ 602 607,329
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 200 155,788
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ..... 447 398,262
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 331 319,058
(SOFR + 1.29%), 2.21%, 08/17/29 ..... 208 174,704
ING Groep NV, 4.63%, 01/06/26
(b)
....... 202 201,543
JPMorgan Chase & Co.
(SOFR + 0.58%), 0.70%, 03/16/24
(a)
... 127 124,224
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 395 393,646
3.85%, 06/14/25 ................. 425 420,811
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 137 130,452
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 1,241 1,162,126
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
... 1,255 1,239,346
3.20%, 06/15/26 ................. 78 75,254
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 264 234,683
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
................... 988 963,943
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
... 476 417,481
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 476 457,087
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
... 979 907,034
(SOFR + 1.56%), 4.32%, 04/26/28
(a)
... 162 159,331
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
................... 1,765 1,673,401
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 234 208,042
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
... 80 68,802
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 116 112,973
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 692 593,986
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
................... 69 61,527
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
................... 372 318,752
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
... 15 11,403
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)(f)
......... 200 180,287

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. USD 373 $ 331,487
4.38%, 03/22/28 ................. 228 221,538
Mitsubishi UFJ Financial Group, Inc., 2.62%,
07/18/22 ..................... 807 807,073
Mizuho Financial Group, Inc.
(a)
(SOFR + 1.36%), 2.56%, 09/13/25 ..... 719 688,806
(SOFR + 1.77%), 2.20%, 07/10/31 ..... 200 162,274
(SOFR + 1.53%), 1.98%, 09/08/31 ..... 225 178,073
NBK Tier 1 Ltd., (CMTUSD6Y + 2.88%),
3.63%
(a)(b)(g)
................... 200 179,412
Santander UK Group Holdings plc
(a)
(SOFR + 0.79%), 1.09%, 03/15/25 ..... 606 565,800
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26 ............... 240 214,952
(SOFR + 1.22%), 2.47%, 01/11/28 ..... 200 176,716
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.18%), 2.61%, 01/12/28
(a)(b)
....... 620 553,755
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24 ................. 395 384,121
2.35%, 01/15/25 ................. 644 615,883
3.78%, 03/09/26 ................. 75 73,520
Washington Mutual Escrow Bonds
(d)(h)(i)
0.00%, 11/06/09 ................. 300 3,000
0.00%, 09/19/17
(j)
................ 250 —
0.00%, 09/29/17 ................. 500 —
Wells Fargo & Co.
(a)
(SOFR + 1.32%), 3.91%, 04/25/26 ..... 638 627,464
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 .................... 274 259,946
(SOFR + 1.43%), 2.88%, 10/30/30 ..... 62 54,521
(SOFR + 2.13%), 4.61%, 04/25/53 ..... 245 226,700
41,220,090
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 599 573,858
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ................. 1,299 1,282,332
4.60%, 04/15/48 ................. 200 179,559
2,035,749
Biotechnology — 0.6%
AbbVie, Inc.
2.30%, 11/21/22 ................. 197 196,608
2.60%, 11/21/24 ................. 1,571 1,520,666
4.55%, 03/15/35 ................. 129 125,478
4.50%, 05/14/35 ................. 603 585,248
4.05%, 11/21/39 ................. 99 88,281
4.85%, 06/15/44 ................. 3 2,867
4.70%, 05/14/45 ................. 342 321,930
4.88%, 11/14/48 ................. 50 47,914
4.25%, 11/21/49 ................. 226 200,627
Amgen, Inc.
4.40%, 05/01/45 ................. 472 425,643
4.20%, 02/22/52 ................. 174 152,662
Biogen, Inc.
2.25%, 05/01/30 ................. 393 322,107
3.15%, 05/01/50 ................. 176 120,707
Gilead Sciences, Inc., 4.75%, 03/01/46 ... 549 526,310
4,637,048
Security
Par (000)
Par (000) Value
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 .... USD 72 $ 68,417
Johnson Controls International plc, 5.13%,
09/14/45 ..................... 5 4,831
Masonite International Corp., 5.38%, 02/01/28
(b)
36 32,580
Owens Corning, 3.95%, 08/15/29 ....... 41 38,031
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 35 31,240
4.75%, 01/15/28 ................. 15 12,825
187,924
Capital Markets — 3.7%
Credit Suisse AG
3.63%, 09/09/24 ................. 263 258,240
1.25%, 08/07/26 ................. 322 281,467
Credit Suisse Group AG, (LIBOR USD 3 Month
+ 1.24%), 4.21%, 06/12/24
(a)(b)
....... 252 249,682
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
... 584 545,722
1.69%, 03/19/26 ................. 150 134,510
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 487 426,842
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/24 ................. 430 424,256
(SOFR + 0.73%), 1.76%, 01/24/25
(a)
... 402 386,447
3.50%, 04/01/25 ................. 3,281 3,216,214
3.75%, 05/22/25 ................. 360 355,684
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 163 158,366
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 933 848,802
3.75%, 02/25/26 ................. 339 332,304
(LIBOR USD 3 Month + 1.17%), 2.58%,
05/15/26
(a)
................... 300 292,801
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 700 620,488
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 970 880,350
(SOFR + 1.85%), 3.62%, 03/15/28
(a)
... 1,358 1,285,239
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
................... 168 159,311
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 653 627,659
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 316 262,354
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
... 595 490,302
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 2,462 2,102,735
Intercontinental Exchange, Inc.
3.75%, 09/21/28 ................. 121 116,865
2.10%, 06/15/30 ................. 150 125,426
1.85%, 09/15/32 ................. 172 134,337
Moody's Corp.
3.25%, 01/15/28 ................. 225 212,970
3.75%, 02/25/52 ................. 95 77,511
3.10%, 11/29/61 ................. 203 139,195
Morgan Stanley
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 585 573,451
(SOFR + 0.62%), 0.73%, 04/05/24
(a)
... 372 362,652
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 2,000 1,993,037
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... 1,185 1,169,827
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 3 2,890
3.88%, 01/27/26 ................. 775 763,262
3.63%, 01/20/27 ................. 1,244 1,204,887
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 683 606,271
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 261 228,905
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
... 1,604 1,458,103
(SOFR + 1.61%), 4.21%, 04/20/28
(a)
... 255 249,302
3.59%, 07/22/28 ................. 233 220,576
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 376 356,766

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... USD 961 $ 933,730
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,655 1,433,429
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 130 119,411
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
... 256 201,369
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 56 44,406
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
... 890 720,991
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
... 74 61,143
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 414 354,820
Nomura Holdings, Inc., 2.61%, 07/14/31 ... 543 433,077
S&P Global, Inc.
(b)
4.75%, 08/01/28 ................. 595 604,530
3.90%, 03/01/62 ................. 9 7,642
29,250,556
Chemicals — 0.3%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
......................... 262 262,295
DuPont de Nemours, Inc., 4.49%, 11/15/25 . 515 518,506
Ecolab, Inc., 2.75%, 08/18/55 ......... 234 162,968
LYB International Finance III LLC, 4.20%,
05/01/50 ..................... 255 207,193
Orbia Advance Corp. SAB de CV, 5.88%,
09/17/44
(f)
.................... 200 178,225
Sasol Financing USA LLC, 5.50%, 03/18/31 . 200 152,900
Sherwin-Williams Co. (The), 2.30%, 05/15/30 352 297,051
Westlake Corp., 3.38%, 08/15/61 ....... 216 145,436
1,924,574
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 83 75,215
Atento Luxco 1 SA, 8.00%, 02/10/26
(b)
.... 36 25,454
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
71 67,515
RELX Capital, Inc.
3.50%, 03/16/23 ................. 80 79,891
4.00%, 03/18/29 ................. 404 391,380
3.00%, 05/22/30 ................. 507 455,660
4.75%, 05/20/32 ................. 55 55,861
Republic Services, Inc.
2.90%, 07/01/26 ................. 131 125,116
3.95%, 05/15/28 ................. 81 79,407
2.38%, 03/15/33 ................. 15 12,258
Waste Management, Inc., 1.15%, 03/15/28 . 370 315,318
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 37 32,867
1,715,942
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 156 122,424
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 623 596,054
2.75%, 05/24/31 ................. 819 661,784
5.60%, 06/01/32 ................. 277 279,303
5.50%, 09/01/44 ................. 287 267,148
1,926,713
Consumer Finance — 0.5%
American Express Co., 2.55%, 03/04/27 ... 155 144,424
Capital One Financial Corp.
3.90%, 01/29/24 ................. 281 280,540
(SOFR + 1.79%), 3.27%, 03/01/30
(a)
... 257 227,433
(SOFR + 2.37%), 5.27%, 05/10/33
(a)
... 299 293,605
Discover Financial Services, 4.50%, 01/30/26 149 145,994
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 66 65,977
5.10%, 01/17/24 ................. 173 174,720
4.00%, 01/15/25 ................. 341 336,086
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.35%, 04/09/25 ................. USD 328 $ 323,956
2.40%, 10/15/28 ................. 452 375,396
2.70%, 06/10/31 ................. 11 8,667
3.10%, 01/12/32 ................. 1,197 962,092
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
.................... 250 249,891
Navient Corp.
5.88%, 10/25/24 ................. 37 34,010
6.75%, 06/25/25 ................. 38 34,285
6.75%, 06/15/26 ................. 37 32,745
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(f)
.................... 200 192,000
Synchrony Financial
4.50%, 07/23/25 ................. 5 4,865
3.70%, 08/04/26 ................. 91 84,256
3,970,942
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 .. 42 43,598
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 200 152,250
195,848
Diversified Financial Services — 0.1%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
.. 200 199,975
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 200 129,788
ORIX Corp., 2.90%, 07/18/22 ......... 155 155,000
Shell International Finance BV, 2.38%, 11/07/29 84 74,152
558,915
Diversified Telecommunication Services — 1.3%
AT&T, Inc.
0.00%, 11/27/22
(b)(j)
............... 1,000 985,530
1.65%, 02/01/28 ................. 277 239,636
4.35%, 03/01/29 ................. 505 497,242
2.75%, 06/01/31 ................. 172 148,523
2.55%, 12/01/33 ................. 683 554,073
4.50%, 05/15/35 ................. 568 539,751
4.30%, 12/15/42 ................. 110 95,890
3.50%, 09/15/53 ................. 403 305,473
3.55%, 09/15/55 ................. 488 365,629
3.65%, 09/15/59 ................. 599 448,620
CCO Holdings LLC
(b)
5.38%, 06/01/29 ................. 92 82,233
4.75%, 03/01/30 ................. 106 90,657
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
............... 150 146,279
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
.. 15 12,788
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 234 204,750
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
.................... 49 22,540
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 729 647,514
3.88%, 02/08/29 ................. 376 363,775
4.02%, 12/03/29 ................. 326 315,737
3.15%, 03/22/30 ................. 1,082 983,750
1.50%, 09/18/30 ................. 1,178 941,471
1.68%, 10/30/30 ................. 251 202,285
2.55%, 03/21/31 ................. 258 220,592
2.36%, 03/15/32 ................. 794 658,336
2.65%, 11/20/40 ................. 512 375,586
2.88%, 11/20/50 ................. 723 513,048
9,961,708
Electric Utilities — 2.2%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 310 298,965

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series H, 3.45%, 01/15/50 .......... USD 91 $ 70,980
3.45%, 05/15/51 ................. 237 181,770
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 155 131,951
3.15%, 09/15/49 ................. 222 168,442
Series M, 3.65%, 04/01/50 .......... 232 191,542
Series N, 2.75%, 08/15/51 .......... 30 21,026
Series O, 4.50%, 06/15/52 .......... 58 55,540
Alabama Power Co.
4.15%, 08/15/44 ................. 5 4,409
3.45%, 10/01/49 ................. 242 191,452
3.13%, 07/15/51 ................. 70 52,390
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 293 248,156
Baltimore Gas & Electric Co.
3.75%, 08/15/47 ................. 166 141,613
4.25%, 09/15/48 ................. 105 96,752
3.20%, 09/15/49 ................. 125 96,827
2.90%, 06/15/50 ................. 100 72,998
4.55%, 06/01/52 ................. 70 67,828
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 120 104,335
3.95%, 03/01/48 ................. 85 76,865
Series AF, 3.35%, 04/01/51 ......... 195 158,398
Series AH, 3.60%, 03/01/52 ......... 119 101,952
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 ......... 180 140,848
Series 130, 3.13%, 03/15/51 ......... 30 23,023
Series 131, 2.75%, 09/01/51 ......... 86 61,166
Series 133, 3.85%, 03/15/52 ......... 162 142,694
DTE Electric Co.
Series A, 4.05%, 05/15/48 .......... 265 241,680
3.95%, 03/01/49 ................. 121 108,456
Series B, 3.65%, 03/01/52 .......... 85 73,332
Duke Energy Carolinas LLC
3.95%, 11/15/28 ................. 72 70,957
3.88%, 03/15/46 ................. 32 28,155
3.70%, 12/01/47 ................. 104 88,032
3.95%, 03/15/48 ................. 155 136,416
3.45%, 04/15/51 ................. 213 173,191
3.55%, 03/15/52 ................. 17 14,121
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 550 488,708
1.75%, 06/15/30 ................. 88 72,982
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 527 501,220
2.50%, 08/15/50 ................. 250 170,723
2.90%, 08/15/51 ................. 86 63,336
Edison International
2.40%, 09/15/22 ................. 42 41,913
4.95%, 04/15/25 ................. 272 272,683
Entergy Arkansas LLC, 3.35%, 06/15/52 ... 117 92,336
Entergy Louisiana LLC, 4.20%, 09/01/48 .. 325 298,206
Exelon Corp.
2.75%, 03/15/27
(b)
................ 48 44,870
5.10%, 06/15/45 ................. 35 34,393
4.70%, 04/15/50 ................. 180 168,660
4.10%, 03/15/52
(b)
................ 17 14,655
FirstEnergy Corp.
2.05%, 03/01/25 ................. 52 47,710
Series B, 4.40%, 07/15/27
(e)
......... 349 329,187
2.65%, 03/01/30 ................. 158 130,350
Series C, 5.35%, 07/15/47
(e)
......... 43 36,309
Series C, 3.40%, 03/01/50 .......... 192 130,157
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. USD 666 $ 655,535
5.45%, 07/15/44 ................. 42 39,258
4.55%, 04/01/49 ................. 642 516,569
Florida Power & Light Co.
3.95%, 03/01/48 ................. 331 302,961
3.15%, 10/01/49 ................. 468 371,707
2.88%, 12/04/51 ................. 95 70,640
Generacion Mediterranea SA, 9.63%,
12/01/27
(b)
.................... 231 183,278
Genneia SA, 8.75%, 09/02/27
(b)
........ 37 34,366
MidAmerican Energy Co.
3.10%, 05/01/27 ................. 193 186,294
3.65%, 04/15/29 ................. 460 446,889
4.25%, 07/15/49 ................. 131 121,495
3.15%, 04/15/50 ................. 277 216,830
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 52 50,734
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(f)
.................... 250 201,141
Northern States Power Co.
3.60%, 05/15/46 ................. 27 23,081
2.90%, 03/01/50 ................. 88 66,146
2.60%, 06/01/51 ................. 123 86,586
3.20%, 04/01/52 ................. 50 39,269
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 842 722,969
5.75%, 01/15/28 ................. 59 53,627
4.45%, 06/15/29
(b)
................ 70 62,699
5.25%, 06/15/29
(b)
................ 53 47,303
NSTAR Electric Co., 3.95%, 04/01/30 .... 59 57,725
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 122 98,116
4.00%, 06/01/49 ................. 125 107,538
Series R, 2.90%, 10/01/51 .......... 191 136,561
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ................. 267 259,790
4.15%, 06/01/32
(b)
................ 75 75,125
3.80%, 09/30/47 ................. 101 88,986
4.10%, 11/15/48 ................. 83 76,270
3.80%, 06/01/49 ................. 89 78,088
Pacific Gas & Electric Co.
2.50%, 02/01/31 ................. 28 21,418
4.95%, 07/01/50 ................. 208 165,966
PECO Energy Co.
3.05%, 03/15/51 ................. 231 176,459
2.85%, 09/15/51 ................. 102 74,791
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 210 204,533
2.05%, 08/01/50 ................. 128 79,667
3.00%, 03/01/51 ................. 60 45,440
Southern California Edison Co.
Series E, 3.70%, 08/01/25 .......... 107 105,246
Series 20C, 1.20%, 02/01/26 ........ 137 122,571
2.25%, 06/01/30 ................. 445 373,594
Series G, 2.50%, 06/01/31 .......... 227 190,487
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 270 206,119
Tampa Electric Co.
4.30%, 06/15/48 ................. 30 27,225
4.45%, 06/15/49 ................. 175 161,762
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 700 688,444
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 .......... 69 63,177

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A, 6.00%, 05/15/37 .......... USD 66 $ 73,201
4.00%, 01/15/43 ................. 247 216,081
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 1,099 1,088,180
5.50%, 09/01/26 ................. 72 67,992
5.63%, 02/15/27 ................. 93 87,444
5.00%, 07/31/27 ................. 93 84,547
4.30%, 07/15/29 ................. 503 455,530
17,032,110
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24
(f)
.... 207 112,466
Entertainment — 0.2%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 470 381,844
Magallanes, Inc., 3.43%, 03/15/24
(b)
..... 324 317,628
NBCUniversal Media LLC, 4.45%, 01/15/43 . 101 93,376
Walt Disney Co. (The), 4.70%, 03/23/50 ... 466 459,602
1,252,450
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 213 177,240
American Tower Corp.
5.00%, 02/15/24 ................. 16 16,187
1.60%, 04/15/26 ................. 172 153,721
3.65%, 03/15/27 ................. 200 189,926
3.95%, 03/15/29 ................. 340 316,518
3.80%, 08/15/29 ................. 953 874,743
2.10%, 06/15/30 ................. 53 42,445
2.30%, 09/15/31 ................. 74 58,613
ARI FCP Investments LP, 2.98%, 01/06/25
(a)(d)
580 578,209
Crown Castle International Corp.
3.15%, 07/15/23 ................. 66 65,282
1.05%, 07/15/26 ................. 340 294,183
2.90%, 03/15/27 ................. 148 136,478
3.80%, 02/15/28 ................. 137 129,256
3.10%, 11/15/29 ................. 583 514,666
3.30%, 07/01/30 ................. 466 410,973
2.10%, 04/01/31 ................. 469 373,030
2.50%, 07/15/31 ................. 106 86,739
Digital Dutch Finco BV
(f)
1.50%, 03/15/30 ................. EUR 315 267,272
1.00%, 01/15/32 ................. 180 134,156
Duke Realty LP, 1.75%, 02/01/31 ....... USD 518 421,140
Equinix, Inc.
1.25%, 07/15/25 ................. 135 122,639
1.00%, 09/15/25 ................. 433 387,928
1.45%, 05/15/26 ................. 309 274,286
3.20%, 11/18/29 ................. 520 461,936
2.15%, 07/15/30 ................. 579 468,409
2.50%, 05/15/31 ................. 237 192,044
3.90%, 04/15/32 ................. 826 747,038
GLP Capital LP
4.00%, 01/15/30 ................. 1,032 903,776
3.25%, 01/15/32 ................. 1,313 1,052,330
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 ................. 130 109,350
4.15%, 04/15/32 ................. 315 285,999
MPT Operating Partnership LP, 5.25%,
08/01/26 ..................... 7 6,611
National Retail Properties, Inc.
3.50%, 04/15/51 ................. 368 275,280
3.00%, 04/15/52 ................. 372 253,538
Realty Income Corp., 3.25%, 01/15/31 .... 174 158,178
RHP Hotel Properties LP, 4.75%, 10/15/27 . 61 54,114
Service Properties Trust, 4.35%, 10/01/24 .. 37 30,066
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties LP
5.63%, 05/01/24
(b)
................ USD 159 $ 157,012
4.38%, 05/15/25 ................. 130 126,968
4.63%, 06/15/25
(b)
................ 10 9,512
4.50%, 09/01/26
(b)
................ 51 46,920
4.25%, 12/01/26
(b)
................ 32 29,226
5.75%, 02/01/27
(b)
................ 71 67,372
3.75%, 02/15/27
(b)
................ 17 14,953
4.75%, 02/15/28 ................. 355 338,837
4.63%, 12/01/29
(b)
................ 611 546,207
4.95%, 02/15/30 ................. 425 402,777
WP Carey, Inc.
2.40%, 02/01/31 ................. 283 231,128
2.45%, 02/01/32 ................. 150 120,641
13,115,852
Food & Staples Retailing — 0.0%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 68 63,555
4.88%, 02/15/30 ................. 15 12,867
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 79 73,134
149,556
Food Products — 0.0%
(b)
BRF GmbH, 4.35%, 09/29/26 ......... 200 179,975
Post Holdings, Inc.
5.63%, 01/15/28 ................. 72 68,342
5.50%, 12/15/29 ................. 57 50,957
299,274
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49 ................. 91 82,398
3.38%, 09/15/49 ................. 14 11,172
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 532 432,083
ONE Gas, Inc., 2.00%, 05/15/30 ........ 80 66,680
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 ................. 175 147,478
3.64%, 11/01/46 ................. 25 19,796
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 160,125
919,732
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 3.13%, 12/01/51 . 201 145,272
Boston Scientific Corp., 2.65%, 06/01/30 .. 178 155,316
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 452 384,973
Medtronic Global Holdings SCA, 1.75%,
07/02/49 ..................... EUR 100 71,119
756,680
Health Care Providers & Services — 1.2%
Aetna, Inc.
6.63%, 06/15/36 ................. USD 175 197,475
4.75%, 03/15/44 ................. 5 4,586
Cigna Corp., 3.40%, 03/01/27 ......... 402 386,602
CVS Health Corp.
3.75%, 04/01/30 ................. 1,213 1,134,589
5.13%, 07/20/45 ................. 501 482,574
Elevance Health, Inc.
4.10%, 03/01/28 ................. 231 228,603
4.38%, 12/01/47 ................. 132 121,489
3.60%, 03/15/51 ................. 155 125,778
HCA, Inc.
5.25%, 04/15/25 ................. 3,282 3,287,106
5.25%, 06/15/26 ................. 439 436,770
3.50%, 09/01/30 ................. 176 149,725

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.38%, 07/15/31 ................. USD 795 $ 619,874
3.63%, 03/15/32
(b)
................ 635 535,688
3.50%, 07/15/51 ................. 370 252,686
4.63%, 03/15/52
(b)
................ 263 210,416
Humana, Inc.
4.50%, 04/01/25 ................. 150 151,084
4.88%, 04/01/30 ................. 69 69,679
Select Medical Corp., 6.25%, 08/15/26
(b)
... 41 38,272
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 ................. 148 136,160
5.13%, 11/01/27 ................. 23 20,700
4.38%, 01/15/30 ................. 163 137,903
UnitedHealth Group, Inc.
4.63%, 11/15/41 ................. 397 390,656
4.20%, 01/15/47 ................. 241 224,475
3.25%, 05/15/51 ................. 97 76,111
9,419,001
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 3.88%, 01/15/28
(b)
..... 11 9,547
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
48 37,320
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 47 45,590
5.38%, 04/15/27 ................. 73 69,181
5.25%, 07/15/29 ................. 73 64,377
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 88 83,600
4.75%, 01/15/28 ................. 44 39,160
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ..................... 194 160,880
MGM China Holdings Ltd., 4.75%, 02/01/27
(f)
200 141,320
MGM Resorts International
5.75%, 06/15/25 ................. 10 9,525
4.63%, 09/01/26 ................. 6 5,326
5.50%, 04/15/27 ................. 10 8,975
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 ................. 162 148,230
5.25%, 05/15/27 ................. 81 69,376
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 52,769
945,176
Household Durables — 0.0%
(b)
Brookfield Residential Properties, Inc., 6.25%,
09/15/27 ..................... 87 72,118
Mattamy Group Corp., 5.25%, 12/15/27 ... 7 5,717
77,835
Industrial Conglomerates — 0.1%
GE Capital Funding LLC, 4.55%, 05/15/32 . 325 313,476
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 200 186,799
500,275
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(g)
...... 15 13,509
American International Group, Inc.
4.75%, 04/01/48 ................. 180 168,350
4.38%, 06/30/50 ................. 204 180,896
Aon Corp.
4.50%, 12/15/28 ................. 83 82,177
3.75%, 05/02/29 ................. 602 568,592
2.80%, 05/15/30 ................. 553 483,395
3.90%, 02/28/52 ................. 21 17,176
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 124 106,151
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................ 74 58,738
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 ................. EUR 160 $ 158,015
2.25%, 11/15/30 ................. USD 799 674,190
Willis North America, Inc., 3.60%, 05/15/24 . 36 35,459
2,546,648
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.50%, 06/03/50 ................. 440 310,109
4.10%, 04/13/62 ................. 140 126,664
436,773
IT Services — 0.4%
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................ EUR 200 181,615
Fiserv, Inc., 3.50%, 07/01/29 .......... USD 415 378,558
Global Payments, Inc.
1.20%, 03/01/26 ................. 593 522,390
4.80%, 04/01/26 ................. 475 474,980
2.15%, 01/15/27 ................. 60 53,254
3.20%, 08/15/29 ................. 605 528,699
2.90%, 05/15/30 ................. 503 424,424
International Business Machines Corp.
4.25%, 05/15/49 ................. 304 268,646
3.43%, 02/09/52 ................. 100 76,932
2,909,498
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 366 349,404
2.75%, 09/15/29 ................. 133 116,102
2.10%, 06/04/30 ................. 88 71,691
2.30%, 03/12/31 ................. 113 92,056
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 7 6,288
635,541
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 792 792,529
Otis Worldwide Corp., 2.57%, 02/15/30 ... 225 194,368
Parker-Hannifin Corp., 3.25%, 03/01/27 ... 99 94,638
1,081,535
Media — 0.9%
Charter Communications Operating LLC
2.25%, 01/15/29 ................. 68 55,873
4.40%, 04/01/33 ................. 404 360,707
3.50%, 03/01/42 ................. 489 339,337
6.48%, 10/23/45 ................. 950 923,561
5.38%, 05/01/47 ................. 229 194,985
5.75%, 04/01/48 ................. 117 104,874
3.70%, 04/01/51 ................. 133 90,000
3.90%, 06/01/52 ................. 284 197,157
6.83%, 10/23/55 ................. 235 236,173
3.85%, 04/01/61 ................. 327 215,047
4.40%, 12/01/61 ................. 202 145,280
3.95%, 06/30/62 ................. 803 536,431
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 92 77,678
Comcast Corp.
3.15%, 02/15/28 ................. 75 71,492
2.65%, 02/01/30 ................. 946 846,486
4.25%, 10/15/30 ................. 110 108,455
3.75%, 04/01/40 ................. 177 155,134
3.97%, 11/01/47 ................. 463 400,365
2.80%, 01/15/51 ................. 471 333,235
2.45%, 08/15/52 ................. 99 65,708

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. USD 268 $ 261,623
3.35%, 09/15/26 ................. 22 21,032
3.60%, 06/15/51 ................. 260 195,506
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 413 405,342
Grupo Televisa SAB, 6.63%, 01/15/40 .... USD 23 24,988
iHeartCommunications, Inc.
(b)
5.25%, 08/15/27 ................. 54 46,215
4.75%, 01/15/28 ................. 7 5,768
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... 191 187,412
Lamar Media Corp., 3.75%, 02/15/28 ..... 9 7,990
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 85 77,563
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 97 84,754
4.63%, 03/15/30 ................. 7 5,515
Paramount Global
4.38%, 03/15/43 ................. 122 94,356
5.85%, 09/01/43 ................. 134 125,192
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
... 90 82,012
TEGNA, Inc.
4.63%, 03/15/28 ................. 15 14,025
5.00%, 09/15/29 ................. 17 16,079
7,113,350
Metals & Mining — 0.5%
Anglo American Capital plc
(b)
4.50%, 03/15/28 ................. 354 343,557
2.63%, 09/10/30 ................. 317 260,523
2.88%, 03/17/31 ................. 230 190,552
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 200 167,250
Commercial Metals Co., 4.38%, 03/15/32 .. 146 119,585
Glencore Funding LLC
(b)
1.63%, 09/01/25 ................. 52 47,472
1.63%, 04/27/26 ................. 564 498,897
2.50%, 09/01/30 ................. 573 466,779
2.85%, 04/27/31 ................. 819 676,182
2.63%, 09/23/31 ................. 186 149,881
3.38%, 09/23/51 ................. 180 122,711
Newmont Corp., 2.25%, 10/01/30 ....... 311 258,147
Nucor Corp.
4.30%, 05/23/27 ................. 430 428,370
3.95%, 05/01/28 ................. 164 158,421
Vedanta Resources Finance II plc
13.88%, 01/21/24
(f)
............... 200 178,000
8.95%, 03/11/25
(b)
................ 200 158,000
4,224,327
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50 .... 2 1,667
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 ................. 120 117,789
3.25%, 03/15/50 ................. 159 124,016
Consumers Energy Co.
3.25%, 08/15/46 ................. 94 75,558
3.75%, 02/15/50 ................. 381 330,689
3.10%, 08/15/50 ................. 140 107,305
3.50%, 08/01/51 ................. 120 99,785
855,142
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 3.5%
Boardwalk Pipelines LP, 4.80%, 05/03/29 .. USD 53 $ 51,352
BP Capital Markets America, Inc.
3.79%, 02/06/24 ................. 308 309,260
3.80%, 09/21/25 ................. 145 145,482
3.00%, 03/17/52 ................. 225 162,080
3.38%, 02/08/61 ................. 85 62,796
Buckeye Partners LP, 3.95%, 12/01/26 .... 9 7,873
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 337 288,376
3.40%, 01/15/38 ................. 616 523,372
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 128 97,235
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 ................. 484 501,521
5.88%, 03/31/25 ................. 1,332 1,363,794
5.13%, 06/30/27 ................. 1,401 1,406,162
3.70%, 11/15/29 ................. 310 283,558
2.74%, 12/31/39 ................. 320 252,535
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
.... 75 72,563
CrownRock LP, 5.63%, 10/15/25
(b)
...... 39 36,660
Devon Energy Corp.
8.25%, 08/01/23 ................. 114 118,495
5.85%, 12/15/25 ................. 56 58,288
5.88%, 06/15/28 ................. 17 17,345
4.50%, 01/15/30 ................. 166 156,804
4.75%, 05/15/42 ................. 217 196,794
5.00%, 06/15/45 ................. 105 97,370
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 1,116 1,088,813
3.50%, 12/01/29 ................. 1,997 1,829,180
3.13%, 03/24/31 ................. 917 798,663
4.40%, 03/24/51 ................. 350 298,031
4.25%, 03/15/52 ................. 263 218,121
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
326 255,108
Energy Transfer LP
3.60%, 02/01/23 ................. 1,323 1,319,241
4.50%, 04/15/24 ................. 1,006 1,006,460
3.90%, 05/15/24
(e)
................ 879 872,173
2.90%, 05/15/25 ................. 1,387 1,318,319
5.95%, 12/01/25 ................. 217 224,596
4.00%, 10/01/27 ................. 132 124,930
6.63%, 10/15/36 ................. 30 30,116
6.50%, 02/01/42 ................. 197 196,343
6.25%, 04/15/49 ................. 250 242,329
5.00%, 05/15/50 ................. 579 492,697
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 998 974,980
3.13%, 07/31/29 ................. 148 133,190
5.95%, 02/01/41 ................. 114 119,039
3.30%, 02/15/53 ................. 120 87,287
EOG Resources, Inc., 4.15%, 01/15/26 ... 62 62,473
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(f)
.................... 200 161,663
Greenko Dutch BV, 3.85%, 03/29/26
(f)
.... 194 164,415
Kinder Morgan, Inc.
5.30%, 12/01/34 ................. 13 12,699
3.60%, 02/15/51 ................. 127 93,508
Marathon Petroleum Corp., 5.85%, 12/15/45 65 62,251
Matador Resources Co., 5.88%, 09/15/26 .. 16 15,380
MPLX LP
4.88%, 12/01/24 ................. 331 333,257
1.75%, 03/01/26 ................. 182 163,862
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 230 227,548
3.25%, 07/15/31 ................. 507 422,403
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 365 355,347

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(e)
................ USD 184 $ 185,745
5.75%, 05/15/24 ................. 888 905,617
5.63%, 03/01/25 ................. 2,891 2,948,543
5.88%, 06/30/26 ................. 172 177,716
5.00%, 03/15/27 ................. 185 185,448
4.50%, 05/15/30 ................. 140 134,164
SCC Power plc
(b)(k)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 135 57,955
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 73 6,964
Suncor Energy, Inc., 6.80%, 05/15/38 .... 96 107,747
Sunoco LP, 4.50%, 04/30/30
(b)
......... 95 76,701
Targa Resources Corp., 4.95%, 04/15/52 .. 225 192,814
Targa Resources Partners LP, 5.00%, 01/15/28 95 90,442
Texas Eastern Transmission LP
3.50%, 01/15/28
(b)
................ 504 475,164
7.00%, 07/15/32 ................. 140 158,793
TransCanada PipeLines Ltd., 4.63%, 03/01/34 123 118,021
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 724 799,515
4.00%, 03/15/28 ................. 496 480,559
3.95%, 05/15/50 ................. 232 192,570
27,208,615
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 .... 83 109,260
Suzano Austria GmbH
3.75%, 01/15/31 ................. 30 24,231
Series DM3N, 3.13%, 01/15/32 ....... 90 67,613
201,104
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc., 9.25%,
04/01/26
(b)
.................... 103 73,645
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 ................. 105 77,579
5.75%, 08/15/27 ................. 31 25,680
Bristol-Myers Squibb Co.
3.55%, 03/15/42 ................. 108 94,878
3.70%, 03/15/52 ................. 159 137,324
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ..................... 600 501,848
910,954
Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(f)(g)
............ 200 43,000
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 200 181,225
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/23
(f)(h)(i)
.................. 200 16,500
MAF Global Securities Ltd., (USD Swap Semi 5
Year + 3.48%), 5.50%
(a)(f)(g)
.......... 200 199,475
Modern Land China Co. Ltd., 9.80%, 04/11/23
(f)
(h)(i)
........................ 200 32,000
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22
(f)
.................... 200 39,000
Redsun Properties Group Ltd., 7.30%,
01/13/25
(f)
.................... 200 26,000
RKPF Overseas Ltd., 5.20%, 01/12/26
(f)
... 200 91,000
Yango Justice International Ltd., 8.25%,
11/25/23
(f)(h)(i)
.................. 200 12,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd., 6.00%,
10/25/23
(f)(h)(i)
.................. USD 200 $ 14,000
654,200
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 ................. 101 95,969
3.30%, 09/15/51 ................. 510 408,864
2.88%, 06/15/52 ................. 67 50,028
4.45%, 01/15/53 ................. 145 140,234
CSX Corp.
4.30%, 03/01/48 ................. 296 270,076
2.50%, 05/15/51 ................. 90 60,551
4.25%, 11/01/66 ................. 65 54,751
Norfolk Southern Corp.
3.65%, 08/01/25 ................. 6 5,978
2.90%, 06/15/26 ................. 241 230,011
3.00%, 03/15/32 ................. 512 461,565
4.15%, 02/28/48 ................. 75 66,792
3.40%, 11/01/49 ................. 273 214,538
3.05%, 05/15/50 ................. 194 142,124
4.55%, 06/01/53 ................. 130 122,830
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 ................. 231 231,743
3.95%, 03/10/25 ................. 90 88,616
4.00%, 07/15/25 ................. 240 236,254
1.20%, 11/15/25 ................. 94 83,923
1.70%, 06/15/26 ................. 290 258,479
Ryder System, Inc.
2.50%, 09/01/24 ................. 69 66,568
4.63%, 06/01/25 ................. 690 693,656
Simpar Europe SA, 5.20%, 01/26/31
(b)
.... 200 154,663
Union Pacific Corp.
2.75%, 03/01/26 ................. 175 167,918
2.95%, 03/10/52 ................. 43 31,636
3.84%, 03/20/60 ................. 550 459,091
2.97%, 09/16/62 ................. 112 77,520
3.75%, 02/05/70 ................. 180 142,816
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 83 81,075
5,098,269
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc., 2.80%, 10/01/41 .... 120 94,018
Applied Materials, Inc., 2.75%, 06/01/50 ... 154 114,688
Broadcom Corp., 3.88%, 01/15/27 ...... 230 221,305
Broadcom, Inc.
4.15%, 11/15/30 ................. 158 144,762
4.15%, 04/15/32
(b)
................ 230 207,645
4.30%, 11/15/32 ................. 211 191,638
3.47%, 04/15/34
(b)
................ 443 360,543
4.93%, 05/15/37
(b)
................ 1,879 1,684,604
Intel Corp.
3.73%, 12/08/47 ................. 398 337,686
3.25%, 11/15/49 ................. 248 192,773
3.20%, 08/12/61 ................. 92 67,219
KLA Corp.
4.10%, 03/15/29 ................. 421 415,891
3.30%, 03/01/50 ................. 549 434,806
5.25%, 07/15/62 ................. 370 381,398
Lam Research Corp.
3.75%, 03/15/26 ................. 182 181,554
2.88%, 06/15/50 ................. 411 301,442
NXP BV
4.30%, 06/18/29 ................. 847 807,826
3.40%, 05/01/30 ................. 357 318,466

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.50%, 05/11/31 ................. USD 1,203 $ 986,686
3.25%, 11/30/51 ................. 60 41,546
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 212 203,255
TSMC Arizona Corp., 4.25%, 04/22/32 .... 500 492,295
8,182,046
Software — 0.9%
Autodesk, Inc.
3.50%, 06/15/27 ................. 320 306,033
2.40%, 12/15/31 ................. 414 337,909
Microsoft Corp., 2.92%, 03/17/52 ....... 287 226,390
Oracle Corp.
3.85%, 07/15/36 ................. 354 284,449
6.13%, 07/08/39 ................. 350 350,444
3.60%, 04/01/40 ................. 715 534,319
3.65%, 03/25/41 ................. 1,811 1,349,596
4.13%, 05/15/45 ................. 293 222,842
4.00%, 07/15/46 ................. 238 175,960
4.00%, 11/15/47 ................. 507 375,960
3.60%, 04/01/50 ................. 370 257,024
3.95%, 03/25/51 ................. 600 440,698
Roper Technologies, Inc., 2.95%, 09/15/29 . 87 76,739
Salesforce, Inc., 3.05%, 07/15/61 ....... 639 467,218
ServiceNow, Inc., 1.40%, 09/01/30 ...... 565 442,126
VMware, Inc.
1.80%, 08/15/28 ................. 445 369,554
2.20%, 08/15/31 ................. 684 538,600
Workday, Inc., 3.80%, 04/01/32 ........ 185 169,030
6,924,891
Specialty Retail — 0.1%
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 200 165,038
Lowe's Cos., Inc.
1.70%, 09/15/28 ................. 220 187,299
3.65%, 04/05/29 ................. 318 299,808
2.80%, 09/15/41 ................. 375 272,353
4.25%, 04/01/52 ................. 78 67,544
992,042
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.85%, 05/04/43 ................. 334 307,188
2.55%, 08/20/60 ................. 639 437,602
2.80%, 02/08/61 ................. 159 114,130
Dell International LLC
5.85%, 07/15/25 ................. 83 85,598
4.90%, 10/01/26 ................. 128 128,046
8.35%, 07/15/46 ................. 20 24,907
3.45%, 12/15/51
(b)
................ 122 82,543
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(e)
.................... 81 81,473
HP, Inc.
2.65%, 06/17/31 ................. 112 89,969
6.00%, 09/15/41 ................. 70 70,699
Seagate HDD Cayman, 4.09%, 06/01/29 .. 80 68,800
Western Digital Corp., 2.85%, 02/01/29 ... 707 575,636
2,066,591
Tobacco — 0.2%
Altria Group, Inc.
4.40%, 02/14/26 ................. 62 60,903
3.13%, 06/15/31 ................. EUR 460 422,344
5.80%, 02/14/39 ................. USD 392 356,242
3.40%, 02/04/41 ................. 263 174,091
BAT Capital Corp.
4.91%, 04/02/30 ................. 75 69,658
3.98%, 09/25/50 ................. 206 141,924
Security
Par (000)
Par (000) Value
Tobacco (continued)
Philip Morris International, Inc., 1.45%,
08/01/39 ..................... EUR 395 $ 234,133
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 260 218,164
1,677,459
Trading Companies & Distributors — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 89 81,248
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 171,484
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 764 698,609
3.70%, 11/15/49 ................. 205 156,223
4.55%, 03/15/52
(b)
................ 506 444,348
T-Mobile USA, Inc.
3.75%, 04/15/27 ................. 491 472,794
3.88%, 04/15/30 ................. 1,989 1,856,246
2.70%, 03/15/32
(b)
................ 158 132,560
4.50%, 04/15/50 ................. 182 161,489
3.40%, 10/15/52
(b)
................ 207 152,863
4,246,616
Total Corporate Bonds — 30.0%
(Cost: $269,518,043) ............................. 234,281,132
Floating Rate Loan Interests
Aerospace & Defense — 0.0%
Cobham Ultra US Co., Term Loan, 11/17/28
(a)(l)
42 39,865
Building Products — 0.0%
(a)
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 10/02/28 ................. 31 28,687
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(l)
.............. 6 5,751
34,438
Capital Markets — 0.1%
Bakelite UK Intermediate Ltd., Term
Loan, (SOFR 3 Month + 4.00%),
6.16%
,
 05/29/29
(a)(d)
............... 288 268,560
Chemicals — 0.0%
LSF11 A5 Holdco LLC, Term Loan, (SOFR 1
Month + 3.50%), 5.14%
,
 10/15/28
(a)
.... 200 187,090
Commercial Services & Supplies — 0.0%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.42%
,
 02/02/26 ................. 152 135,310
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 05/12/28 ................. 142 129,804
265,114
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ENR, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 02/21/23
(a)(d)
............... 21 2,310
Diversified Consumer Services — 0.0%
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 09/07/28
(a)(d)
............... 148 141,308

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/11/26
(a)
... USD 266 $ 243,985
Food Products — 0.0%
BCPE North Star US Holdco 2, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 06/09/28
(a)
................ 192 175,958
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 4.17%
,
 03/06/25
(a)
45 42,704
Hotels, Restaurants & Leisure — 0.1%
(a)
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.37%
,
 10/02/28 321 297,532
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 5.53%
,
 01/27/29 208 191,343
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
5.44%
,
 08/27/28 ................. 75 71,753
Scientific Games Holdings LP, 1st Lien
Term Loan, (SOFR 3 Month + 3.50%),
4.18%
,
 04/04/29 ................. 181 167,199
727,827
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.60%
,
 10/06/28
(a)
................ 79 64,520
Industrial Conglomerates — 0.0%
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.22%
,
 10/04/28
(a)(d)
............... 30 27,905
Media — 0.1%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 3.82%
,
 04/15/27 ..... 177 164,060
Gray Television, Inc., Term Loan D, (LIBOR
USD 1 Month + 3.00%), 4.06%
,
 12/01/28 231 220,452
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 3.10%
,
 02/05/27 .... 19 18,554
403,066
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 3.92%
,
 11/01/26 . 457 435,718
Southwestern Energy Co., Term Loan, (SOFR 3
Month + 2.50%), 4.70%
,
 06/22/27 ..... 160 155,389
591,107
Personal Products — 0.1%
Olaplex, Inc., Term Loan, 02/23/29
(a)(d)(l)
.... 294 277,244
Pharmaceuticals — 0.0%
Grifols Worldwide Operations Ltd., Term Loan
B, 11/15/27
(a)(l)
................... 69 64,757
Software — 0.0%
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 5.75%
,
 09/29/28
(a)
.... 157 143,034
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 04/16/28
(a)
.... 137 122,062
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31% - 4.92%
,
 11/24/28
(a)
.......... USD 62 $ 58,263
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 07/01/25
(a)(d)
.............. 610 608,475
Trading Companies & Distributors — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.49%
,
 01/31/28
(a)(d)
............... 228 198,099
Total Floating Rate Loan Interests — 0.6%
(Cost: $5,010,965) .............................. 4,687,691
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............ 106 52,470
Colombia — 0.0%
Ecopetrol SA, 6.88%
,
04/29/30 ......... 118 103,722
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 200 156,412
260,134
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(f)
200 186,600
Mexico — 0.3%
Petroleos Mexicanos
Series 13-2, 7.19%, 09/12/24 ........ MXN 22 99,927
6.88%, 10/16/25 ................. USD 48 44,640
8.75%, 06/02/29
(b)
................ 318 284,471
6.70%, 02/16/32 ................. 2,031 1,538,483
1,967,521
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 200 188,350
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(b)
....... 200 48,000
Total Foreign Agency Obligations — 0.3%
(Cost: $3,504,477) .............................. 2,703,075
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(b)
..... 200 160,000
Argentina — 0.0%
Argentine Republic (The), 1.13%
,
07/09/35
(e)
281 58,729
Colombia — 0.1%
Republic of Colombia
4.50%, 03/15/29 ................. 327 282,507
7.00%, 03/26/31 ................. COP 460,000 83,418
7.25%, 10/18/34 ................. 406,000 69,914
435,839
Dominican Republic — 0.0%
Dominican Republic Government Bond, 5.50%
,
02/22/29
(b)
..................... USD 265 230,268
Hungary — 0.0%
Hungary Government Bond, 5.50%
,
06/16/34
(b)
200 194,028
Indonesia — 0.0%
Republic of Indonesia, 3.05%
,
03/12/51 .... 441 334,657

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mexico — 0.2%
United Mexican States
2.66%, 05/24/31 ................. USD 598 $ 492,154
4.50%, 01/31/50 ................. 1,011 785,610
4.40%, 02/12/52 ................. 305 229,513
1,507,277
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 347 331,233
4.50%, 04/01/56 ................. 488 388,662
719,895
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 231 226,495
3.55%, 03/10/51 ................. 356 265,398
491,893
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 516 487,677
3.20%, 07/06/46 ................. 329 245,141
732,818
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(h)(i)
... RUB 34,399 53,162
South Africa — 0.0%
Republic of South Africa, 7.30%
,
04/20/52 .. USD 200 160,000
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 179 180,803
5.10%, 06/18/50 ................. 234 234,486
415,289
Total Foreign Government Obligations — 0.7%
(Cost: $7,241,903) .............................. 5,493,855
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares- BATS
Series A
(m)
..................... 14,408,518 134,719,641
Total Investment Companies — 17.2%
(Cost: $144,284,000) ............................. 134,719,641
Par (000)
Par (000)
Municipal Bonds
California - 0.3%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 290 403,127
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 110 140,787
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 500 594,798
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 815 824,663
Series 2009, GO, 7.55%, 04/01/39 ..... 65 88,359
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 25 23,603
2,075,337
Security
Par (000)
Par (000) Value
Georgia - 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ USD 53 $ 62,396
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 775 778,364
Massachusetts - 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 30 29,127
New Jersey - 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 167 221,743
New York - 0.0%
Metropolitan Transportation Authority , Series
2010A, RB, 6.67%, 11/15/39 ......... 75 90,883
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 ... 35 41,658
Series 2011CC, RB, 5.88%, 06/15/44 ... 55 66,330
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 60 65,841
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 .. 120 135,448
Series 2014-181, RB, 4.96%, 08/01/46 .. 195 206,037
606,197
Ohio - 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 135 195,757
Texas - 0.2%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 215 245,358
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 215 245,361
490,719
Total Municipal Bonds — 0.6%
(Cost: $4,821,984) .............................. 4,459,640
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 1.97%, 06/25/35
(a)
.. 102 87,306
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 2.22%, 01/25/36
(a)
.. 43 37,930
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.48%,
02/25/36
(a)
................... 15 13,880
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 50 29,563
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 4,575
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.21%,
11/25/46
(a)
................... 55 44,505
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 2.30%, 10/25/46
(a)
. 143 111,490
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 07/25/46
(a)
. 8 6,703
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 2.08%, 11/25/36
(a)
. 56 51,558

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 2.12%, 07/25/46
(a)
. USD 65 $ 59,960
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 5,044
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 1.90%, 04/25/47
(a)
. 14 12,454
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.42%,
10/25/46 .................... 46 34,328
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 1.83%, 10/25/46 ... 53 30,257
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.40%, 11/25/46 .... 105 33,820
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 1.18%, 02/25/47 .... 52 23,861
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.38%, 07/31/57 272 107,898
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 4.47%, 09/27/46 ... 58 57,965
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 128 34,749
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 66 63,978
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 2.07%, 09/25/37
(a)(b)
......... 93 83,897
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 1.90%, 08/25/36 ... 18 17,045
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 1.79%, 03/25/37 ... 77 69,936
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 1.76%, 03/25/37 .. 10 8,498
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.20%), 1.82%, 09/25/47 .. 35 32,473
Series 2007-AR4, Class 2A1, (LIBOR USD
1 Month + 0.21%), 1.83%, 06/25/37 .. 11 10,140
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 677 342,426
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.44%,
04/25/46
(a)
................... 129 44,760
Series 2006-OA5, Class 3A1, (LIBOR USD
1 Month + 0.40%), 2.02%, 04/25/46
(a)
. 16 14,444
Series 2007-15, Class 2A2, 6.50%, 09/25/37 177 86,099
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 42 34,527
Series 2008-2, Class 1A1, 6.50%, 06/25/38 59 47,548
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... 281 122,187
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 2.97%,
11/25/35
(a)
..................... 42 8,496
CSMC Trust, Series 2009-5R, Class 4A4,
2.97%, 06/25/36
(a)(b)(d)
.............. —
(c)
1
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 1.79%, 08/25/47
(a)
... 96 101,309
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
..................... USD 8 $ 6,947
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.48%, 03/25/36
(a)
.......... 17 16,240
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 1.97%, 01/25/35 ... 35 31,411
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 1.97%, 03/25/35 ... 40 38,347
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 1.97%, 01/25/36 .. 32 26,448
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 3 4,057
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 1.86%, 07/19/47
(a)
.......... 95 86,312
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.06%,
09/25/37 .................... 68 47,504
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 1.86%, 08/25/37 .. 82 73,297
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 2.77%,
12/25/37
(a)
..................... 16 16,029
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 1.32%, 08/25/37
(a)(b)
........ 16 9,723
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 2.04%, 04/25/37
(a)
... 111 95,435
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 1.40%, 04/16/36
(a)(b)
........ 256 239,660
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 44 42,886
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4,
(LIBOR USD 1 Month + 0.42%), 2.04%,
06/25/37
(a)
..................... 11 9,687
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 27 26,219
RALI Trust, Series 2007-QH9, Class A1, 1.57%,
11/25/37
(a)
..................... 23 20,531
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 2.02%, 09/25/35
(a)(b)
......... 3 2,894
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.56%, 05/25/57
(a)
... 19 9,337
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.02%,
04/25/36
(a)
..................... 41 27,655
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 2.00%, 06/25/36 .. 59 51,015
Series 2006-AR5, Class 2A1, (LIBOR USD
1 Month + 0.42%), 2.04%, 05/25/46 .. 33 22,179
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 35 33,425
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
................... 27 23,991
2,836,839

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.8%
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
3.42%, 04/15/35
(a)(b)
............... USD 19 $ 17,767
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.72%, 04/14/33 300 270,293
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 2.82%, 11/15/32 ... 100 87,602
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/32 ... 100 82,802
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 3.02%, 09/15/34 ... 650 614,514
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 2.07%, 01/25/36 ... 31 27,722
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 2.30%, 01/25/36 ... 22 20,196
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 2.16%, 04/25/36 ... 7 6,608
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.38%), 2.00%, 10/25/36 ... 11 10,218
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 2.07%, 10/25/36 ... 9 8,531
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 1.89%, 07/25/37 ... 20 17,447
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
2.05%, 03/15/37
(a)(b)
............... 35 33,376
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 77 74,041
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(a)(b)
...... 148 122,581
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 2.57%, 07/15/35
(a)(b)
140 134,599
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 150 143,852
Series 2013-1515, Class C, 3.45%, 03/10/33 105 97,891
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 60 52,756
Series 2017-CC, Class E, 3.67%, 08/13/37 110 94,103
Series 2017-GM, Class D, 3.54%, 06/13/39 200 175,446
Series 2017-GM, Class E, 3.54%, 06/13/39 50 42,520
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 3.07%, 12/15/37
(a)(b)
......... 100 96,232
Cassia SRL, Series 2022-1A, Class A,
(EURIBOR 3 Month + 2.50%), 2.03%,
05/22/34
(a)(b)
.................... EUR 367 365,726
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 29,205
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,842
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
.................... 126 113,414
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.09%, 04/10/49
(a)
. 20 19,011
Commercial Mortgage Trust
(a)
Series 2015-LC21, Class C, 4.48%,
07/10/48 .................... 92 86,452
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... 100 83,005
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 2.30%, 05/15/36
(a)(b)
... 698 686,573
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... USD 50 $ 48,967
CSMC Trust
(b)
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 12/15/30
(a)
.. 60 59,476
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 89,111
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(a)(b)
......... 100 73,694
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 .................... 140 135,998
Series 2017-BRBK, Class E, 3.65%,
10/10/34
(a)
................... 210 193,723
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(a)
................... 80 72,841
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 100 100,971
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 100 99,837
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
...... 10 7,905
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 109,815
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 100 97,566
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(a)
................... 100 93,360
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.26%,
12/15/48
(a)(b)
.................... 100 87,716
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 9,441
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2015-JP1, Class D,
4.38%, 01/15/49
(a)
................ 40 35,216
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 1.87%,
03/25/37
(a)(b)
.................... 9 8,776
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.30%, 04/20/48
(a)(b)
.. 11 10,913
Morgan Stanley Capital I Trust
(b)(d)
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 3.92%, 11/15/34
(a)
.. 211 211,084
Series 2017-H1, Class D, 2.55%, 06/15/50 140 110,950
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 190 149,480
Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 2.73%, 09/15/34 ... 100 95,211
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 3.31%, 09/15/34 ... 150 142,546
Park Avenue Trust, Series 2017-245P, Class E,
3.78%, 06/05/37
(a)(b)
............... 200 163,500
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 74 67,604
Series 2017-2, Class M4, 5.00%, 11/25/47 37 33,905
Wells Fargo Commercial Mortgage Trust
(a)(b)
Series 2017-C39, Class D, 4.48%, 09/15/50 83 69,584
Series 2017-C41, Class D, 2.60%, 11/15/50 60 42,321
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 2.10%, 12/13/31 ... 151 148,456
6,194,292

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
..................... USD 15,000 $ 252,900
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.74%, 02/15/50 .............. 1,000 24,827
BBCMS Trust, Series 2015-SRCH, Class XA,
1.09%, 08/10/35
(b)
................ 977 34,804
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 3,475 46,103
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.80%, 01/15/52 4,807 143,529
Series 2019-B9, Class XA, 1.20%, 03/15/52 1,035 54,613
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.86%, 05/10/58 ... 170 4,184
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
................... 1,916 4,522
Series 2015-CR25, Class XA, 0.97%,
08/10/48 .................... 184 3,813
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.21%, 11/15/50 .. 1,430 16,942
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.96%,
09/15/47 .................... 1,064 14,308
Series 2014-C23, Class XA, 0.75%,
09/15/47 .................... 994 10,371
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 47,613
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 23,139
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.33%,
12/15/47 .................... 130 3,354
Series 2015-C26, Class XD, 1.46%,
10/15/48 .................... 120 4,641
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%,
03/15/49
(b)
................... 1,000 52,440
Series 2017-H1, Class XD, 2.32%,
06/15/50
(b)
................... 110 9,555
Series 2019-L2, Class XA, 1.18%, 03/15/52 381 20,252
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 1,880 56
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32
(d)
................... 376 997
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
..................... 1,000 42,120
815,083
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(j)
.... 113 25,401
Total Non-Agency Mortgage-Backed Securities — 1.3%
(Cost: $10,752,387) .............................. 9,871,615
Security
Beneficial Interest
(000) Value
Other Interests
(n)
Capital Markets — 0.0%
(d)(h)(i)
Lehman Brothers Holdings, Capital Trust VII . USD 185 $ —
Lehman Brothers Holdings, Inc. ......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) ................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts
(a)(g)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.88% ........... 385 338,042
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 626 541,490
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ...................... 190 157,700
1,037,232
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ...................... 180 159,276
Series F, (LIBOR USD 3 Month + 3.13%),
4.63% ...................... 310 269,700
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 455 350,237
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
5.43% ...................... 68 66,275
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ...................... 680 612,010
1,457,498
Total Capital Trusts — 0.3%
(Cost: $2,937,419) .............................. 2,494,730
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA3,
Class B1, (LIBOR USD 1 Month + 4.45%),
6.07%, 03/25/30
(a)
................ 250 247,752
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.20%, 05/25/25
(a)(b)
............... 80 78,811
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2015-48, 0.70%, 02/16/50 ...... 37 966
Series 2015-173, 0.60%, 09/16/55 ..... 117 2,985
Series 2016-125, 0.82%, 12/16/57 ..... 138 5,682
9,633

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 36.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... USD 305 $ 299,828
3.00%, 09/01/27 - 12/01/46 .......... 949 913,082
3.50%, 02/01/31 - 01/01/48 .......... 1,912 1,897,086
4.00%, 08/01/40 - 12/01/45 .......... 149 150,725
4.50%, 02/01/39 - 04/01/49 .......... 2,618 2,678,989
5.00%, 10/01/41 - 11/01/48 .......... 110 114,572
5.50%, 02/01/35 - 06/01/41 .......... 100 107,478
Federal National Mortgage Association
4.00%, 01/01/41 ................. 8 8,442
6.00%, 07/01/39 ................. 83 88,006
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 6,465 5,772,565
2.00%, 07/15/52
(o)
................ 6,274 5,570,981
2.50%, 04/20/51 - 12/20/51 .......... 5,574 5,119,223
2.50%, 07/15/52
(o)
................ 7,700 7,045,500
3.00%, 02/15/45 - 12/20/51 .......... 4,261 4,031,569
3.00%, 07/15/52
(o)
................ 6,750 6,362,446
3.50%, 01/15/42 - 11/20/46 .......... 3,960 3,908,691
3.50%, 07/15/52 - 08/15/52
(o)
......... 4,263 4,137,332
4.00%, 04/20/39 - 12/20/47 .......... 988 997,343
4.00%, 07/15/52
(o)
................ 2,345 2,334,197
4.50%, 12/20/39 - 07/20/49 .......... 808 829,612
4.50%, 07/15/52
(o)
................ 664 673,753
5.00%, 12/15/38 - 07/20/44 .......... 74 78,210
5.00%, 07/15/52
(o)
................ 425 435,492
Uniform Mortgage-Backed Securities
1.50%, 07/25/37 - 07/25/52
(o)
......... 7,195 6,262,174
1.50%, 11/01/41 - 12/01/41 .......... 7,522 6,444,455
2.00%, 10/01/31 - 03/01/52 .......... 34,593 30,262,124
2.00%, 07/25/37 - 08/25/52
(o)
......... 38,761 34,260,160
2.50%, 09/01/27 - 02/01/52 .......... 33,929 30,997,385
2.50%, 07/25/37 - 08/25/52
(o)
......... 19,480 17,623,780
3.00%, 04/01/28 - 05/01/52 .......... 14,974 14,257,641
3.00%, 07/25/37 - 08/25/52
(o)
......... 23,787 22,178,528
3.50%, 03/01/29 - 01/01/51 .......... 12,422 12,124,919
3.50%, 07/25/37 - 08/25/52
(o)
......... 5,078 4,884,629
4.00%, 08/01/31 - 10/01/51 .......... 18,108 18,119,262
4.00%, 07/25/52 - 08/25/52
(o)
......... 13,016 12,832,332
4.50%, 02/01/25 - 09/01/49 .......... 7,585 7,767,428
4.50%, 07/25/52 - 08/25/52
(o)
......... 4,614 4,621,133
5.00%, 02/01/35 - 05/01/49 .......... 792 826,081
5.00%, 07/25/52 - 08/25/52
(o)
......... 4,110 4,192,459
5.50%, 02/01/35 - 03/01/40 .......... 304 324,764
6.00%, 04/01/35 - 06/01/41 .......... 167 181,948
6.50%, 05/01/40 ................. 65 70,687
281,787,011
Total U.S. Government Sponsored Agency Securities — 36.1%
(Cost: $291,140,519) ............................. 282,123,207
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 529 599,007
4.50%, 08/15/39 ................. 146 171,653
4.38%, 11/15/39 ................. 146 168,664
4.63%, 02/15/40 ................. 432 514,080
1.13%, 05/15/40 - 08/15/40 .......... 3,866 2,680,980
3.88%, 08/15/40 ................. 432 465,767
1.38%, 11/15/40 ................. 1,933 1,392,137
3.13%, 02/15/43 ................. 528 501,662
2.88%, 05/15/43 - 05/15/49 .......... 1,138 1,039,788
3.63%, 08/15/43 ................. 528 541,901
3.75%, 11/15/43 ................. 528 552,317
2.50%, 02/15/45 ................. 4,920 4,172,775
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75%, 11/15/47
(p)
................ USD 4,920 $ 4,407,628
3.00%, 02/15/48
(p)
................ 5,129 4,832,480
2.25%, 08/15/49 - 02/15/52 .......... 1,946 1,597,102
2.38%, 11/15/49 - 05/15/51 .......... 617 521,121
1.63%, 11/15/50 ................. 13 9,143
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/27
(a)
................ 17,061 16,797,808
U.S. Treasury Notes
1.75%, 07/15/22 - 01/31/29 .......... 14,023 13,741,315
2.13%, 12/31/22 - 05/15/25 .......... 3,182 3,134,293
0.50%, 03/15/23 - 05/31/27 .......... 7,310 6,921,044
0.13%, 03/31/23 - 05/31/23 .......... 13,341 13,044,475
0.25%, 04/15/23 ................. 4,593 4,500,602
2.75%, 05/31/23 ................. 1,029 1,027,634
1.50%, 10/31/24 - 02/15/30 .......... 10,676 10,197,337
2.00%, 02/15/25 - 11/15/26 .......... 2,610 2,518,809
0.38%, 04/30/25 - 12/31/25 .......... 17,870 16,419,776
0.75%, 05/31/26 ................. 4,768 4,362,534
2.38%, 05/15/27 - 05/15/29 .......... 2,443 2,353,915
2.25%, 08/15/27 ................. 3,746 3,598,062
1.25%, 03/31/28 - 09/30/28 .......... 6,534 5,893,335
2.88%, 08/15/28 - 05/15/32 .......... 1,073 1,060,145
3.13%, 11/15/28 ................. 1,164 1,166,410
2.63%, 02/15/29 ................. 474 461,502
1.88%, 02/28/29 - 02/15/32 .......... 191 174,772
1.63%, 08/15/29 - 05/15/31 .......... 2,175 1,965,775
Total U.S. Treasury Obligations — 17.1%
(Cost: $146,222,981) ............................. 133,507,748
Total Long-Term Investments — 106.4%
(Cost: $903,704,820) ............................. 831,706,347
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(m)(q)
................. 95,403,071 95,403,071
Total Short-Term Securities — 12.2%
(Cost: $95,403,071) .............................. 95,403,071
Total Options Purchased — 0.0%
(Cost: $338,305) ................................ 187,839
Total Investments Before Options Written and TBA Sale
Commitments — 118.6%
(Cost: $999,446,196 ) ............................. 927,297,257
Total Options Written — (0.1)%
(Premium Received — $(773,365)) ................... (742,274)
Par (000)
Pa r (000)
TBA Sale Commitments
(o)
Mortgage-Backed Securities — (10.4)%
Government National Mortgage Association
2.50% ,  07/15/52 ................. (51) (46,939)
3.00% ,  07/15/52 ................. (1,433) (1,350,809)
3.50% ,  07/15/52 ................. (1,092) (1,061,336)
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52 .......... (284) (252,202)
2.00% ,  07/25/37 - 07/25/52 .......... (13,144) (11,423,175)
2.50% ,  07/25/37 - 07/25/52 .......... (8,971) (8,068,743)

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% ,  07/25/37 - 08/25/52 .......... USD (2,557) $ (2,460,541)
3.00% ,  07/25/52 ................. (9,296) (8,656,081)
4.00% ,  07/25/52 - 08/25/52 .......... (33,879) (33,365,427)
4.50% ,  07/25/52 - 08/25/52 .......... (11,038) (11,056,456)
5.00% ,  07/25/52 ................. (3,353) (3,422,156)
Total TBA Sale Commitments — (10.4)%
(Proceeds: $(80,717,749)) ......................... (81,163,865)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.1%
(Cost: $917,955,082 ) ............................. 845,391,118
Liabilities in Excess of Other Assets — (8.1)% ............ (63,540,605)
Net Assets — 100.0% .............................. $ 781,850,513
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 190,346,721 $ — $ (94,943,650) $ — $ — $ 95,403,071 95,403,071 $ 139,907 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 143,797,007 — — — (9,077,366) 134,719,641 14,408,518 1,996,815 —
$ — $ (9,077,366) $ 230,122,712 $ 2,136,722 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
26
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 80 09/08/22 $ 12,473 $ 337,063
U.S. Treasury 10 Year Note ................................................... 88 09/21/22 10,413 80,278
U.S. Treasury Long Bond .................................................... 250 09/21/22 34,523 (529,140)
U.S. Treasury Ultra Bond .................................................... 152 09/21/22 23,280 185,783
U.S. Treasury 2 Year Note .................................................... 264 09/30/22 55,393 (300,877)
U.S. Treasury 5 Year Note .................................................... 290 09/30/22 32,512 96,300
3 Month SONIA Index ....................................................... 59 03/14/23 17,439 (91,601)
(222,194)
Short Contracts
Euro-Bobl ............................................................... 51 09/08/22 6,637 (42,483)
Euro-BTP ............................................................... 136 09/08/22 17,547 (632,013)
Euro-Buxl ............................................................... 4 09/08/22 686 (33,144)
Euro-Schatz ............................................................. 173 09/08/22 19,787 (99,481)
Japan 10 Year Bond ........................................................ 3 09/12/22 3,286 9,301
U.S. Treasury 10 Year Ultra Note ............................................... 35 09/21/22 4,445 (9,869)
Long Gilt ............................................................... 14 09/28/22 1,942 (41,448)
3 Month SOFR Index ....................................................... 328 09/19/23 79,339 (53,999)
(903,136)
$ (1,125,330)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 160,000 BRL 776,320 Citibank NA 07/05/22 $ 11,662
MXN 1,618,072 USD 79,000 Deutsche Bank AG 07/11/22 1,377
MXN 1,514,938 USD 75,000 JPMorgan Chase Bank NA 07/11/22 254
MXN 1,628,214 USD 79,000 Morgan Stanley & Co. International plc 07/11/22 1,881
NOK 385,996 USD 39,000 Deutsche Bank AG 07/11/22 191
USD 79,000 JPY 10,676,882 Morgan Stanley & Co. International plc 07/11/22 283
USD 78,000 MXN 1,567,552 Deutsche Bank AG 07/11/22 133
USD 39,000 NOK 382,815 JPMorgan Chase Bank NA 07/11/22 131
USD 119,000 ZAR 1,831,868 Citibank NA 07/11/22 6,467
USD 78,000 ZAR 1,247,650 Deutsche Bank AG 07/11/22 1,356
USD 503,000 ZAR 8,103,434 Morgan Stanley & Co. International plc 07/15/22 5,411
ZAR 2,560,084 USD 156,000 Citibank NA 07/15/22 1,202
CAD 154,023 USD 119,000 Bank of America NA 07/20/22 659
CAD 201,546 USD 156,000 JPMorgan Chase Bank NA 07/20/22 580
CZK 5,687,648 USD 240,000 HSBC Bank plc 07/20/22 385
EUR 150,000 CZK 3,722,360 HSBC Bank plc 07/20/22 24
JPY 53,621,384 USD 394,000 JPMorgan Chase Bank NA 07/20/22 1,556
MXN 4,796,670 USD 232,000 Citibank NA 07/20/22 5,868
NOK 1,545,762 EUR 148,000 Deutsche Bank AG 07/20/22 1,724
USD 156,000 CLP 138,996,000 Bank of America NA 07/20/22 5,030
USD 158,000 INR 12,361,762 UBS AG 07/20/22 1,692
USD 158,000 JPY 21,197,658 BNP Paribas SA 07/20/22 1,628
CHF 148,484 GBP 126,000 JPMorgan Chase Bank NA 07/27/22 2,314
CHF 148,892 USD 156,000 JPMorgan Chase Bank NA 07/27/22 182
MXN 2,378,000 USD 113,795 Morgan Stanley & Co. International plc 08/24/22 3,336
USD 183,400 COP 700,243,000 JPMorgan Chase Bank NA 08/24/22 16,226
USD 104,484 MXN 2,119,190 BNP Paribas SA 08/24/22 101
USD 215,061 MXN 4,348,000 JPMorgan Chase Bank NA 08/24/22 896
CHF 620,000 EUR 616,712 JPMorgan Chase Bank NA 09/21/22 3,204
EUR 620,000 GBP 535,209 Barclays Bank plc 09/21/22 946
EUR 1,230,000 GBP 1,059,970 BNP Paribas SA 09/21/22 4,090

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 6,435,000 GBP 5,514,128 Deutsche Bank AG 09/21/22 $ 59,585
EUR 600,000 USD 630,909 HSBC Bank plc 09/21/22 1,474
EUR 300,000 USD 313,821 JPMorgan Chase Bank NA 09/21/22 2,371
GBP 423,982 EUR 490,000 Barclays Bank plc 09/21/22 465
GBP 423,846 EUR 490,000 BNP Paribas SA 09/21/22 299
GBP 1,605,047 EUR 1,850,000 Deutsche Bank AG 09/21/22 6,996
GBP 971,627 EUR 1,110,000 Goldman Sachs International 09/21/22 14,681
USD 131,367 CAD 168,000 JPMorgan Chase Bank NA 09/21/22 832
USD 637,755 EUR 600,000 Bank of America NA 09/21/22 5,372
USD 3,229,856 EUR 3,046,000 BNP Paribas SA 09/21/22 19,457
USD 6,554,162 EUR 6,175,000 JPMorgan Chase Bank NA 09/21/22 45,883
TRY 724,800 USD 40,000 Deutsche Bank AG 09/29/22 212
238,416
BRL 764,320 USD 160,000 Morgan Stanley & Co. International plc 07/05/22 (13,954)
JPY 10,584,578 USD 79,000 UBS AG 07/11/22 (963)
USD 155,000 MXN 3,123,338 Deutsche Bank AG 07/11/22 (150)
ZAR 1,914,873 USD 119,000 Deutsche Bank AG 07/11/22 (1,368)
ZAR 1,239,479 USD 78,000 Goldman Sachs International 07/11/22 (1,858)
ZAR 5,095,500 USD 316,000 Citibank NA 07/15/22 (3,112)
AUD 169,000 CAD 151,672 Bank of America NA 07/20/22 (1,169)
AUD 108,000 USD 74,915 Royal Bank of Canada 07/20/22 (361)
EUR 148,000 NOK 1,531,234 Deutsche Bank AG 07/20/22 (250)
EUR 222,000 USD 234,888 Bank of America NA 07/20/22 (2,012)
MXN 3,122,769 USD 156,000 Deutsche Bank AG 07/20/22 (1,142)
TRY 1,343,600 USD 80,000 Deutsche Bank AG 07/20/22 (146)
USD 395,238 EUR 378,000 Bank of New York Mellon 07/20/22 (1,280)
USD 310,000 JPY 42,072,594 HSBC Bank plc 07/20/22 (362)
USD 230,000 MXN 4,763,600 Citibank NA 07/20/22 (6,228)
USD 316,000 MXN 6,547,372 Deutsche Bank AG 07/20/22 (8,686)
USD 80,000 TRY 1,399,120 Barclays Bank plc 07/20/22 (3,154)
BRL 408,083 USD 78,000 Goldman Sachs International 08/02/22 (714)
USD 78,000 BRL 413,051 Goldman Sachs International 08/02/22 (227)
IDR 2,297,880,000 USD 156,000 JPMorgan Chase Bank NA 08/18/22 (2,516)
MXN 4,348,000 USD 219,083 Citibank NA 08/24/22 (4,917)
CHF 69,070 EUR 69,315 Deutsche Bank AG 09/21/22 (285)
CHF 1,180,930 EUR 1,183,110 Societe Generale SA 09/21/22 (2,796)
EUR 620,000 GBP 536,833 Deutsche Bank AG 09/21/22 (1,035)
EUR 730,000 USD 774,425 Barclays Bank plc 09/21/22 (5,026)
EUR 730,000 USD 770,260 Citibank NA 09/21/22 (860)
EUR 250,000 USD 263,753 HSBC Bank plc 09/21/22 (260)
GBP 664,518 EUR 770,000 Deutsche Bank AG 09/21/22 (1,390)
GBP 404,900 EUR 470,000 Goldman Sachs International 09/21/22 (1,720)
GBP 353,000 USD 432,402 Bank of New York Mellon 09/21/22 (2,031)
USD 252,000 TRY 4,931,640 Goldman Sachs International 09/29/22 (21,608)
(91,580)
$ 146,836
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch
Goldman Sachs
International 12/08/22 JPY 122.00 JPY 122.00 USD 56 $ 6,167
$ –

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
28
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Citibank NA 07/01/22 USD 0.75 AUD 566 $ —
AUD Currency ........................... Morgan Stanley & Co. International plc 07/14/22 USD 0.70 AUD 458 1,351
USD Currency ........................... Citibank NA 07/14/22 ZAR 16.30 USD 316 4,196
EUR Currency ........................... Bank of America NA 08/05/22 USD 1.19 EUR 4,910 16
USD Currency ........................... Morgan Stanley & Co. International plc 08/15/22 IDR 14,800.00 USD 474 7,790
13,353
Put
EUR Currency ........................... JPMorgan Chase Bank NA 07/01/22 USD 1.06 EUR 598 7,261
USD Currency ........................... Bank of America NA 07/14/22 BRL 5.00 USD 316 475
USD Currency ........................... Citibank NA 07/21/22 JPY 126.00 USD 796 510
USD Currency ........................... Barclays Bank plc 07/22/22 BRL 4.85 USD 396 294
USD Currency ........................... Citibank NA 08/01/22 JPY 124.00 USD 10,228 10,647
USD Currency ........................... JPMorgan Chase Bank NA 08/05/22 JPY 127.00 USD 7,884 20,008
USD Currency ........................... Citibank NA 08/08/22 JPY 130.00 USD 476 2,545
USD Currency ........................... JPMorgan Chase Bank NA 08/11/22 CLP 855.00 USD 472 1,219
USD Currency ........................... Citibank NA 08/22/22 JPY 130.00 USD 7,353 52,053
USD Currency ........................... Goldman Sachs International 08/22/22 JPY 126.50 USD 632 2,273
USD Currency ........................... JPMorgan Chase Bank NA 08/22/22 JPY 121.00 USD 632 833
USD Currency ........................... JPMorgan Chase Bank NA 09/08/22 JPY 126.50 USD 6,606 34,787
USD Currency ........................... Morgan Stanley & Co. International plc 09/12/22 JPY 126.50 USD 5,821 32,719
USD Currency ........................... Royal Bank of Canada 09/21/22 JPY 127.00 USD 388 2,695
168,319
$ 181,672
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ............................. JPMorgan Chase Bank NA 07/01/22 USD 0.75 AUD 566 $ —
USD Currency ............................. Goldman Sachs International 07/19/22 TRY 17.50 USD 158 (1,905)
USD Currency ............................. Barclays Bank plc 07/22/22 BRL 5.20 USD 238 (5,987)
USD Currency ............................. Citibank NA 08/08/22 JPY 136.00 USD 238 (3,480)
USD Currency ............................. JPMorgan Chase Bank NA 08/11/22 CLP 890.00 USD 236 (11,437)
AUD Currency ............................. Morgan Stanley & Co. International plc 08/12/22 USD 0.73 AUD 458 (594)
USD Currency ............................. Morgan Stanley & Co. International plc 08/15/22 IDR 15,200.00 USD 474 (2,868)
–
(26,271)
–
Put
EUR Currency ............................. JPMorgan Chase Bank NA 07/01/22 USD 1.04 EUR 598 (11)
USD Currency ............................. Citibank NA 07/21/22 JPY 120.00 USD 796 (107)
USD Currency ............................. Royal Bank of Canada 07/21/22 JPY 127.00 USD 388 (331)
USD Currency ............................. Barclays Bank plc 07/22/22 BRL 4.60 USD 634 (44)
USD Currency ............................. Citibank NA 08/01/22 JPY 124.00 USD 10,228 (10,645)
USD Currency ............................. Citibank NA 08/08/22 JPY 126.00 USD 476 (1,102)
USD Currency ............................. JPMorgan Chase Bank NA 08/11/22 CLP 815.00 USD 710 (293)
USD Currency ............................. Morgan Stanley & Co. International plc 08/15/22 IDR 14,400.00 USD 316 (163)
USD Currency ............................. Goldman Sachs International 08/22/22 JPY 121.00 USD 632 (833)
–
(13,529)
–
$ (39,800)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 % USD 741 $ (40,525)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 611 (32,098)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 625 (33,850)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual Bank of America NA 06/16/25 3.09 USD 2,053 (129,058)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 995 (65,685)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.16 USD 966 (64,246)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 552 (30,853)
(396,315)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 741 (37,670)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 611 (32,184)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 625 (32,146)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual Bank of America NA 06/16/25 3.09 USD 2,053 (92,453)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 995 (42,793)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 06/16/25 3.16 USD 966 (41,252)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 552 (27,661)
(306,159)
$ (702,474)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.MAIN.37.
V1 .............. 1.00 % Quarterly 06/20/27 NR EUR 3,140 $ (28,544) $ (25,842) $ (2,702)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 2,593 $ 9,145 $ — $ 9,145
1.19% At Termination 1 day ESTR At Termination 04/25/23
(a)
04/25/24 EUR 4,810 18,929 (84) 19,013
1.16% At Termination 1 day ESTR At Termination 05/03/23
(a)
05/03/24 EUR 5,440 23,733 1,570 22,163
1.52% At Termination 1 day ESTR At Termination 06/05/23
(a)
06/05/24 EUR 4,770 3,839 — 3,839
1.69% At Termination 1 day ESTR At Termination 06/08/23
(a)
06/08/24 EUR 7,630 (6,664) — (6,664)
1.73% At Termination 1 day ESTR At Termination 06/12/23
(a)
06/12/24 EUR 7,500 (9,615) — (9,615)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (426) — (426)
1 day ESTR At Termination 1.81% At Termination 06/10/26
(a)
06/10/27 EUR 7,870 (12,290) — (12,290)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (1,587) — (1,587)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
30
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 384 $ (17,134) $ — $ (17,134)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 514 (22,909) — (22,909)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 1,307 (56,525) — (56,525)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 384 (16,067) — (16,067)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 655 (27,768) — (27,768)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 1,307 (54,144) — (54,144)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 1,307 (53,169) — (53,169)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 653 (25,270) — (25,270)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 255 (8,722) — (8,722)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 515 (17,508) — (17,508)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 255 (8,684) — (8,684)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 262 (8,009) — (8,009)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 1,060 (20,745) — (20,745)
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 9,075 (37,626) — (37,626)
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 3,459 (14,693) — (14,693)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 6,232 (27,225) — (27,225)
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 5,588 (10,778) — (10,778)
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 208,075 24,832 — 24,832
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 205,710 23,354 — 23,354
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 182,422 20,737 — 20,737
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 208,994 24,198 — 24,198
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 209,801 24,543 — 24,543
28 day MXIBTIIE Monthly 8.96% Monthly N/A 04/21/32 MXN 4,249 882 — 882
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 128,350 6,867 — 6,867
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 128,350 7,100 — 7,100
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 289,952 11,970 — 11,970
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 257,127 11,361 — 11,361
2.96% Annual 1 day SOFR Annual 06/24/27
(a)
06/24/32 USD 1,950 (11,871) 609 (12,480)
6 month
EURIBOR Semi-Annual 2.74% Annual 06/24/27
(a)
06/24/32 EUR 1,720 11,683 959 10,724
2.86% Annual 1 day SOFR Annual 06/25/27
(a)
06/25/32 USD 1,930 (4,283) 242 (4,525)
6 month
EURIBOR Semi-Annual 2.56% Annual 06/25/27
(a)
06/25/32 EUR 1,450 (2,232) — (2,232)
6 month
EURIBOR Semi-Annual 2.58% Annual 06/25/27
(a)
06/25/32 EUR 1,430 (935) — (935)
6 month
EURIBOR Semi-Annual 2.61% Annual 06/25/27
(a)
06/25/32 EUR 1,710 1,484 1,729 (245)
6 month
EURIBOR Semi-Annual 2.65% Annual 06/28/27
(a)
06/28/32 EUR 1,100 2,916 (100) 3,016
2.97% Annual 1 day SOFR Annual 06/29/27
(a)
06/29/32 USD 1,970 (12,950) — (12,950)
6 month
EURIBOR Semi-Annual 2.67% Annual 06/29/27
(a)
06/29/32 EUR 1,660 5,689 — 5,689
6 month
EURIBOR Semi-Annual 2.80% Annual 06/30/27
(a)
06/30/32 EUR 1,150 10,846 617 10,229
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 83,850 26,743 — 26,743
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 84,697 28,011 — 28,011
1.95% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 7,650 33,549 — 33,549
2.09% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 7,650 (21,021) — (21,021)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.97% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 7,650 $ 29,034 $ — $ 29,034
1.96% Annual 1 day SOFR Annual 05/23/42
(a)
05/23/52 USD 7,605 29,916 — 29,916
1.94% Annual 1 day SOFR Annual 05/23/42
(a)
05/23/52 USD 7,605 37,715 — 37,715
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 17,992 — 17,992
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 19,001 — 19,001
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 19,643 — 19,643
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 14,599 — 14,599
1 day SOFR Annual 2.08% Annual 05/30/42
(a)
05/30/52 USD 7,255 14,788 — 14,788
1.31% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 1,347 (6,409) — (6,409)
1.44% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 595 (7,814) (45) (7,769)
1.45% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 609 (8,384) (221) (8,163)
1.46% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 632 (9,101) 63 (9,164)
1.48% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 602 (9,433) (72) (9,361)
1.49% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 595 (9,702) (61) (9,641)
$ (46,594) $ 5,206 $ (51,800)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 123 $ 2,486 $ 1,510 $ 976
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 3,436 2,088 1,348
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 1,576 958 618
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 2,425 1,502 923
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 2,466 1,527 939
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 2,425 1,502 923
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 73 6,108 4,760 1,348
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 135 11,293 8,744 2,549
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 121 10,124 7,690 2,434
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 122 10,208 7,829 2,379
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/27 USD 1,718 143,745 99,878 43,867
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 192 15,922 10,157 5,765
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 116 9,656 4,882 4,774
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 116 9,656 4,981 4,675
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 116 9,656 4,951 4,705
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 116 9,656 4,991 4,665
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 546 10,399 6,371 4,028
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 754 9,248 3,867 5,381
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 732 24,471 4,427 20,044
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 136 1,618 (1,482)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 109 1,311 (1,202)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 210 2,674 (2,464)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 82 971 (889)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 91 1,078 (987)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,368 418 950
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 85 (8) (11) 3
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 200 (21) (133) 112

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
32
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.BBB- ......... 3.00 % Monthly J.P. Morgan Securities LLC 05/11/63 USD 30 $ 6,163 $ 2,625 $ 3,538
$ – $ – $ –
$ 303,086 $ 193,166 $ 109,920
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD 390 $ — $ (29,059) $ 29,059
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 29 (4,959) (3,160) (1,799)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 120 (5,029) (4,698) (331)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 60 (2,514) (2,389) (125)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 10 (1,739) (780) (959)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 30 (6,163) (2,172) (3,991)
$ (20,404) $ (42,258) $ 21,854
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 58,157 $ — $ 58,157
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (56,933) — (56,933)
1 day
BZDIOVER At Termination 12.03% At Termination BNP Paribas SA 01/02/25 BRL 1,644 (4,971) — (4,971)
$ (3,747) $ — $ (3,747)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day ESTR ......................................... Euro Short-Term Rate (0.59)
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 5,789 $ (26,425) $ 510,653 $ (565,155) $ —
OTC Swaps ..................................................... 193,310 (42,402) 204,160 (76,133) —
Options Written ................................................... N/A N/A 84,093 (53,002) (742,274)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 708,725 $ — $ 708,725
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 238,416 — — 238,416
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 187,839 — — 187,839
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 510,653 — 510,653
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 339,313 — — 58,157 — 397,470
$ — $ 339,313 $ — $ 426,255 $ 1,277,535 $ — $ 2,043,103
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 1,834,055 — 1,834,055
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 91,580 — — 91,580
Options written
(c)
Options written at value ..................... — — — 39,800 702,474 — 742,274
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,702 — — 562,453 — 565,155
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 56,631 — — 61,904 — 118,535
$ — $ 59,333 $ — $ 131,380 $ 3,160,886 $ — $ 3,351,599
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Includes forward settling swaptions.
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (10,666,269) $ — $ (10,666,269)
Forward foreign currency exchange contracts .... — — — 453,298 — — 453,298
Options purchased
(a)
.................... — — — (607,094) (88,433) — (695,527)
Options written ........................ — — — 303,016 (97,780) — 205,236
Swaps .............................. — 228,343 — — (274,855) (2,222,569) (2,269,081)
$ — $ 228,343 $ — $ 149,220 $ (11,127,337) $ (2,222,569) $ (12,972,343)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
34
Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (1,640,711) $ — $ (1,640,711)
Forward foreign currency exchange contracts .... — — — 67,436 — — 67,436
Options purchased
(b)
.................... — — — (120,014) 8,008 — (112,006)
Options written ........................ — — — 99,385 (8,651) — 90,734
Swaps .............................. — 118,932 — — (197,636) 543,153 464,449
$ — $ 118,932 $ — $ 46,807 $ (1,838,990) $ 543,153 $ (1,130,098)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 164,736,686
Average notional value of contracts — short ................................................................................. $ 85,070,677
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 26,081,872
Average amounts sold — in USD ........................................................................................ $ 9,210,592
Options
Average value of option contracts purchased ................................................................................ $ 159,681
Average value of option contracts written ................................................................................... $ 45,890
Average notional value of swaption contracts purchased ......................................................................... $ 73,365,000
Average notional value of swaption contracts written ........................................................................... $ 79,907,611
Credit default swaps
Average notional value — buy protection ................................................................................... $ 13,566,088
Average notional value — sell protection ................................................................................... $ 2,212,528
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 71,522,781
Average notional value — receives fixed rate ................................................................................ $ 350,418,832
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 15,211,395
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,468,612 $ 851,525
Forward foreign currency exchange contracts ................................................................. 238,416 91,580
Options
(a )( b )
........................................................................................ 187,839 742,274
Swaps — centrally cleared .............................................................................. — 30,321
Swaps — OTC
(c )
.................................................................................... 397,470 118,535
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,292,337 $ 1,834,235
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,468,612) (881,846)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 823,725 $ 952,389
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward setting swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 107,441 $ (107,441) $ — $ — $ —
Barclays Bank plc ................................ 160,264 (78,493) — — 81,771
BNP Paribas SA ................................. 25,575 (4,971) — — 20,604
Citibank NA .................................... 95,150 (30,451) — — 64,699
Credit Suisse International .......................... 30,677 (30,677) — — —
Deutsche Bank AG ............................... 73,001 (73,001) — — —
Goldman Sachs International ........................ 58,691 (58,691) — — —
HSBC Bank plc .................................. 1,883 (622) — — 1,261
JPMorgan Chase Bank NA .......................... 144,700 (15,995) — — 128,705
Morgan Stanley & Co. International plc .................. 121,956 (21,919) — — 100,037
Royal Bank of Canada ............................. 2,695 (692) — — 2,003
UBS AG ...................................... 1,692 (963) — — 729
$ 823,725 $ (423,916) $ — $ — $ 399,809
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 347,621 $ (107,441) $ — $ — $ 240,180
Bank of New York ................................ 3,311 — — — 3,311
Barclays Bank plc ................................ 78,493 (78,493) — — —
BNP Paribas SA ................................. 4,971 (4,971) — — —
Citibank NA .................................... 30,451 (30,451) — — —
Credit Suisse International .......................... 36,704 (30,677) — — 6,027
Deutsche Bank AG ............................... 242,277 (73,001) (169,276) — —
Goldman Sachs International ........................ 165,574 (58,691) — — 106,883
HSBC Bank plc .................................. 622 (622) — — —
JPMorgan Chase Bank NA .......................... 15,995 (15,995) — — —
Morgan Stanley & Co. International plc .................. 21,919 (21,919) — — —
Royal Bank of Canada ............................. 692 (692) — — —
Societe Generale SA .............................. 2,796 — — — 2,796
UBS AG ...................................... 963 (963) — — —
$ 952,389 $ (423,916) $ (169,276) $ — $ 359,197
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Return V.I. Fund
36
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 17,302,769 $ 61,244 $ 17,364,013
Corporate Bonds
Aerospace & Defense .................................... — 9,523,163 — 9,523,163
Airlines .............................................. — 3,158,402 — 3,158,402
Auto Components ...................................... — 244,413 — 244,413
Automobiles .......................................... — 1,140,222 — 1,140,222
Banks ............................................... — 41,217,090 3,000 41,220,090
Beverages ........................................... — 2,035,749 — 2,035,749
Biotechnology ......................................... — 4,637,048 — 4,637,048
Building Products ....................................... — 187,924 — 187,924
Capital Markets ........................................ — 29,250,556 — 29,250,556
Chemicals ............................................ — 1,924,574 — 1,924,574
Commercial Services & Supplies ............................. — 1,715,942 — 1,715,942
Communications Equipment ................................ — 1,926,713 — 1,926,713
Consumer Finance ...................................... — 3,970,942 — 3,970,942
Containers & Packaging .................................. — 195,848 — 195,848
Diversified Financial Services ............................... — 558,915 — 558,915
Diversified Telecommunication Services ........................ — 9,961,708 — 9,961,708
Electric Utilities ........................................ — 17,032,110 — 17,032,110
Energy Equipment & Services .............................. — 112,466 — 112,466
Entertainment ......................................... — 1,252,450 — 1,252,450
Equity Real Estate Investment Trusts (REITs) .................... — 12,537,643 578,209 13,115,852
Food & Staples Retailing .................................. — 149,556 — 149,556
Food Products ......................................... — 299,274 — 299,274
Gas Utilities ........................................... — 919,732 — 919,732
Health Care Equipment & Supplies ........................... — 756,680 — 756,680
Health Care Providers & Services ............................ — 9,419,001 — 9,419,001
Hotels, Restaurants & Leisure .............................. — 945,176 — 945,176
Household Durables ..................................... — 77,835 — 77,835
Industrial Conglomerates .................................. — 500,275 — 500,275
Insurance ............................................ — 2,546,648 — 2,546,648
Internet & Direct Marketing Retail ............................ — 436,773 — 436,773
IT Services ........................................... — 2,909,498 — 2,909,498
Life Sciences Tools & Services .............................. — 635,541 — 635,541
Machinery ............................................ — 1,081,535 — 1,081,535
Media ............................................... — 7,113,350 — 7,113,350
Metals & Mining ........................................ — 4,224,327 — 4,224,327
Multiline Retail ......................................... — 1,667 — 1,667
Multi-Utilities .......................................... — 855,142 — 855,142
Oil, Gas & Consumable Fuels ............................... — 27,208,615 — 27,208,615
Paper & Forest Products .................................. — 201,104 — 201,104
Pharmaceuticals ....................................... — 910,954 — 910,954
Real Estate Management & Development ....................... — 654,200 — 654,200
Road & Rail ........................................... — 5,098,269 — 5,098,269
Semiconductors & Semiconductor Equipment .................... — 8,182,046 — 8,182,046
Software ............................................. — 6,924,891 — 6,924,891
Specialty Retail ........................................ — 992,042 — 992,042
Technology Hardware, Storage & Peripherals .................... — 2,066,591 — 2,066,591
Tobacco ............................................. — 1,677,459 — 1,677,459
Trading Companies & Distributors ............................ — 81,248 — 81,248
Wireless Telecommunication Services ......................... — 4,246,616 — 4,246,616
Floating Rate Loan Interests
Aerospace & Defense .................................... — 39,865 — 39,865
Building Products ....................................... — 34,438 — 34,438
Capital Markets ........................................ — — 268,560 268,560

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ — $ 187,090 $ — $ 187,090
Commercial Services & Supplies ............................. — 265,114 — 265,114
Consumer Finance ...................................... — — 2,310 2,310
Diversified Consumer Services .............................. — — 141,308 141,308
Diversified Telecommunication Services ........................ — 243,985 — 243,985
Food Products ......................................... — 175,958 — 175,958
Health Care Providers & Services ............................ — 42,704 — 42,704
Hotels, Restaurants & Leisure .............................. — 727,827 — 727,827
Household Durables ..................................... — 64,520 — 64,520
Industrial Conglomerates .................................. — — 27,905 27,905
Media ............................................... — 403,066 — 403,066
Oil, Gas & Consumable Fuels ............................... — 591,107 — 591,107
Personal Products ...................................... — — 277,244 277,244
Pharmaceuticals ....................................... — 64,757 — 64,757
Software ............................................. — 143,034 — 143,034
Specialty Retail ........................................ — 122,062 — 122,062
Textiles, Apparel & Luxury Goods ............................ — 58,263 — 58,263
Thrifts & Mortgage Finance ................................ — — 608,475 608,475
Trading Companies & Distributors ............................ — — 198,099 198,099
Foreign Agency Obligations ................................. — 2,703,075 — 2,703,075
Foreign Government Obligations .............................. — 5,493,855 — 5,493,855
Municipal Bonds ......................................... — 4,459,640 — 4,459,640
Non-Agency Mortgage-Backed Securities ........................ — 9,548,583 323,032 9,871,615
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 2,494,730 — 2,494,730
U.S. Government Sponsored Agency Securities .................... — 282,123,207 — 282,123,207
U.S. Treasury Obligations ................................... — 133,507,748 — 133,507,748
Short-Term Securities
Money Market Funds ...................................... 95,403,071 — — 95,403,071
Options Purchased
Foreign currency exchange contracts ........................... — 187,839 — 187,839
Liabilities
Investments
TBA Sale Commitments .................................... — (81,163,865) — (81,163,865)
$ 95,403,071 $ 613,521,294 $ 2,489,386 $ 711,413,751
Investments valued at NAV
(a)
...................................... 134,719,641
$ —
$ 846,133,392
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 146,003 $ — $ 146,003
Foreign currency exchange contracts ............................ — 238,416 — 238,416
Interest rate contracts ....................................... 708,725 568,810 — 1,277,535
Liabilities
Credit contracts ........................................... — (16,931) — (16,931)
Foreign currency exchange contracts ............................ — (131,380) — (131,380)
Interest rate contracts ....................................... (1,834,055) (1,326,831) — (3,160,886)
$ (1,125,330) $ (521,913) $ — $ (1,647,243)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
38
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 697,174,545
Investments, at value — affiliated
(b)
......................................................................................... 230,122,712
Cash ............................................................................................................. 240,394
Cash pledged: –
Futures contracts .................................................................................................... 3,511,050
Centrally cleared swaps ................................................................................................ 2,008,090
Foreign currency, at value
(c)
.............................................................................................. 3,206,545
Receivables: –
Investments sold .................................................................................................... 1,954,504
Swaps .......................................................................................................... 30,003
TBA sale commitments ................................................................................................ 80,717,749
Capital shares sold ................................................................................................... 13,603
Dividends — affiliated ................................................................................................. 428,805
Interest — unaffiliated ................................................................................................. 3,991,722
Variation margin on futures contracts ....................................................................................... 1,468,612
Swap premiums paid ................................................................................................... 193,310
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 238,416
OTC swaps ........................................................................................................ 204,160
Prepaid e xpenses ..................................................................................................... 9,273
Total a ssets .........................................................................................................
1,025,513,493
LIABILITIES
Due to broker ........................................................................................................ 683,954
Options written, at value
(d)
................................................................................................ 742,274
TBA sale commitments, at value
(e)
.......................................................................................... 81,163,865
Payables: –
Investments purchased ................................................................................................ 154,784,330
Swaps   .......................................................................................................... 688
Capital shares redeemed ............................................................................................... 2,734,316
Distribution fees ..................................................................................................... 113,039
Income dividend distributions ............................................................................................ 1,068,286
Interest expense .................................................................................................... 360,144
Investment advisory fees .............................................................................................. 253,279
Variation margin on futures contracts ....................................................................................... 851,525
Variation margin on centrally cleared swaps .................................................................................. 30,321
Other accrued expenses ............................................................................................... 666,844
Swap premiums received ................................................................................................ 42,402
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 91,580
OTC swaps ........................................................................................................ 76,133
Total li abilities ........................................................................................................
243,662,980
NET ASSETS ........................................................................................................
$ 781,850,513
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 890,683,170
Accumulated loss ..................................................................................................... (108,832,657)
NET ASSETS ........................................................................................................
$ 781,850,513
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 759,759,125
(b)
  Investments, at cost — affiliated .......................................................................................... $ 239,687,071
(c)
  Foreign currency, at cost ............................................................................................... $ 3,277,940
(d)
  Premiums received .................................................................................................. $ 773,365
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 80,717,749
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
39
Financial Statements
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 200,302,800
Shares outstanding ..................................................................................................
19,025,145
Net asset value .....................................................................................................
$ 10.53
Shares authorized ...................................................................................................
600 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 581,547,713
Shares outstanding ..................................................................................................
55,935,558
Net asset value .....................................................................................................
$ 10.40
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
40
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,136,722
Interest — unaffiliated ................................................................................................ 6,647,920
Total investment income .................................................................................................
8,784,642
EXPENSES
Investment advisory .................................................................................................. 1,605,935
Distribution — class specific ............................................................................................ 744,356
Transfer agent — class specific .......................................................................................... 604,341
Accounting services .................................................................................................. 82,316
Custodian ......................................................................................................... 18,408
Directors and Officer ................................................................................................. 4,837
Transfer agent ...................................................................................................... 4,140
Miscellaneous ...................................................................................................... 124,360
Total expenses excluding interest expense .....................................................................................
3,188,693
Interest expense .................................................................................................... 11,308
Total expenses .......................................................................................................
3,200,001
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (27,646)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (425,779)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,746,576
Net investment income ..................................................................................................
6,038,066
REALIZED AND UNREALIZED GAIN (LOSS) $ (105,703,229)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (21,326,941)
Forward foreign currency exchange contracts ............................................................................... 453,298
Foreign currency transactions ......................................................................................... (137,054)
Futures contracts .................................................................................................. (10,666,269)
Options written ................................................................................................... 205,236
Swaps ......................................................................................................... (2,269,081)
A
(33,740,811)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (9,077,366)
Investments — unaffiliated ........................................................................................... (61,644,704)
Forward foreign currency exchange contracts ............................................................................... 67,436
Foreign currency translations .......................................................................................... (222,272)
Futures contracts .................................................................................................. (1,640,711)
Options written ................................................................................................... 90,734
Swaps ......................................................................................................... 464,449
Unfunded floating rate loan interests ..................................................................................... 16
A
(71,962,418)
Net realized and unrealized loss ............................................................................................
(105,703,229)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (99,665,163)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Total Return V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,038,066 $ 9,800,052
Net realized gain (loss) .............................................................................. (33,740,811) 1,480,640
Net change in unrealized appreciation (depreciation) .......................................................... (71,962,418) (23,096,115)
Net decrease in net assets resulting from operations ............................................................ (99,665,163) (11,815,423)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (1,837,729) (4,817,382)
  Class III ....................................................................................... (4,272,393) (9,763,495)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,110,122) (14,580,877)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 40,365,074 152,884,173
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (65,410,211) 126,487,873
Beginning of period .................................................................................. 847,260,724 720,772,851
End of period ......................................................................................
$ 781,850,513 $ 847,260,724
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
42
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 3.51%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.82%
and 0.57%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements
BlackRock Total Return V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.98  $ 12.40  $ 12.22  $ 11.53  $ 11.91  $ 11.79
Net investment income
(a)
........
0.09 0.17 0.25 0.35 0.33 0.29
Net realized and unrealized gain
(loss) ...................
(1.44) (0.35) 0.82 0.73 (0.39) 0.13
Net increase (decrease) from investment
operations ............... (1.35) (0.18) 1.07  1.08  (0.06) 0.42
Distributions
(b)
– – – – – –
From net investment income .....
(0.10) (0.17) (0.29) (0.35) (0.32) (0.30)
From net realized gain ..........
—  (0.07) (0.60) (0.04) —  —
Total distributions .............. (0.10) (0.24) (0.89) (0.39) (0.32) (0.30)
Net asset value, end of period ..... $ 10.53  $ 11.98  $ 12.40  $ 12.22  $ 11.53  $ 11.91
Total Return
(c)
(11.33)% — — — — —
Based on net asset value ......... (11.33)%
(d)
(1.42)% 8.88% 9.49% (0.46)% 3.60%
(e)
Ratios to Average Net Assets
(f)
Total expenses ................
0.63%
(g)
0.65% 0.69% 0.74% 0.85%
(h)
0.94%
Total expenses after fees waived and/or
reimbursed .................
0.45%
(g)
0.47% 0.51% 0.54% 0.58%
(h)
0.74%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.45%
(g)
0.47% 0.51% 0.52% 0.55% 0.62%
Net investment income ..........
1.72%
(g)
1.44% 1.98% 2.90% 2.84% 2.43%
Supplemental Data
Net assets, end of period (000) ..... $ 200,303  $ 232,294  $ 250,444  $ 245,548  $ 246,390  $ 152,138
Portfolio turnover rate
(i)
........... 252% 647% 674% 536% 488% 627%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
140% 334% 399% 326% 310% 389%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
43
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.03%
and 0.88%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.83  $ 12.24  $ 12.07  $ 11.40  $ 11.76  $ 11.65
Net investment income
(a)
........
0.08 0.13 0.21 0.31 0.29 0.25
Net realized and unrealized gain
(loss) ...................
(1.43) (0.34) 0.81 0.71 (0.37) 0.12
Net increase (decrease) from investment
operations ............... (1.35) (0.21) 1.02  1.02  (0.08) 0.37
Distributions
(b)
– – – – – –
From net investment income .....
(0.08) (0.13) (0.25) (0.31) (0.28) (0.26)
From net realized gain ..........
—  (0.07) (0.60) (0.04) —  —
Total distributions .............. (0.08) (0.20) (0.85) (0.35) (0.28) (0.26)
Net asset value, end of period ..... $ 10.40  $ 11.83  $ 12.24  $ 12.07  $ 11.40  $ 11.76
Total Return
(c)
(11.46)% — — — — —
Based on net asset value ......... (11.46)%
(d)
(1.69)% 8.54% 9.05% (0.63)% 3.21%
(e)
Ratios to Average Net Assets
(f)
Total expenses ................
0.85%
(g)
0.87% 0.92% 0.97% 1.06%
(h)
1.16%
Total expenses after fees waived and/or
reimburse d .................
0.76%
(g)
0.78% 0.82% 0.85% 0.89%
(h)
1.06%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.76%
(g)
0.78% 0.82% 0.83% 0.86% 0.94%
Net investment income ..........
1.42%
(g)
1.12% 1.67% 2.58% 2.54% 2.15%
Supplemental Data
Net assets, end of period (000) ..... $ 581,548  $ 614,967  $ 470,328  $ 385,784  $ 318,595  $ 267,651
Portfolio turnover rate
(i)
........... 252% 647% 674% 536% 488% 627%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
140% 334% 399% 326% 310% 389%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
44
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
46
upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownersh ip interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backe d securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. S tripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
48
and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
50
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and Blackrock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2022, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,563,171,819.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $744,356.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2022, the amount waived was $27,646.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30 , 2022, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $500 million ................................................................................................. 0.45
$500 million - $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 183,433 $ 420,908 $ 604,341

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
52
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2023.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order ”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30 , 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Total Return V.I. Fund
Class I ....................................................................................................... $ 183,433
Class III ...................................................................................................... 242,346
$ 425,779
Class I Class III
Expense Limitations .................................................................................. 0.60% 1.50%
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 4,421
Net Realized Loss .......................................................................................................... (524)
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
BlackRock Total Return V.I. Fund ........................................... $ 9,354,475 $ 13,631,595 $ 2,012,277,288 $ 2,022,802,244

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were $899,245,470 and $900,510,378, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 999,962,917 $ 2,659,048 $ (76,644,702) $ (73,985,654)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
54
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Althou gh many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
884,610 $ 9,664,815 1,004,821 $ 12,131,216
Shares issued in reinvestment of distributions ........................
160,105 1,798,821 407,962 4,947,460
Shares redeemed .........................................
(1,411,011) (15,599,673) (2,220,302) (26,884,647)
(366,296) $ (4,136,037) (807,519) $ (9,805,971)
Class III
Shares sold .............................................
5,343,120 $ 59,450,116 16,331,905 $ 195,401,044
Shares issued in reinvestment of distributions ........................
370,327 4,098,626 821,013 9,828,497
Shares redeemed .........................................
(1,763,095) (19,047,631) (3,579,836) (42,539,397)
3,950,352 $ 44,501,111 13,573,082 $ 162,690,144
3,584,056 $ 40,365,074 12,765,563 $ 152,884,173

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
56
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESTR Euro Short-Term Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock U.S. Government Bond V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock U.S. Government Bond V.I. Fund
Investment Objective
BlackRock U.S. Government Bond V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed the benchmark, the Bloomberg U.S. Government/Mortgage Index.
What factors influenced performance?
Detractors from the Fund’s performance relative to the benchmark included allocations to commercial mortgage-backed securities, specifically single-asset, single-borrower and interest-only tranches. Interest rate volatility strategies along with an allocation to Treasury inflation-protected securities (“TIPS”) early in the period also weighed on return.
Allocations to nominal core European interest rates proved additive. Positions in well-structured agency mortgage-backed securities (“MBS”) and collateralized mortgage obligations with seasoned collateral that was favorable from a prepayment perspective also contributed. Finally, active management of duration and corresponding interest rate sensitivity aided return.
Describe recent portfolio activity.
The Fund was tactical in its duration and yield curve positioning during the period. Allocations to TIPS were reduced and an overweight to agency MBS built into the end of
June 2022 based on valuation. Within agency MBS, positioning was shifted from generic TBA (“to-be-announced”) securities and into specified pools along with an increase in GNMA collateral relative to conventional on the expectation of faster prepayments on generic pools. The Fund was also tactical in securitized assets, adding exposures marginally as spreads widened since the beginning of 2022.
The Fund’s cash position averaged 10.6% during the period due to a more defensive stance on risk amid decoupling correlations across assets given a notable shift in global monetary policy. The Fund’s cash position did not have a material impact on performance during the period.
Describe portfolio positioning at period end.
The Fund had a defensive posture given the increased macro uncertainty, including the volatile geopolitical environment, the elevated inflation and commodity complex backdrop, and global monetary policy tightening. Within agency MBS, nominal spreads are sitting at decade wides, excluding the March 2020 pandemic onset. As such, the
Fund is positioned constructively on agency MBS overall on the view that it is poised to benefit from a reprieve in interest rate volatility. The Fund closed the period modestly underweight duration.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock U.S. Government Bond V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)(d)
....................................... 2.20% 1.74% (9.49)% (9.60)% 0.24% 0.76%
Class III
(c)(d)
...................................... 1.89 1.54 (9.63) (9.88) (0.05) 0.47
( e )
Bloomberg U.S. Government/Mortgage Index
(f)
............. — — (8.93) (8.91) 0.62 1.10
Bloomberg U.S. Mortgage-Backed Securities Index
(g)
........ — — (8.78) (9.03) 0.36 1.18
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns.
(d)
The Fund invests, under normal circumstances, at least 80% of its assets in fixed-income securities that are issued or guaranteed by the U.S. Government and its agencies. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization
(e)
The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(f)
Bloomberg U.S. Government/Mortgage Index, that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie
Mae and Freddie Mac.
(g)
Bloomberg U.S. Mortgage-Backed Securities Index, an unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 905.10 $ 2.98 $ 1,000.00 $ 1,021.67 $ 3.16 0.63%
Class III .................................. 1,000.00 903.70 4.44 1,000.00 1,020.13 4.71 0.94
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 55.0%
U.S. Treasury Obligations ............................. 33.2
Non-Agency Mortgage-Backed Securities .................. 9.4
Asset-Backed Securities .............................. 2.4
Foreign Government Obligations ........................ —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2022
BlackRock Semi-Annual Report to Shareholders
4
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
5
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 2.61%, 08/15/30 ............ USD 700 $ 690,666
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 2.09%,
04/20/31 ...................... 495 485,394
Total Asset-Backed Securities — 2.7%
(Cost: $1,194,809) .............................. 1,176,060
Foreign Government Obligations
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(c)(d)
... RUB 1,078 1,666
Total Foreign Government Obligations — 0.0%
(Cost: $11,400) ................................. 1,666
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.4%
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 2.47%, 10/15/35
(a)(b)
USD 143 138,844
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 2.37%, 09/15/38
(a)(b)
152 145,294
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 2.77%, 10/15/36
(a)
.. 255 246,662
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 169,791
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 2.24%, 12/15/38
(a)
.. 166 160,998
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 300 268,039
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 2.52%, 01/15/34
(a)
.. 36 34,029
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 2.60%, 06/15/36
(a)
.. 60 57,816
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.31%, 12/10/49
(a)
... 55 51,285
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 22 20,760
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 440 423,921
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 98 90,268
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 100 90,182
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 51 49,953
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 157 146,150
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 2.48%,
11/15/38
(a)(b)
.................... 168 163,023
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 2.12%, 02/15/38
(a)(b)
......... 100 96,803
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 2.36%,
12/15/36
(a)(b)
.................... 135 131,265
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/37 ... 308 304,994
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 2.21%, 11/15/36 ... 176 169,055
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 12/15/36 ... USD 140 $ 134,474
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 86,457
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 2.69%, 10/15/33 ... 100 96,861
Series 2022-ACB, Class A, (SOFR30A +
1.40%), 2.18%, 03/15/39 ......... 80 78,594
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 2.27%,
11/15/38
(a)(b)
.................... 150 143,408
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 39 37,417
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 2.22%, 07/15/35
(b)
.. 145 140,445
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 2.68%,
03/15/39
(a)(b)
.................... 148 145,343
Park Avenue Mortgage Trust, Series 2017-
280P, Class A, (LIBOR USD 1 Month +
0.88%), 2.07%, 09/15/34
(a)(b)
......... 139 136,327
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 2.52%, 05/15/31
(a)(b)
... 160 152,790
4,111,248
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.85%,
10/15/54
(b)
..................... 128 5,876
BANK, Series 2021-BN33, Class XA, 1.17%,
05/15/64 ...................... 1,753 113,833
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.74%, 10/15/53 .......... 1,164 99,912
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.72%, 06/15/52 .. 1,717 141,019
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 996 77,250
437,890
Total Non-Agency Mortgage-Backed Securities — 10.4%
(Cost: $4,852,603) .............................. 4,549,138
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 522,318
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41
(e)
.... 73 74,093
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.76%, 07/20/39
(a)
............. 71 77,078
151,171
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 88 17,897
Series 2020-32, Class PI, 4.00%, 05/25/50 100 20,227
Government National Mortgage Association
Series 2020-115, Class IM,
3.50%, 08/20/50
(e)
.............. 129 21,876
Series 2020-146, Class DI,
2.50%, 10/20/50
(e)
.............. 162 21,324
Series 2020-162, Class TI, 2.50%, 10/20/50 319 41,498

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-175, Class DI,
2.50%, 11/20/50
(e)
.............. USD 80 $ 10,629
Series 2020-185, Class MI, 2.50%, 12/20/50 253 35,443
168,894
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 1.02%, 06/25/29 . 209 10,646
Series K105, Class X1, 1.64%, 01/25/30 . 669 61,298
Series K109, Class X1, 1.70%, 04/25/30 . 141 13,645
Series K113, Class X1, 1.49%, 06/25/30 . 200 17,369
Series K115, Class X1, 1.43%, 06/25/30 . 199 16,816
Series K116, Class X1, 1.53%, 07/25/30 . 107 9,532
Series K119, Class X1, 1.03%, 09/25/30 . 180 10,970
Series K120, Class X1, 1.13%, 10/25/30 . 774 51,419
Series K122, Class X1, 0.97%, 11/25/30 . 255 14,868
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 256 39,278
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(e)
..... 418 —
Series 2003-17, 0.00%, 03/16/43
(e)
..... 432 —
Series 2003-109, 0.00%, 11/16/43 ..... 626 24
Series 2016-22, 0.72%, 11/16/55 ...... 1,346 36,738
Series 2016-151, 0.89%, 06/16/58 ..... 446 19,304
Series 2017-30, 0.58%, 08/16/58 ...... 250 7,683
Series 2017-61, 0.77%, 05/16/59 ...... 210 9,114
318,704
Mortgage-Backed Securities — 58.4%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 105 102,827
3.00%, 09/01/27 - 12/01/46 .......... 191 185,820
3.50%, 04/01/31 - 01/01/48 .......... 268 267,222
4.00%, 08/01/40 - 12/01/45 .......... 39 39,143
4.50%, 02/01/39 - 07/01/47 .......... 98 100,837
5.00%, 10/01/41 - 11/01/41 .......... 69 72,839
5.50%, 06/01/41 ................. 56 60,650
8.00%, 12/01/29 - 07/01/30 .......... 12 12,484
Federal National Mortgage Association
3.50%, 11/01/46 ................. 84 81,817
4.00%, 01/01/41 ................. 3 3,096
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 797 711,134
2.00%, 07/15/52
(f)
................ 264 234,314
2.50%, 10/20/51 - 12/20/51 .......... 554 508,484
2.50%, 07/15/52
(f)
................ 554 506,910
3.00%, 02/15/45 - 12/20/51 .......... 627 592,964
3.00%, 07/15/52
(f)
................ 525 494,948
3.50%, 01/15/42 - 04/20/48 .......... 640 631,168
3.50%, 07/15/52 - 08/15/52
(f)
......... 269 261,288
4.00%, 09/20/40 - 06/20/50 .......... 1,057 1,062,955
4.50%, 12/20/39 - 02/15/42 .......... 489 510,913
5.00%, 12/15/38 - 07/20/42 .......... 43 45,591
5.50%, 01/15/34 ................. 214 228,214
Uniform Mortgage-Backed Securities
1.50%, 07/25/37 - 07/25/52
(f)
......... 562 489,244
1.50%, 11/01/41 - 12/01/41 .......... 669 573,283
2.00%, 10/01/31 - 03/01/52 .......... 4,929 4,308,787
2.00%, 07/25/37 - 07/25/52
(f)
......... 1,673 1,494,864
2.50%, 04/01/30 - 03/01/52 .......... 3,899 3,568,702
2.50%, 07/25/52 - 08/25/52
(f)
......... 900 808,848
3.00%, 04/01/29 - 03/01/52 .......... 2,182 2,082,280
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 07/25/37 - 07/25/52
(f)
......... USD 709 $ 660,705
3.50%, 08/01/30 - 01/01/51 .......... 1,092 1,066,374
3.50%, 07/25/37 - 08/25/52
(f)
......... 225 216,100
4.00%, 01/01/26 - 10/01/51 .......... 1,124 1,129,460
4.00%, 07/25/52 - 08/25/52
(f)
......... 840 827,787
4.50%, 05/01/24 - 04/01/49 .......... 278 283,580
4.50%, 07/25/52 - 08/25/52
(f)
......... 751 753,491
5.00%, 09/01/35 - 08/01/41 .......... 113 118,552
5.00%, 07/25/52 - 08/25/52
(f)
......... 117 119,411
5.50%, 05/01/34 - 12/01/39 .......... 118 126,195
6.00%, 04/01/35 - 06/01/41 .......... 136 148,167
6.50%, 05/01/40 ................. 23 25,120
25,516,568
Total U.S. Government Sponsored Agency Securities — 61.1%
(Cost: $27,676,477) .............................. 26,677,655
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 212 241,644
4.50%, 08/15/39 ................. 170 199,870
4.38%, 11/15/39 ................. 170 196,390
4.63%, 02/15/40 ................. 42 49,980
3.88%, 08/15/40 ................. 42 45,283
3.13%, 02/15/43 ................. 660 627,077
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,176,220
3.63%, 08/15/43 ................. 660 677,377
3.75%, 11/15/43 ................. 660 690,396
2.50%, 02/15/45 ................. 154 130,611
2.75%, 11/15/47 ................. 154 137,962
3.00%, 02/15/48 ................. 784 738,675
2.25%, 08/15/49 ................. 815 668,714
1.63%, 11/15/50 ................. 85 59,782
U.S. Treasury Inflation Linked Notes,
0.13%, 04/15/27
(a)
................ 1,028 1,012,183
U.S. Treasury Notes
0.50%, 03/15/23 - 05/31/27 .......... 873 811,344
0.25%, 04/15/23 ................. 214 209,695
2.75%, 05/31/23 ................. 660 659,123
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,571,018
2.00%, 02/15/25 ................. 1,580 1,539,451
0.38%, 04/30/25 ................. 367 340,608
2.13%, 05/15/25 ................. 1,390 1,355,956
1.50%, 08/15/26 - 02/15/30 .......... 1,881 1,764,435
0.63%, 03/31/27 ................. 146 130,334
2.88%, 08/15/28 ................. 380 375,369
3.13%, 11/15/28 ................. 380 380,787
2.38%, 03/31/29 ................. 54 51,690
1.63%, 08/15/29 ................. 266 242,185
Total U.S. Treasury Obligations — 36.8%
(Cost: $17,432,820) .............................. 16,084,159
Total Long-Term Investments — 111.0%
(Cost: $51,168,109) .............................. 48,488,678

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(g)(h)
................. 109,419 $ 109,419
Total Money Market Funds — 0.3%
(Cost: $109,419) ................................ 109,419
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.6%
Federal Home Loan Bank Discount Notes,
1.60%, 08/19/22
(i)
............... USD 4,200 4,190,263
Total U.S. Government Sponsored Agency Securities — 9.6%
(Cost: $4,190,854) .............................. 4,190,263
Total Short-Term Securities — 9.9%
(Cost: $4,300,273) .............................. 4,299,682
Total Options Purchased — 0.0%
(Cost: $12,111) ................................. 8,506
Total Investments Before Options Written and TBA Sale
Commitments — 120.9%
(Cost: $55,480,493 ) .............................. 52,796,866
Total Options Written — (0.6)%
(Premium Received — $(226,786)) ................... (276,631)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(f)
Mortgage-Backed Securities — (12.5)%
Government National Mortgage Association
2.50% ,  07/15/52 ................. USD (25) $ (22,875)
3.00% ,  07/15/52 ................. (427) (402,481)
3.50% ,  07/15/52 ................. (110) (106,872)
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52 .......... (48) (42,534)
2.50% ,  07/25/37 - 07/25/52 .......... (893) (808,767)
3.00% ,  07/25/37 - 08/25/52 .......... (763) (717,452)
3.50% ,  07/25/37 - 08/25/52 .......... (226) (220,494)
2.00% ,  07/25/52 - 08/25/52 .......... (1,474) (1,278,550)
4.00% ,  07/25/52 - 08/25/52 .......... (1,351) (1,330,649)
4.50% ,  07/25/52 - 08/25/52 .......... (393) (393,699)
5.00% ,  07/25/52 ................. (123) (125,537)
Total TBA Sale Commitments — (12.5)%
(Proceeds: $(5,406,802)) .......................... (5,449,910)
Total Investments Net of Options Written and TBA Sale
Commitments — 107.8%
(Cost: $49,846,905 ) .............................. 47,070,325
Liabilities in Excess of Other Assets — (7.8)% ............ (3,385,715)
Net Assets — 100.0% .............................. $ 43,684,610
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,097,193 $ — $ (7,987,774) $ — $ — $ 109,419 109,419 $ 2,267 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
9
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4 09/08/22 $ 624 $ 19,899
U.S. Treasury 10 Year Ultra Note ............................................... 7 09/21/22 889 (13,339)
U.S. Treasury Ultra Bond .................................................... 2 09/21/22 306 9,851
U.S. Treasury 2 Year Note .................................................... 4 09/30/22 839 1,307
U.S. Treasury 5 Year Note .................................................... 7 09/30/22 785 3,355
21,073
Short Contracts
Euro-BTP ............................................................... 8 09/08/22 1,032 (38,046)
U.S. Treasury 10 Year Note ................................................... 2 09/21/22 237 (346)
U.S. Treasury Long Bond .................................................... 6 09/21/22 829 12,974
3 Month SOFR ........................................................... 18 09/19/23 4,354 (2,963)
(28,381)
$ (7,308)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,000 USD 6,874 Deutsche Bank AG 07/20/22 $ 29
USD 10,000 ZAR 161,031 BNP Paribas SA 07/20/22 117
MXN 67,000 USD 3,206 UBS AG 08/24/22 94
USD 4,600 MXN 93,000 JPMorgan Chase Bank NA 08/24/22 19
EUR 213,000 GBP 181,934 Deutsche Bank AG 09/21/22 2,685
USD 18,767 CAD 24,000 JPMorgan Chase Bank NA 09/21/22 119
USD 226,723 EUR 213,000 JPMorgan Chase Bank NA 09/21/22 2,228
5,291
JPY 1,346,943 USD 10,000 Bank of New York Mellon 07/20/22 (64)
USD 10,445 EUR 10,000 HSBC Bank plc 07/20/22 (45)
USD 10,000 JPY 1,360,027 Standard Chartered Bank 07/20/22 (33)
MXN 93,000 USD 4,686 Citibank NA 08/24/22 (105)
(247)
$ 5,044
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Citibank NA 08/01/22 JPY 124.00 USD 585 $ 609
USD Currency ........................... JP Morgan Chase Bank NA 08/05/22 JPY 127.00 USD 451 1,145
USD Currency ........................... Citibank NA 08/22/22 JPY 130.00 USD 413 2,923
USD Currency ........................... JP Morgan Chase Bank NA 09/08/22 JPY 126.50 USD 378 1,991
USD Currency ........................... JP Morgan Chase Bank NA 09/12/22 JPY 126.50 USD 327 1,838
$ —
$ 8,506
$ —

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Citibank NA 08/01/22 JPY 124.00 USD 585 $ (609)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.46% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/15/22 2.46 % USD 1,900 $ (1,527)
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 USD 1,500 (55)
2-Year Interest Rate Swap
(a)
. 2.42% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/22/22 2.42 USD 2,000 (1,760)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 1,500 (67)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 1,200 (1,746)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 300 (2,873)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 200 (4,743)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (15,307)
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 USD 26 (1,431)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 22 (1,134)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 16 (867)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual Bank of America NA 06/16/25 3.09 USD 69 (4,345)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 33 (2,179)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.16 USD 34 (2,261)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 18 (1,006)
(41,301)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 07/19/22 3.02 USD 500 (1,709)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 08/05/22 3.35 USD 1,700 (3,266)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.22% Semi-Annual Deutsche Bank AG 08/09/22 3.22 USD 1,700 (4,993)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 1,500 (25,618)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 1,500 (33,225)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 1,200 (118,281)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (21,385)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (8,615)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (7,456)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 26 (1,330)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 22 (1,136)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 16 (823)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual Bank of America NA 06/16/25 3.09 USD 69 (3,112)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 33 (1,419)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 06/16/25 3.16 USD 34 (1,452)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 18 (901)
(234,721)
$ (276,022)
(a)
Forward settling swaption.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.15% Annual 3 month WIBOR Quarterly 04/11/24 PLN 76 $ 266 $ — $ 266
3.13% Annual 1 day SOFR Annual 06/14/24 USD 700 (2,313) — (2,313)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 37,398 — 37,398
6 month EURIBOR Semi-Annual 1.52% Annual 02/15/31 EUR 36 (1,626) — (1,626)
6 month EURIBOR Semi-Annual 1.52% Annual 02/15/31 EUR 27 (1,216) — (1,216)
6 month EURIBOR Semi-Annual 1.54% Annual 02/15/31 EUR 75 (3,255) — (3,255)
6 month EURIBOR Semi-Annual 1.55% Annual 02/15/31 EUR 38 (1,599) — (1,599)
6 month EURIBOR Semi-Annual 1.55% Annual 02/15/31 EUR 27 (1,141) — (1,141)
6 month EURIBOR Semi-Annual 1.56% Annual 02/15/31 EUR 75 (3,118) — (3,118)
6 month EURIBOR Semi-Annual 1.57% Annual 02/15/31 EUR 75 (3,062) — (3,062)
6 month EURIBOR Semi-Annual 1.59% Annual 02/15/31 EUR 38 (1,455) — (1,455)
6 month EURIBOR Semi-Annual 1.64% Annual 02/15/31 EUR 18 (619) — (619)
6 month EURIBOR Semi-Annual 1.65% Annual 02/15/31 EUR 37 (1,243) — (1,243)
6 month EURIBOR Semi-Annual 1.65% Annual 02/15/31 EUR 18 (616) — (616)
6 month EURIBOR Semi-Annual 1.69% Annual 02/15/31 EUR 19 (569) — (569)
6 month EURIBOR Semi-Annual 1.82% Annual 02/15/31 EUR 61 (1,186) — (1,186)
28 day MXIBTIIE Monthly 7.60% Monthly 01/01/32 MXN 285 (1,182) — (1,182)
28 day MXIBTIIE Monthly 7.57% Monthly 01/12/32 MXN 106 (450) — (450)
28 day MXIBTIIE Monthly 7.53% Monthly 01/23/32 MXN 190 (830) — (830)
3 month LIBOR Quarterly 1.75% Semi-Annual 03/04/32 USD 200 (21,187) — (21,187)
28 day MXIBTIIE Monthly 8.29% Monthly 03/17/32 MXN 164 (316) — (316)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 300 15,065 — 15,065
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 12,185 1,411 — 1,411
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 12,131 1,448 — 1,448
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 12,232 1,431 — 1,431
0.31% Annual 1 day TONAR Annual 04/07/32 JPY 11,994 1,362 — 1,362
0.31% Annual 1 day TONAR Annual 04/07/32 JPY 10,636 1,209 — 1,209
28 day MXIBTIIE Monthly 8.96% Monthly 04/21/32 MXN 123 26 — 26
0.39% Annual 1 day TONAR Annual 05/02/32 JPY 7,402 409 — 409
0.40% Annual 1 day TONAR Annual 05/02/32 JPY 7,402 396 — 396
2.65% Annual 1 day SOFR Annual 06/02/32 USD 400 4,358 — 4,358
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 30,282 1,232 — 1,232
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 14,433 638 — 638
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 16,276 672 — 672
2.99% Annual 1 day SOFR Annual 06/22/32 USD 100 (1,783) — (1,783)
0.86% Annual 1 day TONAR Annual 05/09/52 JPY 4,843 1,545 — 1,545
0.86% Annual 1 day TONAR Annual 05/09/52 JPY 4,892 1,618 — 1,618
1.95% Annual 1 day SOFR Annual 05/12/52 USD 440 1,930 — 1,930
1.97% Annual 1 day SOFR Annual 05/12/52 USD 440 1,670 — 1,670
2.09% Annual 1 day SOFR Annual 05/12/52 USD 435 (1,195) — (1,195)
1.94% Annual 1 day SOFR Annual 05/23/52 USD 438 2,172 — 2,172
1.96% Annual 1 day SOFR Annual 05/23/52 USD 438 1,723 — 1,723
0.81% Annual 1 day TONAR Annual 05/30/52 JPY 2,705 1,137 — 1,137
0.82% Annual 1 day TONAR Annual 05/30/52 JPY 2,705 1,100 — 1,100
0.83% Annual 1 day TONAR Annual 05/30/52 JPY 2,705 1,042 — 1,042
0.87% Annual 1 day TONAR Annual 05/30/52 JPY 2,705 845 — 845
1 day SOFR Annual 2.08% Annual 05/30/52 USD 420 856 — 856
1.31% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 76 (360) — (360)
1.44% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 33 (433) (2) (431)
1.45% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 33 (454) (13) (441)
1.46% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 35 (504) 4 (508)
1.48% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 33 (517) (4) (513)
1.49% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 33 (538) (3) (535)
$ 30,192 $ (18) $ 30,210

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 12.03% At Termination BNP Paribas SA 01/02/25 BRL 48 $ (145) $ — $ (145)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 4 $ (22) $ 82,959 $ (52,749) $ 30,192
OTC Swaps ..................................................... — — — (145) (145)
Options Written ................................................... N/A N/A 132,930 (182,775) (276,631)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 47,386 $ — $ 47,386
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 5,291 — — 5,291
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 8,506 — — 8,506
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 82,959 — 82,959
$ — $ — $ — $ 13,797 $ 130,345 $ — $ 144,142
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 54,694 — 54,694
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 247 — — 247
Options written
(b)
Options written at value ..................... — — — 609 276,022 — 276,631
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 52,749 — 52,749
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 145 — 145
$ — $ — $ — $ 856 $ 383,610 $ — $ 384,466
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 11,576 $ — $ 11,576
Forward foreign currency exchange contracts .... — — — (9,230) — — (9,230)
Options purchased
(a)
.................... — — — (9,246) 46,024 — 36,778
Options written ........................ — — — — 65,478 — 65,478
Swaps .............................. — 691 — — (161,026) (143,071) (303,406)
$ — $ 691 $ — $ (18,476) $ (37,948) $ (143,071) $ (198,804)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 1,967 $ — $ 1,967
Forward foreign currency exchange contracts .... — — — 1,074 — — 1,074
Options purchased
(b)
.................... — — — (1,164) 1,818 — 654
Options written ........................ — — — 146 (97,225) — (97,079)
Swaps .............................. — — — — 30,579 37,149 67,728
$ — $ — $ — $ 56 $ (62,861) $ 37,149 $ (25,656)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
14
Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,681,736
Average notional value of contracts — short ................................................................................. $ 4,409,376
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 287,480
Average amounts sold — in USD ........................................................................................ $ 38,453
Options
Average value of option contracts purchased ................................................................................ $ 6,511
Average value of option contracts written ................................................................................... $ 305
Average notional value of swaption contracts purchased ......................................................................... $ 4,920,000
Average notional value of swaption contracts written ........................................................................... $ 19,937,843
Credit default swaps
Average notional value — buy protection ................................................................................... $ 5,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 3,796,675
Average notional value — receives fixed rate ................................................................................ $ 18,720,771
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 936,415
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 33,087 $ 29,052
Forward foreign currency exchange contracts ................................................................. 5,291 247
Options
(a)(b)
........................................................................................ 8,506 276,631
Swaps — centrally cleared .............................................................................. — 15,825
Swaps — OTC
(c)
.................................................................................... — 145
Total derivative assets a nd liabilities in the Statement of Assets and Liabilities .............................................
$ 46,884 $ 321,900
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(33,087) (44,877)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,797 $ 277,023
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
BNP Paribas SA ................................. $ 117 $ (117) $ — $ — $ —
Citibank NA .................................... 3,532 (714) — — 2,817
Deutsche Bank AG ............................... 2,714 (2,714) — — —
JPMorgan Chase Bank NA .......................... 7,340 — — — 7,340
UBS AG ...................................... 94 — — — 94
$ 13,797 $ (3,545) $ — $ — $ 10,251

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
15
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities (b)(c)
Bank of America NA .............................. $ 80,055 $ — $ — $ — $ 80,055
Bank of New York ................................ 64 — — — 64
Barclays Bank plc ................................ 32,736 — — — 32,736
BNP Paribas SA ................................. 145 (117) — — 28
Citibank NA .................................... 714 (714) — — —
Deutsche Bank AG ............................... 158,563 (2,714) — — 155,848
Goldman Sachs International ........................ 4,668 — — — 4,668
HSBC Bank plc .................................. 45 — — — 45
Standard Chartered Bank ........................... 33 — — — 33
$ 277,023 $ (3,545) $ — $ — $ 273,477
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
16
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,176,060 $ — $ 1,176,060
Foreign Government Obligations .............................. — 1,666 — 1,666
Non-Agency Mortgage-Backed Securities ........................ — 4,549,138 — 4,549,138
U.S. Government Sponsored Agency Securities .................... — 26,549,733 127,922 26,677,655
U.S. Treasury Obligations ................................... — 16,084,159 — 16,084,159
Short-Term Securities
Money Market Funds ...................................... 109,419 — — 109,419
U.S. Government Sponsored Agency Securities .................... — 4,190,263 — 4,190,263
Options Purchased
Foreign currency exchange contracts ........................... — 8,506 — 8,506
Liabilities
Investments
TBA Sale Commitments .................................... — (5,449,910) — (5,449,910)
$ 109,419 $ 47,109,615 $ 127,922 $ 47,346,956
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 5,291 $ — $ 5,291
Interest rate contracts ....................................... 47,386 82,959 — 130,345
Liabilities
Foreign currency exchange contracts ............................ — (856) — (856)
Interest rate contracts ....................................... (54,694) (328,916) — (383,610)
$ (7,308) $ (241,522) $ — $ (248,830)

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
17
Financial Statements
BlackRock U.S.
Government Bond
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 52,687,447
Investments, at value — affiliated
(b)
......................................................................................... 109,419
Cash ............................................................................................................. 14,037
Cash pledged: –
Futures contracts .................................................................................................... 69,000
Centrally cleared swaps ................................................................................................ 148,941
Foreign currency, at value
(c)
.............................................................................................. 183,127
Receivables: –
Swaps   .......................................................................................................... 229
TBA sale commitments ................................................................................................ 5,406,802
Capital shares sold ................................................................................................... 2,813
Dividends — affiliated ................................................................................................. 339
Interest — unaffiliated ................................................................................................. 185,523
Variation margin on futures contracts ....................................................................................... 33,087
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,291
Prepaid expenses ..................................................................................................... 688
Total assets .........................................................................................................
58,846,743
LIABILITIES
Options written, at value
(d)
................................................................................................ 276,631
TBA sale commitments, at value
(e)
.......................................................................................... 5,449,910
Payables: –
Investments purchased ................................................................................................ 8,918,708
Capital shares redeemed ............................................................................................... 273,716
Distribution fees ..................................................................................................... 756
Income dividend distributions ............................................................................................ 51,407
Investment advisory fees .............................................................................................. 8,664
Directors' and Officer's fees ............................................................................................. 1,303
Variation margin on futures contracts ....................................................................................... 29,052
Variation margin on centrally cleared swaps .................................................................................. 15,825
Other accrued expenses ............................................................................................... 135,769
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 247
OTC swaps ........................................................................................................ 145
Total liabilities ........................................................................................................
15,162,133
NET ASSETS ........................................................................................................
$ 43,684,610
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 50,983,608
Accumulated loss ..................................................................................................... (7,298,998)
NET ASSETS ........................................................................................................
$ 43,684,610
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 55,371,074
(b)
  Investments, at cost — affiliated .......................................................................................... $ 109,419
(c)
  Foreign currency, at cost ............................................................................................... $ 191,264
(d)
  Premiums received .................................................................................................. $ 226,786
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 5,406,802
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 40,106,387
Shares outstanding ...................................................................................................
4,243,538
Net asset value ......................................................................................................
$ 9.45
Shares authorized ....................................................................................................
300 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 3,578,223
Shares outstanding ...................................................................................................
378,785
Net asset value ......................................................................................................
$ 9.45
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
19
Financial Statements
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,267
Interest — unaffiliated ................................................................................................ 369,081
Total investment income .................................................................................................
371,348
EXPENSES
Investment advisory .................................................................................................. 118,972
Transfer agent — class specific .......................................................................................... 46,453
Professional ....................................................................................................... 37,141
Accounting services .................................................................................................. 32,812
Custodian ......................................................................................................... 5,858
Distribution — class specific ............................................................................................ 5,499
Transfer agent ...................................................................................................... 2,536
Miscellaneous ...................................................................................................... 14,841
Total expenses .......................................................................................................
264,112
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (62,585)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (45,134)
Total expenses after fees waived and/or reimbursed ..............................................................................
156,393
Net investment income ..................................................................................................
214,955
REALIZED AND UNREALIZED GAIN (LOSS) $ (5,087,679)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (1,249,100)
Forward foreign currency exchange contracts ............................................................................... (9,230)
Foreign currency transactions ......................................................................................... 3,083
Futures contracts .................................................................................................. 11,576
Options written ................................................................................................... 65,478
Swaps ......................................................................................................... (303,406)
A
(1,481,599)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (3,561,206)
Forward foreign currency exchange contracts ............................................................................... 1,074
Foreign currency translations .......................................................................................... (18,564)
Futures contracts .................................................................................................. 1,967
Options written ................................................................................................... (97,079)
Swaps ......................................................................................................... 67,728
A
(3,606,080)
Net realized and unrealized loss ............................................................................................
(5,087,679)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (4,872,724)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
20
See notes to financial statements.
BlackRock U.S. Government Bond V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 214,955 $ 344,224
Net realized loss .................................................................................. (1,481,599) (23,610)
Net change in unrealized appreciation (depreciation) .......................................................... (3,606,080) (1,329,853)
Net decrease in net assets resulting from operations ............................................................ (4,872,724) (1,009,239)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (243,444) (580,924)
  Class III ....................................................................................... (17,588) (44,621)
Decrease in net assets resulting from distributions to shareholders ................................................... (261,032) (625,545)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (4,768,215) (6,892,429)
NET ASSETS
Total decrease in net assets ............................................................................ (9,901,971) (8,527,213)
Beginning of period .................................................................................. 53,586,581 62,113,794
End of period ......................................................................................
$ 43,684,610 $ 53,586,581
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.50  $ 10.79  $ 10.32  $ 9.93  $ 10.12  $ 10.18
Net investment income
(a)
.........
0.05 0.07 0.16 0.23 0.21 0.16
Net realized and unrealized gain (loss)
(1.04) (0.24) 0.50 0.40 (0.18) (0.01)
Net increase (decrease) from investment
operations ................ (0.99) (0.17) 0.66  0.63  0.03  0.15
Distributions from net investment
income
(b)
............ (0.06) (0.12) (0.19) (0.24) (0.22) (0.21)
Net asset value, end of period ...... $ 9.45  $ 10.50  $ 10.79  $ 10.32  $ 9.93  $ 10.12
Total Return
(c)
(9.49)% — — — — —
Based on net asset value .......... (9.49)%
(d)
(1.59)% 6.46% 6.36% 0.29% 1.52%
Ratios to Average Net Assets
(e)
Total expenses .................
1.09%
(f)
1.02% 1.09% 1.70% 1.85% 1.31%
Total expenses after fees waived and/or
reimbursed ..................
0.63%
(f)
0.56% 0.63% 1.31% 1.27% 1.01%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.63%
(f)
0.56% 0.54% 0.74% 0.82% 0.87%
Net investment income ...........
0.93%
(f)
0.63% 1.54% 2.22% 2.10% 1.58%
Supplemental Data
Net assets, end of period (000) ...... $ 40,106  $ 48,507  $ 55,191  $ 53,865  $ 54,820  $ 65,100
Portfolio turnover rate
(g)
........... 331% 706% 672% 699% 737% 1,052%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
197% 373% 415% 445% 435% 681%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
22
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.50  $ 10.78  $ 10.32  $ 9.92  $ 10.11  $ 10.18
Net investment income
(a)
.........
0.03 0.04 0.13 0.19 0.18 0.13
Net realized and unrealized gain (loss)
(1.04) (0.23) 0.49 0.42 (0.18) (0.02)
Net increase (decrease) from investment
operations ................ (1.01) (0.19) 0.62  0.61  0.00  0.11
Distributions from net investment
income
(b)
............ (0.04) (0.09) (0.16) (0.21) (0.19) (0.18)
Net asset value, end of period ...... $ 9.45  $ 10.50  $ 10.78  $ 10.32  $ 9.92  $ 10.11
Total Return
(c)
(9.63)% — — — — —
Based on net asset value .......... (9.63)%
(d)
(1.81)% 6.03% 6.14% (0.01)% 1.10%
Ratios to Average Net Assets
(e)
Total expenses .................
1.29%
(f)
1.22% 1.28% 1.89% 2.03% 1.45%
Total expenses after fees waived and/or
reimbursed ..................
0.94%
(f)
0.87% 0.92% 1.61% 1.57% 1.30%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ....................
0.94%
(f)
0.87% 0.84% 1.03% 1.13% 1.17%
Net investment income ...........
0.60%
(f)
0.34% 1.19% 1.86% 1.86% 1.30%
Supplemental Data
Net assets, end of period (000) ...... $ 3,578  $ 5,079  $ 6,923  $ 2,698  $ 3,305  $ 1,785
Portfolio turnover rate
(g)
........... 331% 706% 672% 699% 737% 1,052%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
197% 373% 415% 445% 435% 681%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
23
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock U.S.
Government Bond V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/
deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan ”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets . The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
26
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backe d securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. S tripped mortgage-backed securities may be privately issued.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
28
netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to C lass III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $5,499.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 43,155 $ 3,298 $ 46,453

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: The Manager voluntarily agreed to waive 0.26% of its investment advisory fees paid by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
For the six months ended June 30, 2022, the amount waived was $ 61,86 6 .
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $720.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors”, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock U.S. Government Bond V.I. Fund
Class I .......................................................................................................... $ 43,155
Class III ......................................................................................................... 1,979
$ 45,134
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
30
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were $68,884,828 and $68,977,894, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $3,228,744.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
BlackRock U.S. Government Bond V.I. Fund ................................... $ 9,667,569 $ 15,540,928 $ 160,651,465 $ 160,496,018
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Government Bond V.I. Fund ............................... $ 55,492,823 $ 382,908 $ (3,144,017) $ (2,761,109)

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
32
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Government Bond V.I. Fund
Class I
Shares sold .............................................
180,901 $ 1,805,355 360,686 $ 3,821,135
Shares issued in reinvestment of distributions ........................
22,402 221,809 57,610 611,049
Shares redeemed .........................................
(579,677) (5,787,259) (914,738) (9,677,139)
(376,374) $ (3,760,095) (496,442) $ (5,244,955)
Class III
Shares sold .............................................
289,195 $ 2,923,766 680,230 $ 7,227,585
Shares issued in reinvestment of distributions ........................
1,569 15,469 4,581 48,594
Shares redeemed .........................................
(395,917) (3,947,355) (842,934) (8,923,653)
(105,153) $ (1,008,120) (158,123) $ (1,647,474)
(481,527) $ (4,768,215) (654,565) $ (6,892,429)

Glossary of Terms Used in this Report
33
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 20, 2022 (the “April Meeting”) and May 11-12, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the “BSL Sub-Advisory
Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the each service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
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2022
BlackRock Semi-Annual Report to Shareholders
and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to 60/40 Target Allocation ETF V.I. Fund, Large Cap Focus Growth V.I. Fund, Capital Appreciation
V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund, Global Allocation V.I. Fund, Basic Value V.I. Fund, SMID Cap V.I. Fund, Equity Dividend V.I. Fund and
International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”); with respect to Managed Volatility V.I. Fund, in light of the
Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”); with respect to International Index V.I. Fund, Small
Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of each Fund as compared with its benchmark; and, with respect to Government Money Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of the Large Cap Core V.I. Fund and Large Cap Value V.I. Fund ranked in the second quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the pertinent Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three-, and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation V.I. Fund ranked in the third, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Focus Growth V.I. Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the fourth, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, International V.I. Fund ranked in the third, first and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the fourth, third and second quartiles, respectively against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods. The Board also noted that effective February 9, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Advantage U.S. Total Market V.I. Fund to BlackRock Advantage SMID Cap V.I. Fund.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the fourth, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the fourth quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance during the one-year period, was primarily driven by investment decisions in the healthcare sector. During the three- and five-year periods underperformance was generally driven by the Fund’s value orientation. The Board and BlackRock discussed
BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board reviewed Government Money Market V.I. Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-and three-year periods reported, the Fund underperformed and outperformed, respectively, its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark
Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
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2022
BlackRock Semi-Annual Report to Shareholders
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted
that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that
60/40 Target Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the
Independent Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap, on a class-by-class basis. The contractual expense cap reduction was implemented on June 1, 2022. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense
Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii) the
BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on April 14, 2022 (the “April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”)
and BlackRock U.S. Government Bond V.I. Fund (the “U.S. Government Bond V.I. Fund” and collectively with the High Yield V.I. Fund and the Total Return V.I. Fund, the
“Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-
advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Total Return V.I. Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) The use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High
Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, the U.S. Government Bond V.I. Fund ranked in the second quartile against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the U.S.
Government Bond V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the High Yield V.I. Fund or the Total Return V.I. Fund were to decrease, the High Yield V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield
V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the Total Return V.I. Fund or the High Yield V.I Fund were to decrease, the
Total Return V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
The Board noted that the U.S. Government Bond V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the U.S. Government Bond V.I. Fund’s Expense Peers. The Board also noted that the
U.S. Government Bond V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the U.S. Government Bond V.I.
Fund increases above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond V.I. Fund were to decrease, the U.S. Government
Bond V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S.
Government Bond V.I. Fund’s total expenses as a percentage of the U.S. Government Bond V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the U.S. Government Bond V.I. Fund on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to waive a portion of the advisory fee payable by the U.S. Government Bond
V.I. Fund. An advisory fee waiver has been in effect since 2016, that amount of which may have varied from time to time. After discussion between the Board, including the
Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the current 26 basis point voluntary advisory fee waiver.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the
Company, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the Manager and BRS, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual report s and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock Total Return
V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-6/22-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 12, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 12, 2022